(ICON)
The
Target Portfolio
 Trust

(SYMBOL)

Annual Report

December 31, 1996

(LOGO)

(ICON)

The Target Portfolio Trust
Table of Contents

                                            Page
Shareholder Letter                            2
Target's Shareholder Services                 7
Portfolio of Investments:
Large Capitalization Growth Portfolio         8
Large Capitalization Value Portfolio         10
Small Capitalization Growth Portfolio        14
Small Capitalization Value Portfolio         18
International Equity Portfolio               22
International Bond Portfolio                 25
Total Return Bond Portfolio                  27
Intermediate-Term Bond Portfolio             30
Mortgage Backed Securities Portfolio         33
U.S. Government Money Market Portfolio       35
Statements of Assets and Liabilities         36
Statements of Operations                     38
Statements of Changes in Net Assets          40
Financial Highlights                         42
Notes to Financial Statements                46

Dear Target Shareholder:
It's been quite a year for the U.S. stock market.
In fact, stocks have just
concluded their best two-year performance in 20 years, with back-to-back,
20% plus returns in both 1995 and 1996, as measured by the S&P 500. (If you look at the more narrowly focused Dow Jones
Industrial Average, it was the
best performance in 40 years.) Conditions were ideal for investors - U.S.
economic growth was moderate, inflation was benign and corporate profits were good.

Performance Summary as of December 31, 1996
                                   12/31/95
12/31/96     12 Month*     # of
Portfolios                            NAV
NAV     Total Return  Funds**
Large Capitalization Growth         $12.13
$12.97       21.09%
Lipper Growth Fund Avg
17.48         805
Large Capitalization Value           12.57
13.97       19.17
Growth & Income Avg
20.69         613
Small Capitalization Growth          14.15
14.93       18.88
Small Company Avg
14.51         461
Small Capitalization Value           13.07
15.22       21.75
Small Company Avg
14.51         461
International Equity                 13.64
14.82       15.25
International Avg
14.43         393
International Bond                   10.19
10.17        4.45
General World Income Avg
9.25         195
Total Return Bond                    10.62
10.28        5.02
Corporate Debt BBB Avg
2.61         121
Intermediate-Term Bond               10.51
10.30        5.22
Intermediate Investment Grade
2.91         194
Mortgage Backed Securities           10.31
10.21        5.56
U.S. Mortgage Avg
3.90          66
U.S. Government Money Market          1.00
1.00        4.53
U.S. Money Fund Avg
4.95         119

  * Source: Lipper Analytical Services for Lipper averages, and Prudential
Mutual Fund Management for Target returns. Target returns are in bold face type. Returns assume the reinvestment of all dividends and distributions and take into account all charges and expenses applicable to an investment in each portfolio except the annual Target advisory fee. For retail accounts, the maximum annual advisory fee is 1.5% of equity portfolio assets and 1.0% of bond and money market portfolio assets. For retirement accounts, the maximum advisory fees are 1.25% and 1.35%, respectively. Past performance is not indicative of future results and an investor's shares, when redeemed, may be worth more or less than their original cost.
   ** Represents the number of funds in each respective Lipper category.

International stock returns, while positive for the year, lagged the U.S.
U.S. bond markets did not fare as well in 1996, although they did finish in positive territory. Long-term interest rates spiked early in the year, when economic growth surged after a winter lull. Growth cooled in the third quarter but long-term interest rates remained stubbornly higher than last year, preventing bonds from repeating their outstanding performance in 1995.
International bond markets mirrored the U.S., although some did produce superior returns in local currency terms.
Target shareholders enjoyed competitive returns throughout 1996 - with less volatility than if invested in one segment of market. Why? Because the typical
Target account contained between five and eight portfolios. Sure, some portfolios performed better than others, but markets seldom move in lockstep.
And there can be no assurance that any portfolio will achieve its investment objective. That's why it's so important to maintain a proper allocation among several portfolios.
The fourth quarter wrapped up a good year for domestic stocks, although
December was not particularly kind to the large cap growth part of the market. The Large Capitalization Growth Portfolio, managed by Oak Associates and Columbus Circle, was bolstered by returns in November, largely from Oak Associates' portion of the Portfolio.
Oak continued to focus on large technology stocks such as Intel and Cisco.
Columbus Circle also favored technology as well as finance. While these sectors were generally good performers, some individual stocks proved disappointing. While the Large Capitalization
Value Portfolio, managed by
Invesco Capital Management and Hotchkis & Wiley, performed relatively well for the year, it was a challenging time for value investors as growth stocks continued to garner most of the spotlight.
Hotchkis & Wiley continued to
invest in high dividend paying stocks that were undervalued. Overall, the
Portfolio was well diversified in sectors ranging from utilities and telecommunications to durable goods and chemicals.
Invesco's portion of the
Portfolio was focused more towards the consumer staples and financial sectors.
The small cap growth sector of the market stalled in the fourth quarter but posted good returns for the year. However, small cap growth stocks in general trailed large and small cap value stocks. The
Small Capitalization Growth
Portfolio, managed by Nicholas Applegate Capital
Management and IAI, performed
fairly well due to the performance from IAI's portion of the Portfolio. Their dedication to a high quality, growth style paid off as many of their stock


Average Annual Total Returns as of December 31,
1996

Since
Portfolios                          One Year
Three Years  Inception*
Large Capitalization Growth          19.29%
13.07%        9.16%
Large Capitalization Value           17.39
15.41        11.61
Small Capitalization Growth          17.11
11.47        12.86
Small Capitalization Value           20.03
7.30        12.60
International Equity                 13.53
8.39        13.58
International Bond                    3.41
N/A         6.33
Total Return Bond                     3.97
5.55         6.45
Intermediate-Term Bond                4.17
5.27         6.03
Mortgage Backed Securities            4.50
5.79         6.31

  Note:  The average annual return for the Target
Portfolios assumes
the imposition of the maximum Target advisory fee of 1.5% for stock portfolios and 1.00% for the bond portfolios.

  * The inception date for all portfolios is 1/5/93, except for International
Bond, which is 5/17/94. Past performance is not indicative of future results.

selections in the previously unpopular energy sector were rewarded.
Nicholas-Applegate's style was somewhat out-of-favor in 1996 and their performance lagged IAI's (The opposite was true in 1995). In the fourth quarter, the small cap value sector pulled a page out of the tortoise and the hare fable by roaring ahead of the small cap growth sector of the market.
The rally was fueled mostly by interest rate sensitive securities. The Small
Capitalization Value Portfolio, managed by Lazard
Freres Asset Management and
Wood, Struthers & Winthrop, was very diversified in undervalued small companies with favorable business prospects.
Lazard Freres had an
excellent fourth quarter and year. The performance of their portion of the Portfolio was driven by financial and energy stocks. Wood, Struthers
& Winthrop had a good quarter and managed to post competitive returns in spite of a very conservatively positioned portfolio.

International Stocks Were Attractive.
International stocks quietly provided attractive returns, albeit not as good as those in the U.S. The International Equity
Portfolio, managed by Lazard
Freres Asset Management, performed well due to good fundamental stock selection and geographic allocations. The
Portfolio continued to add
attractively priced stocks that were believed poised for price appreciation.
The manager's optimism was fueled by their belief that many foreign companies and economies continue to undergo the same changes that have rewarded the U.S.
economy and stock market in recent years.
Specifically, many foreign companies
have been restructuring and realizing tremendous productivity gains and cost reductions, while lowering debt. Furthermore, interest rates have been declining for years across Europe and in Japan.
Finally, many Europeans and
Japanese were starting to realize that perhaps they should not be relying solely upon government to finance their retirements and that they would need to personally invest in equities. Sound familiar?
Bonds: 1996 Was No 1995.
After delivering double-digit returns in 1995, U.S. bonds were a disappointment in 1996, finishing far behind stocks. Interest rates rose early in the year, then fell, but unfortunately ended slightly higher than where they began, limiting investors' gains. The villain was an uncooperative economy, which threw off conflicting signals - first slowing, then accelerating, and finally settling down to close the year at a moderate pace. Bonds do best when interest rates are falling or at least not rising.
Bond prices fell early in 1996 when economic growth accelerated, because investors feared rising inflation and rising interest rates. When economic growth slowed over the summer, bonds rose, but not enough to recoup their earlier losses.
The fourth quarter watched the world's bond markets behave similarly to the first nine months of the year. Overall, international bond markets produced superior returns (in local currency terms) relative to the U.S. However, appreciation of the U.S. dollar negated much of this advantage. The
International Bond Portfolio, managed by Fiduciary
International, found
the best performing bond markets were once again in Europe. The move to create a unified European monetary system continued to roll, prompting further convergence of the smaller markets' currencies (Italy, Spain and
Sweden) toward the core. Of the larger countries, the Portfolio's manager believed that UK government bonds offered outstanding medium-term value and thus added them to their holdings.
While the stock market provided large gains again this year, the U.S. bond market's performance might be categorized as ho-hum. This year's tough market conditions highlighted the importance of the diversified approach to bond investments used by the Total Return Bond
Portfolio manager, Pacific
Investment Management Company (PIMCO), PIMCO's use of multiple strategies, however, ranging from sector rotation to in-depth analysis of individual securities, allowed the Portfolio to post. The
Portfolio was well-diversified
across Treasurys and mortgages, with some exposure to corporate bonds
Yields on Treasurys with maturities from 1 year to 30 years fell between
0.20% and 0.28% during the fourth quarter, capping off a year of dramatic changes across the U.S. fixed income market. The
Intermediate Term Bond
Portfolio, managed by PIMCO, continued to maintain a duration above its benchmark during the fourth quarter, reflecting
PIMCO's positive view on
interest rates. The Portfolio's higher duration benefited investment returns as bond prices increased in this falling interest rate environment. Within the different sectors of the bond market, PIMCO thought corporates were generally not very attractive, and were emphasizing mortgages and Treasurys.
The Mortgage Backed Securities Portfolio, managed by Wellington Management, turned in another good year as it continued to outperform its peers, as measured by the Lipper Mortgage Average. Within the bond market, mortgages have continued to be the sector of choice for investors searching for incremental income over Treasurys. Wellington was modestly positive on interest rates based on an improved inflation outlook and targeted the
Portfolio's duration to be modestly longer than that of its benchmark.
Short-term interest rates were mixed in the fourth quarter. While most fixed income yields moved lower, seasonal forces put upward pressure on the shortest maturity instruments. As the first quarter of 1997 progressed, the U.S.
Government Money Market Portfolio, managed by
Wellington, remained biased
toward higher rates and consequently maintained a shorter duration while keeping vigilant for any tactical opportunities to lengthen duration once market prices have fully discounted the Federal
Reserve's  moves. (An
investment in the Fund is neither insured nor guaranteed by the U.S.
government, and there can be no assurance that the Fund will be able to maintain a stable net assset value of $1 per share.)


Your Allocation Mainly Determines Your Returns
Security Selection and Other 7%
Market Timing 2%
Asset Allocation 91%
              (CHART)

Based on a study of 82 large pension funds.
Source: Financial Analysts
Journal, May/June 1991
Asset allocation is the process of designing an overall portfolio that reflects your personal risk and return requirements. It helps you invest in specific amounts of different securities:
corporates, Treasurys, small
caps, large caps, foreign, etc. Asset allocation is important because, over the long-term, it's usually more important to be in stocks and bonds as a whole than it is to pick individual stocks and bonds. In fact, just over 91% of a portfolio's long-term return is due to the initial allocation.
Target's asset allocations are designed for you once you complete the Target
Questionnaire. In this way, the Target program helps ensure that your overall account reflects your personal investment risk and return requirements.

Conclusion:
Our Outlook Is Optimistic.
Three months ago we were saying that a 6000 Dow did not seem far away.
This year a Dow of 8000 may be in our sights. As the first quarter begins, market watchers generally remain cautious but optimistic for the future.
Economic expansion should occur worldwide but with the usual roller coaster ride of up and downs in the world markets. Over time, those investors who have ridden out the roller coaster have been rewarded, because a good ride requires a long-term view and proper diversification.
As always, we appreciate your commitment to Target and having the opportunity to report our activities to you.

Sincerely,


Brian M. Storms
President, Prudential Mutual Funds & Annuities

Target's Shareholder Services
Target strives to demonstrate that top managers can make a difference, asset allocation can limit volatility, and quality services are worth paying for. So here's a sampling of the services you receive as a Target shareholder. This short list should confirm that your choice to use Target was the right one for you and your family.
Consulting Services
1)  Questionnaire process addresses your
investment needs.
2)  Personalized investment policy statement (the
Evaluation) details your
    risk profile.
3) Sixty-six recommended asset allocations or unlimited number of customized allocations are available.
4)  Access to top investment advisers who manage
Target portfolios.
5) Adviser monitoring helps ensure that they perform as expected over the long term.
6)  Adviser changes are made if long-term
performance is poor.
7) Free, unlimited allocation changes help you react to changing market conditions.
8) Research services from Ibbotson Associates are used for allocation construction.
9)  IRA analysis details your overall IRA
allocation and suggests a new one,
    if appropriate.
10) Enhancements and new portfolios keep Target on the cutting-edge.
11) Personalized 401(k) evaluation helps illustrate the benefits of such a plan, if appropriate.
12) A Financial Advisor's professional guidance to assist you.
Reporting Services
1) Customized quarterly reports contain time-weighted and dollar-weighted returns.
2) Detailed tax information including gains, losses and average cost per share.
3) Quarterly market commentaries address stock, bond and international markets.
4) Quarterly adviser comments focus on their specific market expertise.
5) Detailed performance of most major market indices.

(ICON)
                                        7

               THE TARGET PORTFOLIO TRUST
               Large Capitalization Growth
               Portfolio
               Portfolio of Investments
               December 31, 1996


VALUE
 SHARES                DESCRIPTION           (NOTE
1)
                LONG-TERM INVESTMENTS--97.1%
                Common Stocks--97.1%
                Aerospace--3.7%
    38,500      Boeing Co..................  $
4,095,438
    28,800      Honeywell, Inc.............
1,893,600
    24,200      Lockheed Martin Corp.......
2,214,300
                                             -----
-------

8,203,338
                                             -----
-------
                Apparel & Textiles--0.7%
    24,700      NIKE, Inc..................
1,475,825
                                             -----
-------
                Auto Parts--0.5%
    44,200      AutoZone, Inc.*............
1,215,500
                                             -----
-------
                Banks--4.2%
    27,000      Citicorp...................
2,781,000
    65,700      NationsBank Corp...........
6,422,175
                                             -----
-------

9,203,175
                                             -----
-------
                Business Services--0.9%
    43,600      CUC International Inc.*....
1,035,500
    35,600      Service Corp.
                  International............
996,800
                                             -----
-------

2,032,300
                                             -----
-------
                Chemicals--0.8%
    43,600      IMC Global, Inc............
1,705,850
                                             -----
-------
                Computers & Business Equipment--
15.3%
   100,000      3Com Corp.*................
7,337,500
    53,600      Apple Computer, Inc........
1,118,900
   143,000      Bay Networks, Inc.*........
2,985,125
    29,600      Cabletron Systems, Inc.*...
984,200
   149,900      Cisco Systems, Inc.*.......
9,537,387
    71,000      Compaq Computer Corp.......
5,271,750
     9,300      International Business
                  Machines Corp............
1,404,300
   200,000      Sun Microsystems, Inc.*....
5,137,500
                                             -----
-------

33,776,662
                                             -----
-------
                Cosmetics & Toiletries--1.0%
    18,600      Avon Products, Inc........  $
1,062,525
    13,500      Gillette Co...............
1,049,625
                                            ------
-----

2,112,150
                                            ------
-----
                Drugs & Healthcare--12.7%
    52,800      American Home Products
                  Corp....................
3,095,400
    35,100      Cardinal Health, Inc......
2,044,575
    59,800      Columbia/HCA Healthcare
                  Corp....................
2,436,850
    80,300      Johnson & Johnson Co......
3,994,925
    19,600      Lilly (Eli) & Co..........
1,430,800
    22,000      Medtronic, Inc............
1,496,000
    78,000      Merck & Co., Inc..........
6,181,500
    88,000      Pfizer Inc................
7,293,000
                                            ------
-----

27,973,050
                                            ------
-----
                Electronics--10.5%
    42,800      Adaptec Inc...............
1,712,000
    82,300      Ascend Communications,
                  Inc.*...................
5,112,887
    10,000      Aspect Telecommunications
                  Corp.*..................
635,000
   106,000      Linear Technology Corp....
4,650,750
   100,000      Maxim Integrated Products,
                  Inc.*...................
4,325,000
    45,000      Motorola, Inc.............
2,761,875
   110,000      Xilinx Inc.*..............
4,049,375
                                            ------
-----

23,246,887
                                            ------
-----
                Financial Services--3.8%
    38,200      Associates First Capital
                  Corp....................
1,685,575
    34,100      Chase Manhattan Corp......
3,043,425
    57,700      Green Tree Financial
                  Corp....................
2,228,663
    17,500      Merrill Lynch & Co., Inc..
1,426,250
                                            ------
-----

8,383,913
                                            ------
-----
                Gas & Pipeline Utilities--0.8%
    33,900      Sonat Inc.................
1,745,850
                                            ------
-----
                Hotels & Restaurants--1.1%
    91,700      Hilton Hotels Corp........
2,395,663
                                            ------
-----

--------------------------------------------------
------------------------------
             See Notes to Financial Statements
beginning on page 46
                                       8


VALUE
 SHARES                DESCRIPTION           (NOTE
1)
                Industrial Machinery--2.2%
   136,000      Applied Materials, Inc.*...  $
4,887,500
                                             -----
-------
                Insurance--3.8%
    57,900      Allstate Corporation.......
3,350,962
    47,000      American International
                  Group, Inc...............
5,087,750
                                             -----
-------

8,438,712
                                             -----
-------
                Leisure--0.6%
    18,200      Disney (Walt) Co...........
1,267,175
                                             -----
-------
                Oil & Gas--2.3%
    12,700      Atlantic Richfield Co......
1,682,750
    28,900      Burlington Resources, Inc..
1,455,838
    13,600      Transocean Offshore Inc....
851,700
    45,400      USX - Marathon Group.......
1,083,925
                                             -----
-------

5,074,213
                                             -----
-------
                Paper--0.9%
    21,200      Kimberly-Clark Corp........
2,019,300
                                             -----
-------
                Petroleum Services--1.5%
    33,200      Schlumberger Ltd...........
3,315,850
                                             -----
-------
                Retail Grocery--1.0%
    51,200      Safeway Inc................
2,188,800
                                             -----
-------
                Retail Trade--3.9%
    21,000      Home Depot, Inc............
1,052,625
    70,800      Price / Costco, Inc.*......
1,778,850
    99,100      Staples, Inc.*.............
1,789,994
    42,600      TJX Companies Inc..........
2,018,175
    66,900      Toys 'R' Us, Inc.*.........
2,007,000
                                             -----
-------

8,646,644
                                             -----
-------
                Semiconductors & Equipment--9.2%
   170,000      Atmel Corp.*...............
5,631,250
   105,100      Intel Corp.................
13,761,531
    37,400      LSI Logic Corp.*...........
1,000,450
                                             -----
-------

20,393,231
                                             -----
-------
                Software & Services--9.3%
    30,900      Computer Associates         $
1,537,275
                  International, Inc......
    74,384      First Data Corp...........
2,715,016
    44,000      HBO & Co..................
2,612,500
    91,000      Microsoft Corp.*..........
7,518,875
    29,000      Netscape Communications
                  Corp....................
1,649,375
    90,000      Parametric Technology
                  Corp.*..................
4,623,750
                                            ------
-----

20,656,791
                                            ------
-----
                Telecommunication--6.4%
    53,700      Lucent Technologies Inc...
2,483,625
    30,400      Qualcomm, Inc.............
1,212,200
    94,300      U.S. Robotics Corp........
6,789,600
   136,500      WorldCom Inc.*............
3,557,531
                                            ------
-----

14,042,956
                                            ------
-----
                Total common stocks
                (cost $167,156,566).......
214,401,335
                                            ------
-----
                SHORT-TERM INVESTMENTS--2.7%
Principal
  Amount
  (000)         Repurchase Agreement--2.7%
----------
$    5,971      State Street Bank & Trust
                  Co.,
                  4.00%, dated 12/31/96,
                  due 1/2/97 in the amount
                  of $5,972,327 (cost
                  $5,971,000: value of
                  collateral including
                  accrued interest
                  $6,253,899).............
5,971,000
                                            ------
-----
                Total short-term
                  investments
                  (cost $5,971,000).......
5,971,000
                                            ------
-----
                Total Investments--99.8%
                (cost $173,127,566).......
220,372,335
                Other assets in excess of
                liabilities--0.2%.........
410,094
                                            ------
-----
                Net Assets--100%..........
$220,782,429
                                            ------
-----
                                            ------
-----

---------------
* Non-income producing.

--------------------------------------------------
------------------------------
             See Notes to Financial Statements
beginning on page 46
                                       9

               THE TARGET PORTFOLIO TRUST
               Large Capitalization Value
               Portfolio
               Portfolio of Investments
               December 31, 1996


VALUE
 SHARES                DESCRIPTION           (NOTE
1)
                LONG-TERM INVESTMENTS--97.6%
                Common Stocks--97.6%
                Aerospace--2.6%
    22,000      Boeing Co..................  $
2,340,250
    24,450      Lockheed Martin Corp.......
2,237,175
    16,000      Northrop Grumman Corp......
1,324,000
                                             -----
-------

5,901,425
                                             -----
-------
                Agriculture Machinery--1.5%
    39,500      Deere & Co.................
1,604,687
    82,000      New Holland NV.............
1,711,750
                                             -----
-------

3,316,437
                                             -----
-------
                Agriculture Products--0.8%
    78,750      Archer-Daniels Midland
                  Co.......................
1,732,500
                                             -----
-------
                Aluminum--1.7%
    52,000      Aluminum Company of
                  America..................
3,315,000
    11,000      Reynolds Metals Co.........
620,125
                                             -----
-------

3,935,125
                                             -----
-------
                Apparel & Textiles--2.4%
    35,000      Reebok International,
                  Ltd......................
1,470,000
    45,000      Russell Corp...............
1,338,750
   115,000      Shaw Industries, Inc.......
1,351,250
    40,000      Unifi, Inc.................
1,285,000
                                             -----
-------

5,445,000
                                             -----
-------
                Auto Parts--1.3%
    50,000      Dana Corp..................
1,631,250
    30,000      Genuine Parts Co...........
1,335,000
                                             -----
-------

2,966,250
                                             -----
-------
                Automobiles--3.7%
   142,000      Ford Motor Co..............
4,526,250
    70,000      General Motors Corp........
3,902,500
                                             -----
-------

8,428,750
                                             -----
-------
                Banks--9.8%
   105,000      Ahmanson (H.F.) & Co......  $
3,412,500
     9,000      BankAmerica Corp..........
897,750
    40,000      Boatmen's Bancshares......
2,580,000
     9,060      Chase Manhattan Corp......
808,605
    11,000      Comerica, Inc.............
576,125
     9,600      First America Bank Corp...
577,200
    45,000      First Chicago Nbd Corp....
2,418,750
    75,000      Great Western Financial
                  Corp....................
2,175,000
    27,000      Keycorp...................
1,363,500
    72,000      National City Corp........
3,231,000
    22,000      NationsBank Corp..........
2,150,500
     8,500      Signet Banking Corp.......
261,375
    35,000      Wachovia Corp.............
1,977,500
                                            ------
-----

22,429,805
                                            ------
-----
                Brewery--1.7%
    98,600      Anheuser Busch Cos.,
                  Inc.*...................
3,944,000
                                            ------
-----
                Chemicals--2.8%
    36,000      Dow Chemical Co...........
2,821,500
    21,000      Du Pont (E.I.) De Nemours
                  & Co....................
1,981,875
     6,700      Eastman Chemical Co.......
370,175
    20,000      Great Lakes Chemical Corp.
935,000
     8,785      Millennium Chemicals
                  Inc.*...................
155,934
                                            ------
-----

6,264,484
                                            ------
-----
                Computers & Business Equipment--
3.5%
    30,000      Compaq Computer Corp.*....
2,227,500
    36,000      Hewlett-Packard Co........
1,809,000
                International Business
    15,000        Machines Corp...........
2,265,000
    30,000      Pitney Bowes, Inc.........
1,635,000
                                            ------
-----

7,936,500
                                            ------
-----
                Conglomerate--3.5%
    58,000      American Brands Inc.......
2,878,250
    25,000      Dover Corp................
1,256,250
   223,000      Hanson PLC (ADR)..........
1,505,250
    25,000      Textron, Inc..............
2,356,250
                                            ------
-----

7,996,000
                                            ------
-----

--------------------------------------------------
------------------------------
             See Notes to Financial Statements
beginning on page 46
                                       10


VALUE
 SHARES                DESCRIPTION           (NOTE
1)
                Domestic Oil--1.5%
    16,000      Atlantic Richfield Co......  $
2,120,000
    50,000      USX - Marathon Group.......
1,193,750
                                             -----
-------

3,313,750
                                             -----
-------
                Drugs & Healthcare--8.7%
    32,500      Abbott Laboratories........
1,649,375
    54,000      American Home Products
                  Corp.....................
3,165,750
    20,000      Baxter International, Inc..
820,000
    33,000      Bristol Myers Squibb Co....
3,588,750
    52,500      Columbia/HCA Healthcare
                  Corp.....................
2,139,375
    34,000      Lilly (Eli) & Co...........
2,482,000
    32,000      Merck & Co., Inc...........
2,536,000
    87,000      Mylan Laboratories.........
1,457,250
    30,000      Schering Plough Corp.......
1,942,500
                                             -----
-------

19,781,000
                                             -----
-------
                Electric Utilities--6.8%
    20,000      Central & South West Corp..
512,500
    73,000      CMS Energy Corp............
2,454,625
     6,000      DTE Energy Company.........
194,250
   139,000      Edison International.......
2,762,625
    21,000      General Public Utilities
                  Corp.....................
706,125
    20,000      Illinova Corp..............
550,000
    50,000      New York State Electric &
                  Gas Corp.................
1,081,250
   109,300      Niagara Mohawk Power Corp..
1,079,337
    45,000      PECO Energy Co.............
1,136,250
    40,000      Public Service Enterprise
                  Group Inc................
1,090,000
    80,000      Southern Co................
1,810,000
    80,000      Unicom Corp................
2,170,000
                                             -----
-------

15,546,962
                                             -----
-------
                Electrical Equipment--1.5%
    20,000      Emerson Electric Co.*......
1,935,000
    15,000      General Electric Co........
1,483,125
                                             -----
-------

3,418,125
                                             -----
-------
                Electronics--1.6%
    40,000      Raytheon Co................
1,925,000
    27,000      Rockwell International
                  Corporation New..........
1,643,625
                                             -----
-------

3,568,625
                                             -----
-------
                Financial Services--2.9%
    17,000      Beneficial Corp...........  $
1,077,375
                Federal National Mortgage
   104,000        Association.............
3,874,000
    18,000      Household International,
                  Inc.....................
1,660,500
                                            ------
-----

6,611,875
                                            ------
-----
                Food & Beverages--2.4%
    52,500      Heinz (H.J.) Co...........
1,876,875
    50,000      PepsiCo, Inc..............
1,462,500
    60,000      Tyson Foods, Inc..........
2,055,000
                                            ------
-----

5,394,375
                                            ------
-----
                Forest Products--2.5%
    16,000      Georgia-Pacific Corp......
1,152,000
    25,000      Kimberly-Clark Corp.......
2,381,250
    47,000      Weyerhaeuser Co...........
2,226,625
                                            ------
-----

5,759,875
                                            ------
-----
                Gas & Pipeline Utilities--0.4%
    27,000      Eastern Enterprises.......
955,125
                                            ------
-----
                Household Appliances & Home
                  Furnishings--1.3%
    70,000      Maytag Corp...............
1,382,500
    36,000      Whirlpool Corp............
1,678,500
                                            ------
-----

3,061,000
                                            ------
-----
                Insurance--6.6%
    55,000      American General Corp.....
2,248,125
    27,000      Aon Corp..................
1,677,375
    10,000      General Reinsurance Corp..
1,577,500
    30,000      Jefferson-Pilot Corp......
1,698,750
    22,000      Lincoln National Corp.....
1,155,000
    19,000      Marsh & Mclennan Cos.,
                  Inc.....................
1,976,000
    55,000      SAFECO Corp...............
2,169,062
    11,000      St. Paul Cos, Inc.........
644,875
    14,000      Transamerica Corp.........
1,106,000
    23,000      USLIFE Corp...............
764,750
                                            ------
-----

15,017,437
                                            ------
-----

--------------------------------------------------
------------------------------
             See Notes to Financial Statements
beginning on page 46
                                       11

               THE TARGET PORTFOLIO TRUST
               Large Capitalization Value
               Portfolio (cont'd)
               Portfolio of Investments
               December 31, 1996


VALUE
 SHARES                DESCRIPTION           (NOTE
1)
                International Oil--4.7%
    25,000      Amoco Corp.................  $
2,012,500
    30,000      Chevron Corp...............
1,950,000
    31,000      Exxon Corp.................
3,038,000
    50,000      Repsol S.A. (ADR)..........
1,906,250
    11,000      Royal Dutch Petroleum Co...
1,878,250
                                             -----
-------

10,785,000
                                             -----
-------
                Mining--0.6%
    21,300      Phelps Dodge Corp..........
1,437,750
                                             -----
-------
                Miscellaneous--1.0%
    52,000      Tenneco Incorporated New...
2,346,500
                                             -----
-------
                Paper--2.1%
    59,999      International Paper Co.....
2,422,460
    25,000      Union Camp Corp............
1,193,750
    37,500      Westvaco Corp..............
1,078,125
                                             -----
-------

4,694,335
                                             -----
-------
                Petroleum Services--0.2%
     7,900      Ashland, Inc...............
346,613
     7,000      Ultramar Diamond Shamrock..
221,375
                                             -----
-------

567,988
                                             -----
-------
                Pollution Control--1.9%
   115,300      Browning Ferris Industries,
                  Inc......................
3,026,625
    40,000      WMX Technologies, Inc......
1,305,000
                                             -----
-------

4,331,625
                                             -----
-------
                Publishing--0.2%
    16,000      Dun & Bradstreet Corp......
380,000
                                             -----
-------
                Railroads & Equipment--1.3%
     8,100      Conrail, Inc...............
806,963
    35,000      Illinois Central Corp......
1,120,000
    12,000      Norfolk Southern Corp......
1,050,000
                                             -----
-------

2,976,963
                                             -----
-------
                Retail Trade--2.8%
   113,800      Kmart Corp.*..............  $
1,180,675
    41,000      May Department Stores Co..
1,916,750
    37,000      Penney (J.C.) Co., Inc....
1,803,750
    34,400      Sears Roebuck & Co........
1,586,700
                                            ------
-----

6,487,875
                                            ------
-----
                Retail - Food & Restaurants--0.8%
    40,000      McDonald's Corp...........
1,810,000
                                            ------
-----
                Steel--0.8%
    55,000      USX-U.S. Steel Group, Inc.
1,725,625
                                            ------
-----
                Telephone--3.9%
    38,000      ALLTEL Corp...............
1,192,250
    63,000      AT&T Corp.................
2,740,500
    31,000      Pacific Telesis Group.....
1,139,250
                Southern New England
                  Telecommunications,
    40,000        Corp....................
1,555,000
    40,000      Telefonos de Mexico, S.A.
                  (ADR)...................
1,320,000
    31,000      U.S. West, Inc............
999,750
                                            ------
-----

8,946,750
                                            ------
-----
                Tires & Rubber--0.6%
    65,000      Cooper Tire & Rubber Co...
1,283,750
                                            ------
-----
                Tobacco--4.0%
    64,700      Imperial Tobacco Group
                  Plc., (ADR)*............
824,925
    57,000      Philip Morris Cos., Inc...
6,419,625
    55,000      UST, Inc..................
1,780,625
                                            ------
-----

9,025,175
                                            ------
-----
                Trucking & Freight Forwarding--
1.2%
    80,000      Hunt J.B.Transport
                  Services, Inc...........
1,120,000
    58,000      Ryder System, Inc.........
1,631,250
                                            ------
-----

2,751,250
                                            ------
-----
                Total common stocks
                (cost $168,442,491).......
222,275,011
                                            ------
-----

--------------------------------------------------
------------------------------
             See Notes to Financial Statements
beginning on page 46
                                       12

 PRINCIPAL
  AMOUNT
VALUE
  (000)                 DESCRIPTION
(NOTE 1)
                SHORT-TERM INVESTMENTS--2.0%
                Other--2.0%
$      294      Seven Seas Money
                  Market Fund..............  $
294,347
     4,164      Seven Seas Series
                  Government Fund..........
4,163,645
                                             -----
-------
                Total other
                (cost $4,457,992)..........
4,457,992
                                             -----
-------
                Total short-term
                  investments
                (cost $4,457,992)..........
4,457,992
                                             -----
-------
                Total Investments--99.6%
                (cost $172,900,483)........
226,733,003
                Other assets in excess of
                liabilities--0.4%..........
972,846
                                             -----
-------
                Net Assets--100%...........
$227,705,849
                                             -----
-------
                                             -----
-------

---------------
* Non-income producing.
ADR--American Depository Receipts.

--------------------------------------------------
------------------------------
             See Notes to Financial Statements
beginning on page 46
                                       13

               THE TARGET PORTFOLIO TRUST
               Small Capitalization Growth
               Portfolio
               Portfolio of Investments
               December 31, 1996


VALUE
 SHARES                DESCRIPTION           (NOTE
1)
                LONG-TERM INVESTMENTS--96.9%
                Common Stocks--96.9%
                Apparel & Textiles--4.9%
    34,600      American Eagle Outfitters..  $
272,475
    56,200      Dress Barn, Inc............
843,000
     9,000      Fila Holding SpA (ADR).....
523,125
    55,200      Finish Line, Inc.*.........
1,166,100
    46,200      Goody's Family Clothing,
                  Inc......................
825,825
    42,000      Nautica Enterprises, Inc.*.
1,060,500
    33,300      Stein Mart, Inc. *.........
674,325
    64,300      Warnaco Group, Inc.........
1,904,887
                                             -----
-------

7,270,237
                                             -----
-------
                Brewery--0.3%
    47,400      Redhook Ale Brewery, Inc...
456,225
                                             -----
-------
                Building Products--0.5%
    18,400      Hughes Supply Inc..........
793,500
                                             -----
-------
                Business Services--7.4%
    28,300      Analysts International
                  Corp.....................
799,475
    37,600      Children's Comprehensive
                  Services, Inc.*..........
493,500
    44,700      Employee Solutions, Inc....
916,350
    33,600      Fiserv, Inc................
1,234,800
    63,400      GTECH Holdings Corp........
2,028,800
    33,700      International Telecomm.
                  Systems, Inc.............
817,225
    37,100      Metro Networks, Inc........
936,775
    33,600      National Education Corp.*..
512,400
    34,600      National TechTeam, Inc.....
692,000
     7,600      Robert Half International
                  Inc.*....................
261,250
    59,700      Scientific Games Holdings
                  Corp.*...................
1,596,975
    13,200      Technology Solutions Co....
547,800
                                             -----
-------

10,837,350
                                             -----
-------
                Chemicals--3.2%
    35,000      Carbide / Graphite Group
                  (The), Inc...............
686,875
    79,700      Minerals Technologies,
                  Inc......................
3,267,700
    34,300      Mississippi Chemical Corp..
823,200
                                             -----
-------

4,777,775
                                             -----
-------
                Communication--3.3%
    18,200      Cascade Communications
                  Corp.*..................  $
1,003,275
    14,700      DSP Communications, Inc...
284,813
    56,000      Pairgain Technologies,
                  Inc.*...................
1,704,500
    43,100      Spectran Corp.*...........
937,425
    45,100      Xircom, Inc...............
980,925
                                            ------
-----

4,910,938
                                            ------
-----
                Computers & Business Equipment--
5.8%
    17,000      Cisco Systems, Inc.*......
1,081,625
    11,100      Compaq Computer Corp......
824,175
    24,000      Dell Computer Corp.*......
1,275,000
    26,900      Encad, Inc................
1,109,625
    16,800      Gateway 2000 Inc.*........
899,850
    28,500      Identix, Inc..............
233,344
    19,600      Medic Computer Systems,
                  Inc.*...................
790,125
    20,600      Sun Microsystems, Inc.*...
529,162
    86,100      Wang Laboratories, Inc....
1,743,525
                                            ------
-----

8,486,431
                                            ------
-----
                Containers & Glass--0.5%
    20,400      Bemis Co., Inc............
752,250
                                            ------
-----
                Drugs & Healthcare--7.0%
    47,000      Biovail Corp.
                  International...........
1,204,375
    31,000      Health Management Systems,
                  Inc.....................
434,000
     6,000      Incyte Pharmaceuticals,
                  Inc.....................
309,000
    37,000      Inphynet Medical
                  Management, Inc.........
666,000
    48,900      Jones Medical Industries,
                  Inc.....................
1,790,962
    37,300      Medeva PLC (ADR)..........
629,438
    56,200      NBTY, Inc.................
1,067,800
    16,900      Oxford Health Plans, Inc.*
989,706
    30,100      Scherer (R.P.) Corp.......
1,512,525
    31,800      Sierra Health Services
                  Inc.....................
783,075
    30,000      Sybron International Corp.
990,000
                                            ------
-----

10,376,881
                                            ------
-----
                Electrical Equipment--0.6%
    37,100      Park Electrochemical Corp.
844,025
                                            ------
-----

--------------------------------------------------
------------------------------
             See Notes to Financial Statements
beginning on page 46
                                       14


VALUE
 SHARES                DESCRIPTION           (NOTE
1)
                Electronics--5.2%
    22,300      Ascend Communications,       $
1,385,387
                  Inc.*....................
     5,100      Aspect Telecommunications
                  Corp.*...................
323,850
    14,000      Aspen Technology Corp......
1,123,500
    13,700      BMC Industries, Inc........
431,550
    35,000      DII Group, Inc.............
813,750
    57,000      Lexmark International
                  Group, Inc...............
1,574,625
    40,000      Peak Technologies Group,
480,000
                  Inc......................
    14,400      Pittway Corp...............
770,400
    62,000      Thermospectra Corp.........
759,500
                                             -----
-------

7,662,562
                                             -----
-------
                Financial Services--2.9%
    22,800      Aames Financial Corp.......
817,950
    36,000      Credit Acceptance Corp.....
846,000
    19,200      Green Tree Financial Corp..
741,600
    55,600      Imperial Credit Industries,
                  Inc.*....................
1,167,600
     8,100      Student Loan Marketing
                  Association..............
754,313
                                             -----
-------

4,327,463
                                             -----
-------
                Gas & Pipeline Utilities--0.5%
    41,500      Dreyfus (Louis) Natural Gas
                  Corp.....................
710,688
                                             -----
-------
                Homebuilders--3.1%
    68,384      Champion Enterprises, Inc.*
1,333,488
    33,700      Coachmen Industries Inc....
956,237
    25,500      Lennar Corp................
694,875
    57,250      Watsco, Inc................
1,653,094
                                             -----
-------

4,637,694
                                             -----
-------
                Hotels & Restaurants--2.7%
    14,400      HFS Incorporated *.........
860,400
   136,600      Homegate Hospitality, Inc..
1,144,025
     4,200      Marriott International,
232,050
                  Inc......................
    72,900      Renaissance Hotel Group N V
1,713,150
                                             -----
-------

3,949,625
                                             -----
-------
                Household Appliances & Home
                  Furnishings--0.9%
    25,600      Ethan Allen Interiors Inc..
985,600
    19,500      O'Sullivan Industries
                  Holdings, Inc............
273,000
                                             -----
-------

1,258,600
                                             -----
-------
                Industrial Machinery--0.9%
     4,300      Graco, Inc................  $
105,350
    80,500      JLG Industries, Inc.......
1,288,000
                                            ------
-----

1,393,350
                                            ------
-----
                Insurance--3.6%
    36,100      Capmac Holdings Inc.......
1,195,812
    19,700      Frontier Insurance Group,
753,525
                  Inc.....................
     9,850      HCC Insurance Holdings,
236,400
                  Inc.....................
    61,100      Integon Corp..............
1,084,525
    10,000      PMI Group (The), Inc......
553,750
    25,500      TIG Holdings, Inc.........
863,812
    17,700      Vesta Insurance Group,
                  Inc.....................
555,338
                                            ------
-----

5,243,162
                                            ------
-----
                Leisure--1.3%
    12,900      Anchor Gaming.............
519,225
    85,000      Silicon Gaming, Inc.......
1,370,625
                                            ------
-----

1,889,850
                                            ------
-----
                Manufacturing--0.6%
    52,250      Paxar Corp................
901,313
                                            ------
-----
                Medical & Dental Supplies--1.3%
    10,900      Hologic, Inc.*............
269,775
    20,300      Safeskin Corp.............
989,625
    34,000      Xomed Surgical Products,
                  Inc.....................
680,000
                                            ------
-----

1,939,400
                                            ------
-----
                Metal--1.8%
    13,800      Mueller Industries, Inc.*.
531,300
    23,000      Oregon Metallurgical
                  Corp....................
741,750
    41,100      Wolverine Tube, Inc.......
1,448,775
                                            ------
-----

2,721,825
                                            ------
-----
                Miscellaneous--1.3%
    16,900      Blyth Industries Inc......
771,063
    58,600      Metromail Corp............
1,069,450
                                            ------
-----

1,840,513
                                            ------
-----

--------------------------------------------------
------------------------------
             See Notes to Financial Statements
beginning on page 46
                                       15

               THE TARGET PORTFOLIO TRUST
               Small Capitalization Growth
               Portfolio (cont'd)
               Portfolio of Investments
               December 31, 1996


VALUE
 SHARES                DESCRIPTION           (NOTE
1)
                Office Equipment & Services--1.9%
    79,400      Danka Business Systems PLC   $
2,808,775
                  (ADR)....................
                                             -----
-------
                Oil & Gas Exploration--6.5%
    21,450      Chesapeake Energy Corp.*...
1,193,156
   101,700      Comstock Resources, Inc.*..
1,322,100
    33,800      Cross Timbers Oil Co.......
849,225
   131,600      Geoscience Corp............
1,710,800
    55,300      Marine Drilling Cos., Inc..
1,088,719
    35,300      Nuevo Energy Co............
1,835,600
    57,000      Reading & Bates Corp.*.....
1,510,500
                                             -----
-------

9,510,100
                                             -----
-------
                Oil Field / Equipment & Services--
2.0%
    19,100      Camco International, Inc...
880,988
    47,500      Roper Industries, Inc......
1,858,437
     5,500      Tidewater, Inc.............
248,875
                                             -----
-------

2,988,300
                                             -----
-------
                Petroleum Services--3.4%
    20,300      Parker & Parsley Petroleum
746,025
                  Co.......................
    88,900      Petroleum Geo-Services A/S
3,467,100
                  (ADR)....................
    39,100      Veritas DGC Inc.*..........
723,350
                                             -----
-------

4,936,475
                                             -----
-------
                Publishing--3.2%
   100,500      Big Flower Press Holdings,
1,884,375
                  Inc......................
     8,300      Gardner Denver Machinery
284,275
                  Inc.*....................
    15,400      Gartner Group, Inc.*.......
599,638
    32,000      Golden Books Family
                  Entert., Inc.............
356,000
   136,500      Hollinger, Inc.............
1,569,750
                                             -----
-------

4,694,038
                                             -----
-------
                Retail Trade--4.1%
    27,200      Barnes & Noble, Inc.*......
734,400
     4,200      Bed Bath & Beyond, Inc.*...
101,850
    47,600      CompUSA Inc.*..............
981,750
    96,000      Heilig Meyers Co...........
1,560,000
    39,500      Ross Stores, Inc...........
1,975,000
    34,000      Tuesday Morning Corp.......
726,750
                                             -----
-------

6,079,750
                                             -----
-------
                Retail/Wholesale--0.7%
    39,000      Tech Data Corp.*..........  $
1,067,625
                                            ------
-----
                Semiconductors & Equipment--0.6%
    18,100      Vitesse Semiconductor
                  Corp.*..................
823,550
                                            ------
-----
                Software--8.6%
    50,500      3Do Company...............
243,031
    22,950      Cadence Design Systems,
912,263
                  Inc.*...................
                Computer Associates
    17,550        International, Inc......
873,113
    16,400      Compuware Corp.*..........
822,050
   132,100      Decisionone Corp..........
2,179,650
    14,800      HBO & Co..................
878,750
    35,300      Hyperion Software Corp....
750,125
    20,900      Manugistics Group, Inc....
830,775
    45,562      McAfee Associates, Inc.*..
2,004,728
    50,000      Memco Software Ltd........
881,250
    17,400      Microchip Technology, Inc.
885,225
    24,200      Peoplesoft, Inc.*.........
1,160,087
    12,000      Reynolds & Reynolds Co....
312,000
                                            ------
-----

12,733,047
                                            ------
-----
                Steel--1.7%
    11,300      Shaw Group Inc............
264,138
    65,000      Shiloh Industries, Inc....
1,056,250
    58,500      Steel Dynamics, Inc.......
1,118,812
                                            ------
-----

2,439,200
                                            ------
-----
                Telephone--0.3%
    22,900      LCI International, Inc.*..
492,350
                                            ------
-----
                Toys & Amusements--0.5%
    38,900      Equity Marketing Inc......
719,650
                                            ------
-----
                Transportation--3.8%
    53,500      Coach USA, Inc............
1,551,500
    69,500      Landstar Systems, Inc.....
1,615,875
    41,500      Offshore Logistics, Inc...
804,062
    51,300      Teekay Shipping Corp......
1,680,075
                                            ------
-----

5,651,512
                                            ------
-----
                Total common stocks
                (cost $115,034,187).......
142,926,029
                                            ------
-----

--------------------------------------------------
------------------------------
             See Notes to Financial Statements
beginning on page 46
                                       16

 PRINCIPAL
  AMOUNT
VALUE
  (000)                 DESCRIPTION
(NOTE 1)
                SHORT-TERM INVESTMENTS--1.1%
                Other--1.1%
$      178      Seven Seas Money Market
                  Fund.....................  $
178,307
     1,434      Seven Seas Series
                  Government Fund..........
1,434,495
                                             -----
-------
                Total other
                  (cost $1,612,802)........
1,612,802
                                             -----
-------
                Total short-term
                  Investments
                  (cost $1,612,802)........
1,612,802
                                             -----
-------
                Total Investments--98.0%
                (cost $116,646,989)........
144,538,831
                Other assets in excess of
                  liabilities--2.0%........
2,930,444
                                             -----
-------
                Net Assets--100%...........
$147,469,275
                                             -----
-------
                                             -----
-------

------------------
* Non-income producing.
ADR--American Depository Receipt.

--------------------------------------------------
------------------------------
             See Notes to Financial Statements
beginning on page 46
                                       17

               THE TARGET PORTFOLIO TRUST
               Small Capitalization Value
               Portfolio
               Portfolio of Investments
               December 31, 1996


VALUE
 SHARES                DESCRIPTION           (NOTE
1)
                LONG-TERM INVESTMENTS--96.2%
                Common Stocks--96.2%
                Aerospace--2.2%
    28,200      AAR Corp...................  $
853,050
    15,300      Alliant Techsystems, Inc...
841,500
    44,400      Martin Marietta Materials,
                  Inc......................
1,032,300
                                             -----
-------

2,726,850
                                             -----
-------
                Airlines--0.6%
    31,800      USAir Group Inc.*..........
743,325
                                             -----
-------
                Apparel & Textiles--1.9%
    36,500      Interface, Inc.............
734,563
    24,900      Unitog Co. (New)...........
678,525
    33,700      Warnaco Group, Inc.........
998,362
                                             -----
-------

2,411,450
                                             -----
-------
                Auto Parts--1.0%
    15,600      Borg-Warner Automotive,
                  Inc......................
600,600
    44,900      Standard Motor Products,
                  Inc......................
622,988
                                             -----
-------

1,223,588
                                             -----
-------
                Auto Related--2.7%
    32,000      Amcast Industrial Corp.....
792,000
    23,800      First Brands Corp..........
675,325
    24,800      Modine Manufacturing Co....
663,400
    40,680      Myers Industries, Inc......
686,475
    20,800      Smith AO Corp..............
621,400
                                             -----
-------

3,438,600
                                             -----
-------
                Banks--5.9%
    38,300      First American Corp........
2,207,037
    22,900      First Commerce Corp........
890,237
    18,500      Firstmerit Corp............
656,750
    28,200      Long Island Bancorp, Inc...
987,000
    37,300      ML Bancorp, Inc............
526,863
    27,800      North Fork Bancorp, Inc....
990,375
    27,900      People's Bank..............
805,613
    13,200      Susquehanna Bancshares,
                  Inc......................
457,050
                                             -----
-------

7,520,925
                                             -----
-------
                Broadcasting--0.8%
    39,200      International Cabletel,
                  Inc.....................  $
989,800
                                            ------
-----
                Building & Construction--4.1%
    20,100      Carlisle Co., Inc.........
1,216,050
    26,650      Clarcor, Inc..............
589,631
    27,800      Donaldson Co., Inc........
931,300
    52,600      Lydall, Inc.*.............
1,183,500
    29,150      Osmonics, Inc.*...........
641,300
    32,400      Regal Beloit Corp.........
635,850
                                            ------
-----

5,197,631
                                            ------
-----
                Business Services--0.8%
    38,200      Bowne & Company, Inc......
940,675
     3,450      Nichols Research Corp.*...
87,975
                                            ------
-----

1,028,650
                                            ------
-----
                Chemicals--3.1%
    27,700      Ferro Corp................
785,987
    18,100      Furon Co..................
384,625
    46,200      Hanna (M.A.) Co...........
1,010,625
    26,700      Learonal, Inc.............
614,100
    24,090      Rock-Tenn Co., Cl. A......
481,800
    34,950      RPM, Inc..................
594,150
                                            ------
-----

3,871,287
                                            ------
-----
                Communication--1.4%
    45,600      Allen Group, Inc..........
1,014,600
    24,400      Associated Group, Inc.....
750,300
                                            ------
-----

1,764,900
                                            ------
-----
                Computers & Business Equipment--
2.7%
    73,200      Intelligent Electronics,
                  Inc.....................
585,600
    20,600      MTS Systems Corp..........
412,000
    42,600      Planar Systems, Inc.*.....
500,550
    46,400      Stratus Computer, Inc.....
1,264,400
    32,800      Wang Laboratories, Inc....
664,200
                                            ------
-----

3,426,750
                                            ------
-----
                Diversified Industrials--2.1%
    27,200      Applied Power, Inc........
1,077,800
    23,700      Brady (W.H.) Co...........
583,613

--------------------------------------------------
------------------------------
             See Notes to Financial Statements
beginning on page 46
                                       18


VALUE
 SHARES                DESCRIPTION           (NOTE
1)
                Diversified Industrials--(cont'd)
    18,800      Teleflex, Inc..............  $
979,950
                                             -----
-------

2,641,363
                                             -----
-------
                Drugs & Healthcare--3.1%
    22,200      Bergen Brunswig Corp.......
632,700
    38,100      Integrated Health Services,
928,687
                  Inc......................
    13,600      Scherer (R.P.) Corp.*......
683,400
    49,500      Sunrise Medical, Inc.......
785,813
    19,200      Vital Signs, Inc...........
499,200
    13,400      West Co., Inc..............
378,550
                                             -----
-------

3,908,350
                                             -----
-------
                Electrical Equipment--5.4%
    37,900      American Power Conversion
1,032,775
                  Co.......................
    54,400      Anixter International,
                  Inc......................
877,200
    21,750      Bearings, Inc..............
606,281
    51,200      Belden, Inc................
1,894,400
    25,200      Berg Electronics Corp.*....
740,250
    38,500      Core Industries, Inc.......
635,250
    28,200      Oak Industries, Inc........
648,600
    32,900      Woodhead Industries, Inc...
452,375
                                             -----
-------

6,887,131
                                             -----
-------
                Electronics--4.2%
    54,700      Amphenol Corp..............
1,217,075
    34,200      Dallas Semiconductor Corp..
786,600
    26,400      Esterline Technologies
                  Corp.*...................
689,700
    43,550      Methode Eletronics, Inc....
881,887
    46,000      Pioneer Standard
                  Electronics, Inc.........
603,750
    30,200      Wyle Electronics...........
1,192,900
                                             -----
-------

5,371,912
                                             -----
-------
                Financial Services--1.4%
    22,000      CMAC Investment Corp.......
808,500
    48,700      Rollins Truck Leasing
                  Corp.....................
614,837
    13,300      United Companies Financial
                  Corp.....................
354,113
                                             -----
-------

1,777,450
                                             -----
-------
                Food - Service/Lodging--1.7%
    23,700      Luby's Cafeterias, Inc.....
471,038
    28,800      Marcus Corp................   $
612,000
    39,300      Sbarro, Inc................
1,002,150
                                              ----
-------

2,085,188
                                              ----
-------
                Foods--1.5%
    27,500      Flowers Industries, Inc....
591,250
    14,600      Lancaster Colony Corp......
671,600
    17,600      Universal Foods Corp.......
620,400
                                              ----
-------

1,883,250
                                              ----
-------
                Gas & Pipeline Utilities--0.5%
    16,200      Wicor, Inc.................
581,175
                                              ----
-------
                Hospital Supplies & Services--2.7%
    17,800      Beckman Instruments, Inc...
683,075
    47,100      Magellan Health Services,
1,053,863
                  Inc......................
    63,100      Sierra Health Services
1,553,837
                  Inc.*....................
     9,000      SpaceLabs Medical, Inc.....
184,500
                                              ----
-------

3,475,275
                                              ----
-------
                Household Appliances & Home
                  Furnishings--3.3%
    21,000      Chromcraft Revington, Inc.*
582,750
    26,500      Department 56, Inc.*.......
655,875
    21,700      Ethan Allen Interiors
835,450
                  Inc......................
    16,600      Hon Industries, Inc........
547,800
    42,500      Linens N Things, Inc.......
834,062
    26,400      Rival Co...................
656,700
     4,200      Stanhome, Inc..............
111,300
                                              ----
-------

4,223,937
                                              ----
-------
                Industrial Machinery--9.7%
    26,400      Alltrista Corp.............
679,800
    24,000      Briggs & Stratton Corp.....
1,056,000
    45,150      Crane Co...................
1,309,350
    50,000      Duriron, Inc...............
1,356,250
    27,700      Graco, Inc.................
678,650
    25,100      Kennametal, Inc............
975,762
    57,723      Mark IV Industries, Inc....
1,305,983
    33,100      Measurex Corp..............
794,400
    18,200      NN Ball & Roller, Inc......
277,550
    28,500      Polaris Industries, Inc.....
676,875

--------------------------------------------------
------------------------------
             See Notes to Financial Statements
beginning on page 46
                                       19

               THE TARGET PORTFOLIO TRUST
               Small Capitalization Value
               Portfolio (cont'd)
               Portfolio of Investments
               December 31, 1996

VALUE
 SHARES                DESCRIPTION           (NOTE
1)
                Industrial Machinery--(cont'd)
    19,800      Scotsman Industries, Inc...  $
467,775
    16,500      Standex International Corp.
509,438
    12,000      Stewart & Stevenson
349,500
                  Services, Inc............
    34,900      United Dominion Industries,
820,150
                  Ltd......................
    45,500      Watts Industries, Inc......
1,086,312
                                             -----
-------

12,343,795
                                             -----
-------
                Insurance--6.9%
    18,200      American Bankers Insurance
930,475
                  Group, Inc...............
    35,700      Blanch (E.W.) Holdings,
718,462
                  Inc......................
    12,700      Capmac Holdings, Inc.......
420,688
    27,000      Enhance Financial Services
985,500
                  Group, Inc...............
    21,300      Equitable of Iowa Co.......
977,137
    14,900      Hartford Steam Boiler
                  Inspection & Insurance
                  Co.......................
690,988
    44,700      Horace Mann Educators
1,804,762
                  Corp.....................
       500      Liberty Corp...............
19,625
    22,900      NAC Re Corp................
775,737
    21,300      Poe & Brown, Inc...........
564,450
    14,600      Protective Life Corp.......
582,175
     9,900      Vesta Insurance Group,
310,613
                  Inc......................
                                             -----
-------

8,780,612
                                             -----
-------
                Leisure And Recreation--0.8%
    36,500      K2, Inc....................
1,003,750
                                             -----
-------
                Manufacturing--2.3%
    38,200      Input/Output, Inc..........
706,700
    76,800      International Rectifier
1,171,200
                  Corp.*...................
    26,700      Trinova Corp...............
971,212
                                             -----
-------

2,849,112
                                             -----
-------
                Miscellaneous--1.4%
    18,600      AptarGroup, Inc............
655,650
    46,900      Calpine Corp...............
938,000
    11,700      Cuno, Inc..................
174,038
                                             -----
-------

1,767,688
                                             -----
-------
                Office Equipment--2.9%
    38,500      Hunt Manufacturing Co.....  $
697,812
    29,000      Lexmark International
801,125
                  Group, Inc..............
    37,800      Miller (Herman), Inc......
2,140,425
                                            ------
-----

3,639,362
                                            ------
-----
                Oil & Gas--2.2%
    39,600      Devon Energy Corp.........
1,376,100
    12,500      Helmerich & Payne, Inc....
651,562
    25,400      Ultramar Diamond Shamrock
                  Corp....................
803,275
                                            ------
-----

2,830,937
                                            ------
-----
                Oil & Gas - Production/pipeline--
0.6%
    17,700      Barrett Resources Corp....
754,463
     1,200      Production Operators
                  Corp....................
55,800
                                            ------
-----

810,263
                                            ------
-----
                Oil-Supplies & Construction--0.9%
     7,400      BJ Services Co............
377,400
    16,900      Tidewater, Inc............
764,725
                                            ------
-----

1,142,125
                                            ------
-----
                Paper--0.8%
    16,100      Caraustar Industries,
535,325
                  Inc.....................
    27,600      Wausau Paper Mills Co.....
510,600
                                            ------
-----

1,045,925
                                            ------
-----
                Pollution Control--0.3%
    24,500      Safety-Kleen Corp.........
401,188
                                            ------
-----
                Printing & Publishing--2.3%
    30,350      American Business
                  Products, Inc...........
762,544
    66,150      Banta Corp................
1,513,181
    28,400      Lee Enterprises, Inc......
660,300
                                            ------
-----

2,936,025
                                            ------
-----
                Professional Services--1.1%
    13,100      CDI Corp.*................
371,713
    10,000      Interim Services, Inc.*...
355,000
    29,800      Jacobs Engineering Group,
                  Inc.*...................
704,025
                                            ------
-----

1,430,738
                                            ------
-----

--------------------------------------------------
------------------------------
             See Notes to Financial Statements
beginning on page 46
                                       20


VALUE
 SHARES                DESCRIPTION           (NOTE
1)
                Railroads & Equipment--0.5%
    31,500      ABC Rail Products Corp.*...  $
626,063
                                             -----
-------
                Real Estate--2.6%
    41,500      Arden Reality, Inc.........
1,151,625
    46,300      Liberty Property...........
1,192,225
    30,000      RFS Hotel Investors, Inc...
592,500
     9,000      Sun Communities, Inc.......
310,500
                                             -----
-------

3,246,850
                                             -----
-------
                Retail - Food & Drugs--1.0%
    35,775      Arbor Drugs, Inc...........
621,591
    44,400      Ruddick Corp...............
621,600
                                             -----
-------

1,243,191
                                             -----
-------
                Retailing--2.7%
    31,400      Carson Pirie Scott & Co....
792,850
    27,300      Lands End, Inc.............
723,450
    21,900      Meyer (Fred), Inc..........
777,450
    30,700      Proffitt's, Inc.*..........
1,132,062
                                             -----
-------

3,425,812
                                             -----
-------
                Steel--0.7%
    42,100      Lukens, Inc................
847,263
                                             -----
-------
                Telephone--0.3%
    19,400      Cellular Communications
                  Puerto Rico, Inc.........
383,150
                                             -----
-------
                Tobacco--0.2%
    19,200      Swisher International
                  Group, Inc...............
304,800
                                             -----
-------
                Toys & Amusements--0.4%
    26,000      Russ Berrie & Co., Inc.....
468,000
                                             -----
-------
                Transportation--0.7%
    38,000      Harper Group, Inc..........
902,500
                                             -----
-------
                Trucking & Freight Forwarding--
1.1%
    37,600      Pittston Co...............  $
752,000
    22,500      The Pittston Co...........
607,500
                                            ------
-----

1,359,500
                                            ------
-----
                Trucking & Shipping--0.7%
    48,600      Werner Enterprises, Inc...
880,875
                                            ------
-----
                Total common stocks
                  (cost $100,892,040).....
121,848,311
                                            ------
-----
                SHORT-TERM INVESTMENTS--2.8%
Principal
  Amount
  (000)         U.S. Government Securities--2.8%
----------
                Federal Home Loan Mortgage
                  Discount Notes
$    2,000        5.42%, 1/22/97..........
1,993,677
                United States Treasury
                  Bills
        40        5.045%, 2/6/97..........
39,798
                United States Treasury
                  Bills
        53        4.84%, 2/13/97..........
52,694
                United States Treasury
                  Bills
     1,050        4.855%, 2/13/97.........
1,043,911
                United States Treasury
                  Bills
       430        4.935%, 2/13/97.........
427,465
                                            ------
-----
                Total U.S. Government
                  Securities
                  (cost $3,557,545).......
3,557,545
                                            ------
-----
                Total short-term
                  investments
                  (cost $3,557,545).......
3,557,545
                                            ------
-----
                Total Investments--99.0%
                (cost $104,449,585).......
125,405,856
                Other assets in excess of
                  liabilities--1.0%.......
1,266,047
                                            ------
-----
                Net Assets--100%..........
$126,671,903
                                            ------
-----
                                            ------
-----

---------------
* Non-income producing

--------------------------------------------------
------------------------------
             See Notes to Financial Statements
beginning on page 46
                                       21

               THE TARGET PORTFOLIO TRUST
               International Equity Portfolio
               Portfolio of Investments
               December 31, 1996

US$

VALUE
  SHARES               DESCRIPTION           (NOTE
1)
                LONG-TERM INVESTMENTS--98.3%
                Common Stocks--97.2%
                Australia--2.7%
   299,547      Coles Myer Ltd.  ..........  $
1,233,331
                  (Retail)
   911,700      Westpac Banking Corp.  ....
5,188,595
                  (Banking)                  -----
-------

6,421,926
                                             -----
-------
                Denmark--1.1%
    50,700      Unidanmark A.S.  ..........
2,625,025
                  (Banking)                  -----
-------
                Finland--1.1%
   120,380      UPM Kymmene Oy*  ..........
2,525,363
                  (Forest Products)          -----
-------
                France--15.2%
    19,625      Accor, S.A.  ..............
2,485,039
                  (Lodging)
    72,100      Alcatel Alsthom Compagnie
                  Generale d' Electricite .
5,791,901
                  (Energy)
   103,960      Banque Nationale de Paris .
4,023,353
                  (Banking)
    34,600      Cie De St Gobain  .........
4,894,748
                  (Manufacturing)
    44,800      Eaux Cie Generale  ........
5,551,971
                  (Utilities)
   171,977      Rhone Poulenc S.A.  .......
5,863,493
                  (Chemicals)
    58,000      Societe Nationale Elf
5,279,638
                  Aquitaine  ..............
                  (Energy)
    31,932      Total Francaise Petroleum
2,597,148
                  Ltd.  ...................  -----
-------
                  (Oil & Gas-Domestic)

36,487,291
                                             -----
-------
                Germany--13.9%
    89,500      Daimler-Benz A.G.  ........
6,165,194
                  (Automobiles)

   102,400      Deutsche Bank A.G.  ......  $
4,784,611
                  (Banking)
    91,100      Deutsche Telekom A.G.
1,856,162
                  (ADR)*  ................
                  (Telecommunications)
   164,600      Hoechst A.G.  ............
7,776,462
                  (Steel)
     9,200      Mannesmann A.G. (ADR)  ...
3,981,807
                  (Industrials)
    25,900      Metro A.G.  ..............
2,087,081
                  (Retail)
    14,000      Thyssen A.G.  ............
2,483,754
                  (Manufacturing)
    73,000      VEBA A.G.  ...............
4,222,121
                  (Utilities)               ------
-----

33,357,192
                                            ------
-----
                Hong Kong--3.2%
   247,535      HSBC Holdings PLC  .......
5,296,664
                  (Banking)
   262,000      Swire-Pacific, Ltd. ``A''
2,498,222
                  (Diversified Industries)  ------
-----

7,794,886
                                            ------
-----
                Italy--2.0%
   500,100      Eni Spa  .................
2,566,433
                  (Oil & Gas Services)
   436,800      Fiat Spa  ................
1,321,629
                  (Automobiles)
   747,600      Istituto Nazionale
973,802
                  Assicuraz  .............  ------
-----
                  (Insurance)

4,861,864
                                            ------
-----
                Japan--22.3%
   157,000      Honda Motor Co., Ltd.  ...
4,487,264
                  (Automobiles)
   251,000      Matsushita Electric
4,096,278
                  Industrial Co., Ltd.
                  (Electrical Equipment)
   589,000      Mitsubishi Heavy Inds.,
4,679,043
                  Ltd.  ..................
                  (Electrical Equipment)
   145,000      Mitsui Marine & Fire
780,028
                  Insurance Co., Ltd.
                  (Insurance)

--------------------------------------------------
------------------------------
             See Notes to Financial Statements
beginning on page 46
                                       22


US$

VALUE
  SHARES               DESCRIPTION           (NOTE
1)
                Japan--(cont'd)
    55,700      Nintendo Co., Ltd.  .......  $
3,987,160
                  (Software)
   700,000      NKK Corp.  ................
1,577,584
                  (Steel)
   100,000      Omron Corp.  ..............
1,882,394
                  (Manufacturing)
    77,000      Orix Corp.  ...............
3,204,732
                  (Leasing)
    38,400      Promise Co., Ltd.  ........
1,889,992
                  (Financial Services)
   414,000      Ricoh Corp., Ltd.  ........
4,754,512
                  (Office Equipment &
                  Supplies)
    81,000      Rohm Co., Ltd.  ...........
5,315,603
                  (Technology)
   259,000      Sekisui Chemical Corp.,
2,616,613
                  Ltd.  ...................
                  (Chemicals)
   114,900      Sony Corp.  ...............
7,530,360
                  (Consumer Durable Goods)
   359,000      Sumitomo Trust & Banking
3,595,890
                  Co., Ltd. .
                  (Banking)
   111,000      Toyota Motor Corp.  .......
3,191,693
                  (Automobiles)              -----
-------

53,589,146
                                             -----
-------
                Korea--0.0%
         1      Samsung Electronics Co.,
18
                  Ltd.  ...................  -----
-------
                  (GDR) (Technology)
                Netherlands--3.5%
    15,700      Heineken N.V.  ............
2,780,805
                  (Food & Beverage)
    33,700      Royal Dutch Petroleum Co. .
5,754,275
                  (Energy)                   -----
-------

8,535,080
                                             -----
-------
                New Zealand--0.5%
   467,500      Lion Nathan Ltd.  .........
1,120,414
                  (Consumer Goods)           -----
-------
                Spain--2.3%
    79,100      Empresa Nacional de
5,629,763
                  Electricidad  .            -----
-------
                  S.A. (Energy)

                Sweden--3.2%
    50,300      Astra AB  ................  $
2,426,531
                  (Pharmaceuticals)
    44,400      Electrolux AB  ...........
2,578,102
                  (Consumer Durable Goods)
    97,800      Svenska Handelsbanken  ...
2,810,716
                  (Banking)                 ------
-----

7,815,349
                                            ------
-----
                Switzerland--6.3%
     1,125      Baloise Hldgs.  ..........
2,260,927
                  (Financial Services)
     3,200      Elecktrowatt A.G.  .......
1,274,262
                  (Utilities)
     4,110      Nestle S.A.  .............
4,412,454
                  (Consumer Goods)
     4,010      Novartis A.G.*  ..........
4,592,701
                  (Pharmaceuticals)
                Societe Generale
                  Surveillance
     1,100        Holding S.A.  ..........
2,703,773
                  (Business & Public        ------
-----
                  Services)

15,244,117
                                            ------
-----
                United Kingdom--19.9%
   416,800      Allied-Domecq PLC  .......
3,270,420
                  (Food & Beverage)
   472,400      B.A.T Industries PLC  ....
3,917,108
                  (Tobacco)
   303,357      British Aerospace PLC  ...
6,641,944
                  (Aerospace/Defense)
   797,100      BTR PLC  .................
3,891,956
                  (Diversified Industries)
   550,306      Cadbury Schweppes PLC  ...
4,647,950
                  (Food & Beverage)
   342,000      General Electric Co. PLC .
2,244,064
                  (Electrical Equipment)
   630,600      Grand Metropolitan PLC ...
4,948,001
                  (Food & Beverage)
   456,300      Mirror Group Newspapers
1,680,735
                  PLC  ...................
                  (Printing)
   448,800      National Power PLC  ......
3,752,174
                  (Utilities)

--------------------------------------------------
------------------------------
             See Notes to Financial Statements
beginning on page 46
                                       23

               THE TARGET PORTFOLIO TRUST
               International Equity Portfolio
               (cont'd)
               Portfolio of Investments
               December 31, 1996

US$

VALUE
  SHARES               DESCRIPTION           (NOTE
1)
                United Kingdom--(cont'd)
   299,750      Rank Group PLC  ...........  $
2,249,280
                  (Recreation)
   405,800      Redland PLC  ..............
2,565,362
                  (Miscellaneous)
 2,067,700      Sears PLC  ................
3,329,858
                  (Retail)
   194,600      Unilever PLC  .............
4,717,475
                  (Conglomerate)             -----
-------

47,856,327
                                             -----
-------
                Total common stocks
                  (cost $195,801,241)......
233,863,761
                                             -----
-------
                Preferred Stocks--1.1%
                Italy--1.1%
 1,570,400      Fiat Spa
                  (Automobiles)
                  (cost $4,100,237)........
2,593,179
                                             -----
-------
                Total long-term investments
                (cost $199,901,478)........
236,456,940
                                             -----
-------

 PRINCIPAL
US$
  AMOUNT
VALUE
  (000)                 DESCRIPTION
(NOTE 1)
                SHORT-TERM INVESTMENTS--2.6%
                U. S. Government Securities--2.6%
                United States Treasury
                  Bills
$    4,632      Zero Coupon, 2/6/97........  $
4,609,063
     1,580      Zero Coupon, 2/13/97.......
1,570,687
                                             -----
-------
                Total U. S. government
                  securities
                (cost $6,179,750)..........
6,179,750
                                             -----
-------
                Total Investments--100.9%
                (cost $206,081,228; Note 4)
242,636,690
                Liabilities in excess of
                  other
                assets--(0.9%).............
(2,073,764)
                                             -----
-------
                Net Assets--100%...........
$240,562,926
                                             -----
-------
                                             -----
-------

------------------
ADR--American Depository Receipt.
GDR--Global Depository Receipt.
 * Non-income producing securities.
--------------------------------------------------
------------------------------
             See Notes to Financial Statements
beginning on page 46
                                       24

               International Bond Portfolio
               Portfolio of Investments
               December 31, 1996

 PRINCIPAL
US$
  AMOUNT
VALUE
  (000)                 DESCRIPTION
(NOTE 1)
                LONG-TERM INVESTMENTS--88.3%
                Australia--1.6%
                Australian Gov't. Bonds,
A$     562      10.00%, 2/15/06............  $
521,082
       145      10.00%, 10/15/07...........
137,013
                                             -----
-----

658,095
                                             -----
-----
                Canada--3.2%
                Canadian Gov't. Bonds,
C$     881      7.50%, 12/1/03.............
695,831
       860      6.50%, 6/1/04..............
640,996
                                             -----
-----

1,336,827
                                             -----
-----
                Denmark--3.8%
                Danish Gov't. Bonds,
DKr  8,540#     8.00%, 3/15/06.............
1,592,081
                                             -----
-----
                France--4.9%
                Caisse Autonome, Corporate
                  Bonds,
FF   5,810      7.75%, 12/6/99.............
1,231,203
                Credit Foncier de France,
                  Corporate Bonds,
     3,750      8.625%, 2/20/02............
830,081
                                             -----
-----

2,061,284
                                             -----
-----
                Germany--15.0%
                Deutsche Pfandbriefe
                  Hypobk,
 DM    240      5.625%, 2/7/03, Ser. G1....
158,149
                Deutsche Pfandbriefe
                  Hypobk,
       875      5.625%, 2/7/03.............
576,586
                Deutsche Bundespost,
     2,000#     7.50%, 12/2/02.............
1,440,083
                German Gov't. Bonds,
       360      5.875%, 5/15/00............
245,880
     2,010#     7.125%, 12/20/02...........
1,433,568
     1,210      6.00%, 1/5/06..............
797,336
       440      6.25%, 1/4/24..............
270,782
                Treuhandanstalt,
     1,900#     7.125%, 1/29/03............
1,353,262
                                             -----
-----

6,275,646
                                             -----
-----
                Ireland--4.9%
                Irish Gov't. Bonds,
IEP    570      6.25%, 4/1/99..............  $
971,251
       610      6.50%, 10/18/01............
1,050,262
                                             -----
-----

2,021,513
                                             -----
-----
                Italy--17.9%
                Italian Gov't. Bonds,
L 7,450,000#    10.50%, 7/15/98............
5,193,883
 3,060,000#     10.50%, 7/15/00............
2,259,196
                                             -----
-----

7,453,079
                                             -----
-----
                Japan--8.2%
                Int'l. Bank Recon. & Dev.,
 Yt  60,000     4.50%, 6/20/00.............
575,857
                Japanese Gov't. Bonds,
   263,300#     3.20%, 3/20/06.............
2,372,815
    52,000      3.80%, 9/20/16.............
474,114
                                             -----
-----

3,422,786
                                             -----
-----
                Netherlands--1.1%
                Dutch Gov't. Bonds,
 NLG   780      6.25%, 7/15/98.............
470,756
                                             -----
-----
                Spain--7.1%
                Spanish Gov't. Bonds,
Pts 242,590#    10.25%, 11/30/98...........
2,018,080
   113,670      8.40%, 4/30/01.............
957,428
                                             -----
-----

2,975,508
                                             -----
-----
                Sweden--2.4%
                Swedish Gov't. Bonds,
Skr  7,100      6.00%, 2/9/05..............
1,008,069
                                             -----
-----
                United Kingdom--18.2%
                European Investment Bank,
                  Bonds,
9      200      8.00%, 6/10/03.............
351,036
                Province Of Ontario,
                  Provincial Bonds,
     1,050      6.875%, 9/15/00............
1,768,289
                Treasury Corp. Victoria,
       915#     8.75%, 7/9/03..............
1,639,225

--------------------------------------------------
------------------------------
             See Notes to Financial Statements
beginning on page 46
                                       25

               THE TARGET PORTFOLIO TRUST
               International Bond Portfolio
               (cont'd)
               Portfolio of Investments
               December 31, 1996

 PRINCIPAL
US$
  AMOUNT
VALUE
  (000)                 DESCRIPTION
(NOTE 1)
                United Kingdom--(cont'd)
                United Kingdom Treasury
                  Bonds,
9      280      10.00%, 2/26/01............  $
525,605
       980#     9.75%, 8/27/02.............
1,860,489
       752      7.50%, 12/7/06.............
1,287,122
       100      8.00%, 12/7/15.............
177,855
                                             -----
-----

7,609,621
                                             -----
-----
                Total long-term investments
                  (cost US$36,066,657).....
36,885,265
                SHORT-TERM INVESTMENTS--9.3%
                U.S. Government Securities--5.9%
                United States Treasury
                  Bills,
US$  2,500#     5.14%**, 4/24/97
                  (cost US$2,461,000)......
2,459,945
                                             -----
-----
                Repurchase Agreement--3.4%
US$  1,434      State Street Bank & Trust
                  Company, 4.00%, dated
                  12/31/96, due 1/2/97 in
                  the amount of $1,434,319
                  (cost US$1,434,000; the
                  value of the collateral
                  including interest is
                  US$1,496,565)............
$1,434,000
                                             -----
-----
                Total short-term
                  investments
                  (cost US$3,895,000)......
3,893,945
                                             -----
-----
                Total Investments--97.6%
                (cost US$39,961,657; Note
                  4).......................
40,779,210
                Other assets in excess of
                  liabilities--2.4%........
1,000,490
                                             -----
-----
                Net Assets--100%...........
$41,779,700
                                             -----
-----
                                             -----
-----

------------------
 # Principal amount segregated as collateral for forward currency contracts.
   Aggregate value of segregated securities--
$23,622,626.
** Percentage quoted represent yield-to-maturity as of purchase date.

--------------------------------------------------
------------------------------
             See Notes to Financial Statements
beginning on page 46
                                       26

               Total Return Bond Portfolio
               Portfolio of Investments
               December 31, 1996

  MOODY'S    PRINCIPAL
   RATING     AMOUNT
VALUE
(UNAUDITED)    (000)          DESCRIPTION
(NOTE 1)
                         LONG-TERM
                           INVESTMENTS--80.6%
                         Corporate Bonds--14.3%
                         Airlines--2.5%
                         United Airlines,
                           Inc.,
Baa1         $  1,000@   10.85%, 2/19/15......  $
1,228,610
                                                --
----------
                         Banking--1.1%
                         Kansallis Osake
                           Pankki,
                           (Finland)
A3                500DD  8.65%, 12/29/49......
522,734
                                                --
----------
                         Financial Services--0.5%
                         PaineWebber Group,
                           Inc.,
Baa1              250@   6.75%, 2/1/06........
236,673
                                                --
----------
                         Industrials--2.0%
                         TCI Communications,
                           Inc.,
Baa3            1,000@   7.25%, 6/15/99.......
1,002,820
                                                --
----------
                         Manufacturing--0.8%
                         First Brands Corp.,
Ba1               400@   9.125%, 4/1/99.......
409,625
                                                --
----------
                         Miscellaneous--1.6%
                         CTC Mansfield Funding
                           Corp.,
Ba3               300@   11.125%, 9/30/16.....
316,500
                         PDV America, Inc.,
Baa3              450@   7.25%, 8/1/98........
449,203
                                                --
----------

765,703
                                                --
----------
                         Publishing--2.8%
                         Time Warner, Inc.,
Baa3               87DD@ 6.46%, 8/15/00.......
87,486
Baa3              262@   8.11%, 8/15/06.......
268,595
Baa3            1,000@   8.18%, 8/15/07.......
1,026,070
                                                --
----------

1,382,151
                                                --
----------

                         Tobacco--2.0%
                         RJR Nabisco, Inc.,
Baa3          $ 1,000@   8.00%, 7/15/01.......  $
1,003,210
                                                --
----------
                         Utilities--1.0%
                         El Paso Electric Co.,
Ba3               500@   7.25%, 2/1/99........
498,770
                                                --
----------
                         Total corporate bonds
                           (cost
                           $6,988,335)........
7,050,296
                                                --
----------
                         U.S. Government Agency
Mortgage
                           Backed Securities--
52.6%
                         Federal Home Loan
                           Mortgage Corp.,
                3,500    6.00%, 1/1/99........
3,253,880
                         6.50%, 1/1/99 -
                7,056@     2/1/26, I/O........
4,655,209
                2,047    7.00%, 8/15/26.......
1,766,238
                1,409    7.636%, 1/1/24.......
1,464,675
                   27@   9.25%, 1/1/10........
28,680
                         Federal National Mortgage
Assn.,
                1,387    6.679%, 3/1/26.......
1,396,965
                2,388    7.135%, 1/1/20.......
2,448,595
                   17@   8.50%, 4/1/99........
17,715
                         Government National
                           Mortgage Assn.,
                2,440@   5.50%, 2/20/26.......
2,462,658
                         6.00%, 8/20/25 -
                1,934@     9/20/25............
1,943,320
                         6.50%, 1/20/24 -
                2,240@     4/15/26............
2,239,137
                         7.125%, 6/20/21 -
                2,979@     9/20/24............
3,044,357
                  400    7.50%, 12/15/99......
400,124
                         Resolution Trust
                           Corp.,
Aa2               406DD@ 6.7625%, 6/25/23.....
409,558
Aaa##             163@   8.35%, 6/25/29.......
164,404
Baa2              204@   9.25%, 6/25/23.......
209,680
                                                --
----------
                         Total U.S. gov't.
                           agency
                           mortgage backed
                           securities
                         (cost $25,714,204)...
25,905,195
                                                --
----------

--------------------------------------------------
------------------------------
             See Notes to Financial Statements
beginning on page 46
                                       27

               THE TARGET PORTFOLIO TRUST
               Total Return Bond Portfolio
               (cont'd)
               Portfolio of Investments
               December 31, 1996

  MOODY'S    PRINCIPAL
   RATING     AMOUNT
VALUE
(UNAUDITED)    (000)          DESCRIPTION
(NOTE 1)
                         Foreign Securities--8.0%
                         Canadian Real Return
Bond,
Aaa##        C$ 3,044@   4.25%, 12/1/26.......  $
2,306,165
                         Petroleas Mexicano
                           (Mexico),
Ba2          US$1,000DD@  6.50%, 3/8/99........
977,500
                         Republic of
                           Argentina,
Ba3           ARP 735DD@  6.625%, 3/31/05......
639,450
                                                --
----------
                         Total foreign
                           securities
                         (cost
                           US$3,757,362)......
3,923,115
                                                --
----------
                         Collateralized Mortgage
                           Obligations--5.5%
                         American Housing
                           Trust 1,
                           Senior Mortgage
                           Pass Through
                           Certificate,
                           Series 1-5 Class A,
Aaa##              23    8.625%, 8/25/18......
23,583
                         Champion Home Loan
Equity,
                           Series 1995, Class A2-
3,
Aaa##           1,524DD  8.4297%, 2/25/28.....
1,555,652
                         Countrywide
                           Collateralized
                           Mortgage
                           Obligation,
Aaa##             500DD@  8.09204%, 11/25/24...
513,261
                         Mortgage Obligation
                           Structured Trust,
                           Mortgage Pass
                           Through
                           Certificate, Series
                           93-1 Class A-1,
Aaa               277@   6.35%, 10/25/18......
277,423
                         PaineWebber Mortgage
                           Acceptance Corp.,
Aaa               244@   7.00%, 10/25/23......
244,185
                         Sears Savings Bank,
Series
                           1992A Class A
Aaa                89DD@  8.68%, 5/25/32.......
89,981
                                                --
----------
                         Total collateralized
                           mortgage
                           obligations
                           (cost
                           $2,702,659)........
2,704,085
                                                --
----------

                         U.S. Government
Securities--0.2%
                         United States
                           Treasury Bond,
              $   100@   6.75%, 8/15/26
                           (cost $104,276)....  $
100,750
                                                --
----------
                         Total long-term
                           investments
                           (cost
                           $39,266,836).......
39,683,441
                                                --
----------
                         SHORT-TERM
                           INVESTMENTS--30.1%
                         Corporate Bonds--20.5%
                         Electronics--2.0%
                         Motorola, Inc.
A1              1,000@   5.33%, 1/16/97.......
997,779
                                                --
----------
                         Financial Services--11.2%
                         Advanta National
                           Bank,
Baa2            1,000@   6.31%, 10/15/97......
1,001,910
                         General Electric
                           Capital Corp.,
A1              1,800@   5.42%, 1/28/97.......
1,792,683
                         KFW International
                           Finance, Inc.,
A1              2,000@   5.40%, 2/18/97.......
1,985,600
                         National Rural
                           Utilities
                           Cooperative Finance
                           Corp.,
A1                700@   5.35%, 2/19/97.......
694,257
                                                --
----------

5,474,450
                                                --
----------
                         Publishing--2.0%
                         Dow Jones & Co., Inc.
A1              1,000    5.45%, 2/19/97.......
992,582
                                                --
----------
                         Utilities--5.3%
                         BellSouth
                           Telecommunica-
                           tions, Inc.
A1              2,000@   5.43%, 2/13/97.......
1,987,028
                         Cleveland Electric
                           Illuminating Co.,
Ba2               600@   9.45%, 12/1/97.......
615,318
                                                --
----------

2,602,346
                                                --
----------
                         Total corporate bonds
                           (cost
                           $10,071,355).......
10,067,157
                                                --
----------

--------------------------------------------------
------------------------------
             See Notes to Financial Statements
beginning on page 46
                                       28

  MOODY'S    PRINCIPAL
   RATING     AMOUNT
VALUE
(UNAUDITED)    (000)          DESCRIPTION
(NOTE 1)
                         U.S. Government Agency
Mortgaged
                           Backed Securities--0.6%
                         Federal Home Loan
                           Mortgage Corp.,
             $    300@   5.41%, 2/3/97
                           (cost $298,512)....  $
298,512
                                                --
----------
                         Foreign Securities--6.7%
                         Canadian Wheat Board,
A1           C$ 1,400@   5.35%, 1/16/97.......
1,396,879
                         Kingdom Of Sweden,
A1           SEK 1,600@  5.38%, 1/21/97.......
1,595,218
A1                300@   5.40%, 2/4/97........
298,470
                                                --
----------
                         Total foreign
                           securities
                           (cost
                           US$3,290,567)......
3,290,567
                                                --
----------
                         U.S. Treasury Obligations-
-0.5%
                         United States
                           Treasury Bills,
                   50D   4.66%, 1/23/97.......
49,835
                  170D   4.96%, 3/6/97........
168,477
                   30D   4.97%, 3/13/97.......
29,702
                                                --
----------
                         Total U.S. Treasury
                           Obligations
                           (cost $248,033)....
248,014
                                                --
----------

             PRINCIPAL
              AMOUNT
VALUE
               (000)          DESCRIPTION
(NOTE 1)
                         Repurchase Agreement--
1.0%
                         State Street Bank & Trust
Co.,
             $    510@   Repurchase Agreement,
                           2.00%, dated
                           12/31/96, due
                           1/2/97 in the
                           amount of $510,057
                           (cost $510,000;
                           value of collateral
                           including
                           accrued interest
                           $520,662)..........  $
510,000
                                                --
----------
                         Outstanding Call Options
                           Purchased*--0.8%

             Contracts
               (000)     United States Treasury
Notes,
             ---------
                         expiring 1/6/97 @
                           $90.89
                5,000      (cost $393,359)....
389,844
                                                --
----------
                         Total short-term
                           investments
                           (cost
                           $14,811,826).......
14,804,094
                                                --
----------
                         Total Investments--110.7%
                         (cost US$54,078,662;
                           Note 4)............
54,487,535
                         Liabilities in excess
                           of other
                           assets--(10.7%)....
(5,269,740)
                                                --
----------
                         Net Assets--100%.....  $
49,217,795
                                                --
----------
                                                --
----------

---------------
*  Non-income producing securities.
D Pledged as initial margin on financial futures contracts.
DD Rate shown reflects current rate on variable rate instrument.
## Standard & Poor's Rating.
@ Principal amount of securities rated A or better segregated as collateral for forward currency contracts. Aggregate value of segregated securities
   $40,024,649.
I/O--Interest Only.

--------------------------------------------------
------------------------------
             See Notes to Financial Statements
beginning on page 46
                                       29

               THE TARGET PORTFOLIO TRUST
               Intermediate-Term Bond
               Portfolio
               Portfolio of Investments
               December 31, 1996

  MOODY'S    PRINCIPAL
   RATING     AMOUNT
VALUE
(UNAUDITED)    (000)          DESCRIPTION
(NOTE 1)
                       LONG-TERM
                         INVESTMENTS--68.2%
                       Corporate Bonds--14.7%
                       Airlines--1.8%
                       United Airlines, Inc.,
Baa1      $  1,500@    10.85%, 2/19/15........ $
1,842,915
                                               ---
---------
                       Financial Services--2.0%
                       Salomon, Inc.,
Baa1         2,000@    6.47%, 3/19/98.........
2,008,820
                                               ---
---------
                       Industrials--2.5%
                       TCI Communications,
                         Inc.,
Ba1          2,500@    6.82%, 9/15/10.........
2,487,300
                                               ---
---------
                       Miscellaneous--1.1%
                       PDV America, Inc.,
Baa3         1,050@    7.25%, 8/1/98..........
1,048,142
                                               ---
---------
                       Publishing--1.2%
                       Time Warner, Inc.,
Ba1            300DD@  6.46%, 8/15/00.........
301,677
Ba1            900@    8.11%, 8/15/06.........
922,653
                                               ---
---------

1,224,330
                                               ---
---------
                       Tobacco--1.9%
                       RJR Nabisco, Inc.,
Baa3         1,250@    8.00%, 7/15/01.........
1,254,012
Baa3           600@    8.625%, 12/1/02........
612,444
                                               ---
---------

1,866,456
                                               ---
---------
                       Utilities--4.2%
                       CTC Mansfield Funding
                         Corp.,
Ba3          1,000@    11.125%, 9/30/16.......
1,055,000
                       Long Island Lighting
                         Co.,
Ba3          1,535@    7.30%, 7/15/99.........
1,548,262

                         Texas-New Mexico
                           Power Company,
Ba3        $ 1,500@    12.50%, 1/15/99........ $
1,629,525
                                                --
----------

4,232,787
                                                --
----------
                         Total corporate bonds
                           (cost
                           $14,617,583).......
14,710,750
                                                --
----------
                         U.S. Government Agency
Mortgage
                           Backed Securities--
38.5%
                         Federal Home Loan
                           Mortgage Corp.,
Aaa               157@   6.00%, 4/1/24........
147,055
                         6.50%, 9/15/18,
Aaa             1,604      I/O................
182,461
                         6.50%, 12/15/21,
Aaa             2,609      I/O................
383,467
Aaa               974@   6.50%, 2/1/26........
932,128
Aaa             4,800    6.50%, 1/14/27.......
4,588,464
Aaa               136@   9.25%, 1/1/10........
144,836
                         Federal National
                           Mortgage Assn.,
Aaa               208DD@ 6.084%, 12/1/30......
207,052
Aaa             3,000    6.50%, 1/30/27.......
2,973,750
Aaa             2,775DD@ 6.678%, 3/1/26.......
2,793,929
Aaa             1,430DD@ 6.875%, 8/1/24.......
1,430,428
Aaa             2,172DD@ 7.48%, 8/1/25........
2,246,179
Aaa                49@   8.50%, 7/1/99........
49,904
Aaa                54@   8.50%, 4/1/99........
55,587
                         Government National
                           Mortgage Assn.,
Aaa             2,440DD@ 5.50%, 2/20/26.......
2,462,658
Aaa             1,549DD@ 6.50%, 1/20/24.......
1,580,291
Aaa             1,516DD@ 7.00%, 10/20/24......
1,551,226
Aaa               879DD@ 7.125%, 6/20/21......
897,773
Aaa             2,079DD@ 7.125%, 5/20/23......
2,117,992
Aaa             1,279DD@ 7.125%, 6/20/23......
1,305,542
Aaa             2,202DD@ 7.125%, 7/20/24......
2,250,899
Aaa             8,300    8.00%, 1/21/27.......
8,466,000

--------------------------------------------------
------------------------------
             See Notes to Financial Statements
beginning on page 46
                                       30

  MOODY'S    PRINCIPAL
   RATING     AMOUNT
VALUE
(UNAUDITED)    (000)          DESCRIPTION
(NOTE 1)
                       U.S. Government Agency
Mortgage
                         Backed Securities
(cont'd.)
                       Resolution Trust Corp.,
Aa2       $    642DD@  6.7625%, 6/25/23....... $
647,102
AAA##          816@    8.35%, 6/25/29.........
822,020
Baa2           408@    9.25%, 6/25/23.........
419,359
                                               ---
---------
                       Total U.S. Government
                         agency mortgage
                         backed securities
                         (cost $38,637,607)...
38,656,102
                                               ---
---------
                       Collateralized Mortgage
                         Obligations--10.8%
                       Champion Home Loan Equity,
                         Series 1995, Class A2,
Aaa          2,287DD   8.4297%, 2/25/28.......
2,333,478
                       Countrywide
                         Collateralized
                         Mortgage Obligation,
Aaa            834@    6.75%, 2/25/24.........
831,504
Aa1            500@    8.09204%, 11/25/24.....
513,262
                       Government National
                         Mortgage Association
                         Remic Trust 1995 2
                         Class Kq,
Aaa          3,000@    8.50%, 3/20/25.........
3,150,000
                       Mortgage Obligation
                         Structured Trust,
                         Mortgage Pass Through
                         Certificate, Series
                         B-1, Class A-1
Aaa            416@    6.35%, 10/25/18........
416,134
                       PaineWebber Mortgage
                         Acceptance Corp.,
Aaa            488@    7.00%, 10/25/23........
488,370
                       Residential Asset
Securities Corp.,
                         Ser 1996 Ks4 Class A2
Aaa          2,854DD@  5.745%, 10/25/27.......
2,854,473
                       Sears Savings Bank,
                         Series 1992-A, Class
                         A
Aaa            257DD@  8.68%, 5/25/32.........
259,395
                                               ---
---------
                       Total collateralized
                         mortgage obligations
                         (cost $10,872,088)...
10,846,616
                                               ---
---------
                         Foreign Government
                           Obligations--4.2%
                         Canadian Real Return
                           Bond,
AAA##         $ 4,057@     4.25%, 12/1/26.....  $
3,073,573
                         Republic of
                           Argentina,
B1              1,372DD@   6.625%, 3/31/05....
1,193,640
                                                --
----------
                         Total Foreign
                           Government
                           obligations
                           (cost
                           $4,037,200)........
4,267,213
                                                --
----------
                         Total long-term
                           investments
                           (cost
                           $68,164,478).......
68,480,681
                                                --
----------
                         SHORT-TERM
                           INVESTMENTS--47.0%
                         Corporate Bonds--23.1%
                         Advanta National
                           Bank,
Baa2            3,000@   6.09%, 11/10/97......
2,998,200
Baa2            2,000@   6.31%, 10/15/97......
2,003,820
                         Banco De La Nacional,
B1                275DD@ 6.4375%, 10/15/97....
277,777
                         Banponce Financial
                           Corp.,
A3              1,000@   7.73%, 8/15/97.......
1,010,710
                         Cleveland Electric
Illuminating
                           Co.,
Ba2             1,500@   9.45%, 12/1/97.......
1,538,295
                         Coca Cola Company,
P1              4,500@   5.45%, 1/10/97.......
4,493,869
                         Electricite De France
P1              1,100@   5.39%, 1/13/97.......
1,098,024
                         General Electric Capital
Corp.,
P1              3,300@   5.42%, 2/3/97........
3,283,604
                         General Motors
                           Acceptance Corp.,
A3              1,000@   7.125%, 3/27/97......
1,003,310
A3                250@   8.125%, 1/13/97......
250,120
                         KFW International Finance
Inc.,
P1              4,000@   5.40%, 2/21/97.......
3,966,760
                         Kimberly Clark Corp.,
P1              1,300@   5.42%, 2/12/97.......
1,291,780
                                                --
----------
                         Total corporate bonds
                           (cost
                           $23,217,462).......
23,216,269
                                                --
----------

--------------------------------------------------
------------------------------
             See Notes to Financial Statements
beginning on page 46
                                       31

               THE TARGET PORTFOLIO TRUST
               Intermediate-Term Bond
               Portfolio (cont'd)
               Portfolio of Investments
               December 31, 1996

  MOODY'S    PRINCIPAL
   RATING     AMOUNT
VALUE
(UNAUDITED)    (000)          DESCRIPTION
(NOTE 1)
                       U.S. Government Agency
Mortgage
                         Backed Securities--4.1%
                       Federal Home Loan Bank
P1        $  4,000@    5.40%, 1/16/97......... $
3,991,000
                       Federal Home Loan
                         Mortgage Corporation,
P1             100@    5.41%, 2/3/97..........
99,504
                                               ---
---------
                       Total U.S. Government
                         agency mortgage
                         backed securities
                         (cost $4,090,504)....
4,090,504
                                               ---
---------
                       Collateralized Mortgage
                         Obligations--4.0%
                       New Center Asset Trust,
                       5.44%, 2/12/97
P1           4,000@      (cost $3,974,613)....
3,974,613
                                               ---
---------
                       Commercial Paper--7.9%
                       BellSouth
                         Telecommunications,
                         Inc.,
P1           4,000@    5.36%, 2/18/97.........
3,970,341
                       Canadian Wheat Board,
P1           4,000@    5.35%, 1/16/97.........
3,991,084
                                               ---
---------
                       Total commercial paper
                         (cost $7,962,497)....
7,961,425
                                               ---
---------
                       Corporate Notes--4.2%
                       AT&T Corp.,
P1           4,000@    5.35%, 2/4/97..........
3,979,789
                       Ford Motor Credit Co.,
P1             200@    6.09%, 1/9/97..........
199,729
                                               ---
---------
                       Total corporate notes
                         (cost $4,179,518)....
4,179,518
                                               ---
---------
                       U.S. Government Securities-
-0.3%
                       United States Treasury
                         Bills,
Aaa            100D    4.66%, 1/23/97.........
99,670
Aaa            140D    4.97%, 3/13/97.........
138,608
Aaa            110D    4.96%, 3/6/97..........
109,015
                                               ---
---------
                       Total U.S. Government
                         securities
                         (cost $347,332)......
347,293
                                               ---
---------
                       Repurchase Agreement--0.9%
              $   907@ State Street Bank &
                           Trust Co.,
                           2.00%, dated
                           12/31/96, due
                           1/02/97 in the
                           amount of $907,101
                           (cost $907,000;
                           value of collat-
                           eral including
                           accrued interest
                           $929,727)..........  $
907,000
                                                --
----------
                         Foreign Government
                           Obligations--2.5%
                         Kingdom Of Sweden,
P1                900@   5.38%, 1/21/97.......
897,310
P1                400@   5.40%, 1/29/97.......
398,320
P1              1,200@   5.40%, 2/4/97........
1,193,880
                                                --
----------
                         Total Foreign
                           Government
                           obligations
                           (cost
                           $2,489,510)........
2,489,510
                                                --
----------
                         Total short-term
                           investments
                           (cost
                           $47,168,436).......
47,166,132
                                                --
----------
                         Total
                           Investments--115.2%
                         (cost US$115,332,914;
                           Note 4)............
115,646,813
                         Liabilities in excess
                           of other
                           assets--(15.2%)....
(15,254,796)
                                                --
----------
                         Net Assets--100%.....
$100,392,017
                                                --
----------
                                                --
----------

---------------
I/O--Interest Only Security.
## Standard & Poor's Rating.
D  Pledged as initial margin on futures contracts.
DD Rate shown reflects current rate on variable rate instrument.
@ Principal amount of securities segregated as collateral for forward currency contracts. Aggregate value of
segregated securities $96,371,900.

[S]          [C]                        [C]

beginning on page 46
                                       32

               Mortgage Backed Securities
               Portfolio
               Portfolio of Investments
               December 31, 1996
[/TABLE]

 PRINCIPAL

  AMOUNT
VALUE
  (000)                 DESCRIPTION
(NOTE 1)
                LONG-TERM INVESTMENTS--98.9%
                Collateralized Mortgage
                  Obligations--22.0%
                Federal Home Loan Mortgage
                  Corp.,
$      652      4.25%, 12/15/21, PAC.......  $
504,074
     2,763      4.50%, 9/15/21, PAC........
2,263,070
       225      5.25%, 12/15/22............
192,302
       100      5.95%, 6/15/19, PAC........
96,968
     1,396      6.00%, 10/15/20 - 8/15/21,
1,325,584
                  PAC......................
       743      6.25%, 10/15/21, PAC.......
711,146
     2,300      6.50%, 2/15/23, PAC I/O....
577,875
       500      6.50%, 8/15/06 - 2/15/23,
497,655
                  PAC......................
     9,141      7.50%, 6/15/22, PAC I/O....
1,285,411
       500      8.00%, 12/15/06, PAC.......
515,935
       662      8.00%, 10/15/07 -
671,803
                  7/15/21..................
       242      9.00%, 10/15/20............
252,191
        81      10.00%, 6/15/19, PAC.......
82,764
                Federal National Mortgage
                  Assn.,
     2,267      5.00%, 8/1/10 - 3/25/21....
2,059,970
       302      6.00%, 10/25/21............
291,360
     1,969      6.50%, 7/25/20.............
1,906,386
     5,591      7.00%, 9/25/19, PAC I/O....
651,754
       300      8.00%, 8/25/06, PAC........
310,593
       392      8.50%, 6/25/21.............
404,250
                First Boston Mortgage
                  Securities,
     1,389      Zero Coupon, 4/25/17,
1,020,145
                  P/O......................
       822      10.965%, 5/25/17, I/O......
265,473
     1,389      8.985%, 4/25/17, I/O.......
405,278
                                             -----
-----
                Total collateralized
                  mortgage obligations
                  (cost $15,853,078).......
16,291,987
                                             -----
-----
                U.S. Government Securities--0.4%
                United States Treasury
                  Notes,
       250      8.875%, 11/15/98
                  (cost $263,903)..........
263,048
                                             -----
-----
                U.S. Government Agency Mortgage
                  Pass - Through Obligations--
76.5%
                Federal Home Loan Mortgage
                  Corp.,
        12      6.50%, 1/1/98..............
11,907
     7,159      7.00%, 2/1/99 - 12/1/25....
7,087,427

                Federal Home Loan Mortgage
                  Corp.,
$       36      7.25%, 7/1/06..............  $
36,695
       274      7.50%, 3/1/08..............
278,586
       121      8.00%, 1/1/02 - 2/1/02.....
124,084
       155      8.25%, 12/1/05 - 5/1/08....
159,953
       514      8.50%, 6/1/03 - 7/1/21.....
539,137
       153      8.75%, 12/1/08.............
161,522
     1,240      9.00%, 1/1/02 - 3/1/11.....
1,311,896
        53      10.00%, 1/1/04.............
56,117
        49      10.50%, 11/1/19............
54,346
        76      11.50%, 3/1/16.............
86,154
        55      12.75%, 11/1/13............
63,376
        28      13.25%, 5/1/13.............
32,153
        46      14.00%, 9/1/10 - 6/1/11....
54,518
                Federal National Mortgage
                  Assn.,
       158      6.077%, 6/1/29.............
157,215
     1,852      6.089%, 8/1/26 - 10/1/28...
1,843,358
       886      7.00%, 12/1/00 - 7/1/25....
866,546
       249      7.75%, 10/1/19.............
254,025
        24      8.00%, 3/1/07 - 6/1/07.....
24,694
       247      8.50%, 6/1/10..............
257,589
       533      9.75%, 8/1/10 - 10/1/17....
574,988
                Government National
                  Mortgage Assn.,
     1,277      6.50%, 7/15/08 -
1,240,817
                  11/15/23.................
    14,824      7.00%, 7/15/08 -
14,584,370
                  11/15/24.................
     9,295      7.50%, 3/15/07 -
9,362,416
                  11/15/26.................
     5,418      8.00%, 4/15/02 - 8/15/26...
5,594,883
     1,535      8.25%, 6/20/17 - 7/20/17...
1,591,090
     2,044      8.50%, 3/15/05 -
2,125,876
                  12/15/26.................
     5,230      9.00%, 10/20/01 -
5,566,416
                  1/15/20..................
     1,815      9.50%, 9/15/02 - 1/15/21...
1,960,066
         1      13.00%, 2/15/11............
1,410
        35      13.25%, 7/15/14............
41,159
       111      13.50%, 6/15/10 -
133,379
                  11/15/12.................
       125      14.00%, 6/15/11 -
152,182
                  4/15/12..................
        87      16.00%, 4/15/12 -
108,870
                  5/15/12..................
                                             -----
-----
                Total U.S. Government
                  agency
                  mortgage pass - through
                  obligations
                  (cost $55,960,375).......
56,499,220
                                             -----
-----
                Total long-term investments
                  (cost $72,077,356).......
73,054,255
                                             -----
-----

--------------------------------------------------
------------------------------
             See Notes to Financial Statements
beginning on page 46
                                       33

               THE TARGET PORTFOLIO TRUST
               Mortgage Backed Securities
               Portfolio (cont'd)
               Portfolio of Investments
               December 31, 1996

 PRINCIPAL
  AMOUNT
VALUE
  (000)                 DESCRIPTION
(NOTE 1)
                SHORT-TERM INVESTMENTS--0.3%
      $241      Lehman Brothers Holdings,
                  Inc., Repurchase
                  Agreement, 6.85%, dated
                  12/31/96, due 1/2/97 in
                  the amount of $241,092
                  (cost $241,000; the value
                  of the
                  collateral including
                  interest is $247,575)....  $
241,000
                                             -----
-------
                OUTSTANDING CALL
Contracts       OPTIONS PURCHASED*--0.1%
----------
        50      United States Treasury
                  Notes,
                  5.875%, 2/15/04
                  expiring 2/22/97 @
                  $108.00
                  (cost $98,162)...........
86,719
                                             -----
-------
                Total Investments Before
                  Outstanding Call Options Written-
-99.3%
                (cost $72,416,518; Note 4).
73,381,974
                                             -----
-------
                OUTSTANDING CALL OPTIONS
                  WRITTEN*
        50      United States Treasury
                  Notes,
                  5.875%, 2/15/04
                  expiring 2/22/97 @
                  $112.00
                  (premiums received
                  $24,494).................
(9,375)
                                             -----
-------
                Total Investments, Net of
                  Outstanding Call Options
                  Written--99.3%...........
73,372,599
                Other assets in excess of
                liabilities--0.7%..........
494,477
                                             -----
-------
                Net Assets--100%...........  $
73,867,076
                                             -----
-------
                                             -----
-------

---------------
I/O--Interest Only Security.
PAC--Planned Amortization Class.
P/O--Principal Only.
* Non-income producing security.

--------------------------------------------------
------------------------------
             See Notes to Financial Statements
beginning on page 46
                                       34

               U.S. Government Money Market
               Portfolio
               Portfolio of Investments
               December 31, 1996

 PRINCIPAL
  AMOUNT
VALUE
  (000)                 DESCRIPTION
(NOTE 1)
                Federal Home Loan Bank--10.9%
$    3,000      5.21%, 1/9/97..............  $
2,996,527
                                             -----
-------
                Federal Home Loan Mortgage
                  Corporation--27.2%
     1,500      5.27%, 2/3/97..............
1,492,754
     3,000      5.20%, 2/19/97.............
2,978,766
     3,000      5.38%, 2/28/97.............
2,973,997
                                             -----
-------

7,445,517
                                             -----
-------
                Federal National Mortgage
                  Association--25.0%
     2,420      5.26%, 1/28/97.............
2,410,453
     2,000      5.21%, 3/4/97..............
1,982,055
     2,500      5.25%, 5/2/97..............
2,455,885
                                             -----
-------

6,848,393
                                             -----
-------
                Tennessee Valley Authority--9.1%
     2,500      5.27%, 2/25/97.............
2,479,871
                                             -----
-------
                United States Treasury Notes--5.5%
     1,500      7.50%, 1/31/97.............
1,502,790
                                             -----
-------
                Repurchase Agreement--4.7%
     1,295      PaineWebber Inc., 6.70%,
                  dated 12/31/96, due
                  1/2/97 in the amount of
                  $1,295,482, (cost
                  $1,295,000; value of
                  collateral including
                  accrued interest-
                  $1,321,156)..............
1,295,000
                                             -----
-------
                Total Investments--82.4%
                (amortized cost
                  $22,568,098@@)...........
22,568,098
                                             -----
-------
                Other assets in excess of
                  liabilities--17.6%.......
4,829,258
                                             -----
-------
                Net Assets--100%...........  $
27,397,356
                                             -----
-------
                                             -----
-------

---------------
@@ Federal income tax basis of portfolio securities is the same as for financial reporting purposes.

--------------------------------------------------
------------------------------
             See Notes to Financial Statements
beginning on page 46
                                       35

               THE TARGET PORTFOLIO TRUST
               Statements of Assets and
               Liabilities
               December 31, 1996

                                           LARGE
CAPITALIZATION    LARGE CAPITALIZATION    SMALL
CAPITALIZATION

GROWTH PORTFOLIO        VALUE PORTFOLIO
GROWTH PORTFOLIO
ASSETS
Investments, at value*
$220,372,335            $226,733,003
$144,538,831
Cash
1,493                  65,489
1,499,398
Foreign currency, at value
--                      --                      --
Receivable for Fund shares sold
333,135                 378,286
265,460
Receivable for investments sold
497,598                 446,150
1,509,260
Dividends and interest receivable
71,406                 493,309
42,899
Deferred expenses and other assets
11,388                  11,411
6,045
Due from broker - variation margin
--                      --                      --
Forward currency contracts-net amount
  receivable
  from counterparties
--                      --                      --
      Total assets
221,287,355             228,127,648
147,861,893
LIABILITIES
Bank overdraft
--                      --                      --
Payable for investments purchased
--                      --                      --
Payable for Fund shares reacquired
222,800                 218,193
186,047
Accrued expenses and other liabilities
217,327                  76,742
126,186
Dividends payable
--                      --                      --
Outstanding options written (premiums
  received
  $24,494)
--                      --                      --
Withholding taxes payable
--                   3,427                   1,302
Deferred trustees' fees
6,750                   6,750
6,750
Due to broker-variation margin payable
--                                              --
Due to Manager
58,049                 116,687
72,333
Forward currency contracts-net amount
  payable
  to counterparties
--                      --                      --
      Total liabilities
504,926                 421,799
392,618
NET ASSETS
$220,782,429            $227,705,849
$147,469,275
Net assets were comprised of:
  Shares of beneficial interest, at par        $
17,023            $     16,299            $
9,879
  Paid-in capital in excess of par
169,682,972             170,277,465
117,195,561

169,699,995             170,293,764
117,205,440
  Under (over) distribution of net
  investment
    income (loss)
58,870                      --
(1,302)
  Accumulated net realized gains
  (losses)
3,778,795               3,579,564
2,373,295
  Net unrealized
  appreciation/depreciation
47,244,769              53,832,521
27,891,842
  Net assets, December 31, 1996
$220,782,429            $227,705,849
$147,469,275
Shares of beneficial interest issued
  and outstanding
17,023,217              16,298,861
9,879,416
  Net asset value per share
$12.97                  $13.97
$14.93
  *Identified cost.
$173,127,566            $172,900,483
$116,646,989

                                          SMALL
CAPITALIZATION
                                            VALUE
PORTFOLIO
ASSETS
Investments, at value*
$125,405,856
Cash
238,093
Foreign currency, at value
--
Receivable for Fund shares sold
239,081
Receivable for investments sold
1,124,405
Dividends and interest receivable
163,889
Deferred expenses and other assets
8,878
Due from broker - variation margin
--
Forward currency contracts-net amount
  receivable
  from counterparties
--
      Total assets
127,180,202
LIABILITIES
Bank overdraft
--
Payable for investments purchased
173,431
Payable for Fund shares reacquired
137,137
Accrued expenses and other liabilities
117,632
Dividends payable
--
Outstanding options written (premiums
  received
  $24,494)
--
Withholding taxes payable
262
Deferred trustees' fees
6,750
Due to broker-variation margin payable
Due to Manager
73,087
Forward currency contracts-net amount
  payable
  to counterparties
--
      Total liabilities
508,299
NET ASSETS
$126,671,903
Net assets were comprised of:
  Shares of beneficial interest, at par       $
8,322
  Paid-in capital in excess of par
103,371,260

103,379,582
  Under (over) distribution of net
  investment
    income (loss)
8,398
  Accumulated net realized gains
  (losses)
2,327,652
  Net unrealized
  appreciation/depreciation
20,956,271
  Net assets, December 31, 1996
$126,671,903
Shares of beneficial interest issued
  and outstanding
8,322,158
  Net asset value per share
$15.22
  *Identified cost.
$104,449,585

--------------------------------------------------
------------------------------
                See Notes to Financial Statements
beginning on page 46
                                     36

           INTERNATIONAL       INTERNATIONAL
TOTAL RETURN      INTERMEDIATE-TERM       MORTGAGE
BACKED
          EQUITY PORTFOLIO     BOND PORTFOLIO
BOND PORTFOLIO      BOND PORTFOLIO
SECURITIES PORTFOLIO
            $242,636,690        $ 40,779,210
$ 54,487,535       $   115,646,813         $
73,381,974
                      --                 380
666                   504                    992
                      --             208,147
--                    --                     --
                 726,781             182,594
103,741               481,412
138,803
                 505,082                  --
3,820,527                    --
--
                 703,905           1,096,442
385,290               782,785
566,609
                  11,780              26,200
--                 8,011                  7,777
                      --                  --
7,133                    --                     --
                      --             147,461
402,833               406,578
--
             244,584,238          42,440,434
59,207,725           117,326,103
74,096,155
                 185,650                  --
--                    --                     --
                 331,620                  --
9,449,647            16,122,021
--
               3,193,436              90,203
35,655               212,699
83,839
                 130,338              12,953
66,194                46,639
88,597
                      --               2,666
7,170                15,066                 12,293
                      --                  --
--                    --                  9,375
                  32,096               2,830
--                    --                     --
                   6,750               5,062
6,750                 6,750                  6,750
                      --                  --
8,330               186,878                     --
                 141,422              17,598
142,969                35,159
28,225
                      --             529,422
273,215               308,874
--
               4,021,312             660,734
9,989,930            16,934,086
229,079
            $240,562,926        $ 41,779,700
$ 49,217,795       $   100,392,017         $
73,867,076
                  16,236
            $                   $      4,110
$      4,786       $         9,746         $
7,236
             200,284,101          41,276,593
49,156,861           100,221,711
74,137,237
             200,300,337          41,280,703
49,161,647           100,231,457
74,144,473
                 102,946              59,414
328,137                81,990
23,140
               3,607,116                  --
(619,422)             (152,462)
(1,281,112)
              36,552,527             439,583
347,433               231,032
980,575
            $240,562,926        $ 41,779,700
$ 49,217,795       $   100,392,017         $
73,867,076
              16,236,488           4,109,948
4,786,311             9,746,047
7,236,318
                  $14.82              $10.17
$10.28                $10.30
$10.21
            $206,081,228        $ 39,961,657
$ 54,078,662       $   115,332,914         $
72,416,518

           INTERNATIONAL    U.S. GOVERNMENT MONEY
          EQUITY PORTFOLIO    MARKET PORTFOLIO
            $242,636,690         $22,568,098
                      --                  --
                      --                  --
                 726,781           5,576,734
                 505,082                  --
                 703,905              47,320
                  11,780               6,350
                      --                  --
                      --                  --
             244,584,238          28,198,502
                 185,650                 653
                 331,620                  --
               3,193,436             771,406
                 130,338              19,534
                      --               2,803
                      --                  --
                  32,096                  --
                   6,750               6,750
                      --                  --
                 141,422                  --
                      --                  --
               4,021,312             801,146
            $240,562,926         $27,397,356
                  16,236
            $                    $    27,397
             200,284,101          27,369,959
             200,300,337          27,397,356
                 102,946                  --
               3,607,116                  --
              36,552,527                  --
            $240,562,926         $27,397,356
              16,236,488          27,397,356
                  $14.82               $1.00
            $206,081,228         $22,568,098

--------------------------------------------------
------------------------------
                See Notes to Financial Statements
beginning on page 46
                                        37

               THE TARGET PORTFOLIO TRUST
               Statements of Operations
               For The Year Ended December
               31, 1996

                                           LARGE
CAPITALIZATION    LARGE CAPITALIZATION    SMALL
CAPITALIZATION

GROWTH PORTFOLIO        VALUE PORTFOLIO
GROWTH PORTFOLIO
NET INVESTMENT INCOME
--------------------------------------------------
--------------------------------------------------
-----------
Income
  Interest                                     $
497,522            $    391,604            $
368,489
--------------------------------------------------
--------------------------------------------------
-----------
  Dividends
1,566,689               6,072,665
448,654
--------------------------------------------------
--------------------------------------------------
-----------
  Less: Foreign withholding taxes
(5,259)                (52,283)
(4,156)
--------------------------------------------------
--------------------------------------------------
-----------
      Total income
2,058,952               6,411,986
812,987
--------------------------------------------------
--------------------------------------------------
-----------
Expenses
  Management fee
1,216,415               1,253,390
848,974
--------------------------------------------------
--------------------------------------------------
-----------
  Custodian's fees and expenses
129,000                 115,000
175,000
--------------------------------------------------
--------------------------------------------------
-----------
  Transfer agent's fees and expenses
93,300                  93,300
92,100
--------------------------------------------------
--------------------------------------------------
-----------
  Registration fees
80,000                  25,000
33,000
--------------------------------------------------
--------------------------------------------------
-----------
  Reports to shareholders
107,000                  53,000
68,000
--------------------------------------------------
--------------------------------------------------
-----------
  Audit fees and expenses
15,200                  15,200
15,200
--------------------------------------------------
--------------------------------------------------
-----------
  Legal fees and expenses
8,000                   8,000
8,000
--------------------------------------------------
--------------------------------------------------
-----------
  Trustees' fees and expenses
4,250                   4,250
4,250
--------------------------------------------------
--------------------------------------------------
-----------
  Amortization of organization expenses
5,786                   5,786
5,786
--------------------------------------------------
--------------------------------------------------
-----------
  Insurance
4,400                   4,800
3,000
--------------------------------------------------
--------------------------------------------------
-----------
  Miscellaneous
5,485                   4,464
5,433
--------------------------------------------------
--------------------------------------------------
-----------
      Total expenses
1,668,836               1,582,190
1,258,743
--------------------------------------------------
--------------------------------------------------
-----------
Net investment income (loss)
390,116               4,829,796
(445,756)
--------------------------------------------------
--------------------------------------------------
-----------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS
--------------------------------------------------
--------------------------------------------------
-----------
Net realized gain (loss) on:
  Investment transactions
11,243,006              11,707,935
16,882,644
--------------------------------------------------
--------------------------------------------------
-----------
  Financial futures contracts
--                      --                      --
--------------------------------------------------
--------------------------------------------------
-----------
  Foreign currency transactions
--                      --                      --
--------------------------------------------------
--------------------------------------------------
-----------
  Options written
--                      --                      --
--------------------------------------------------
--------------------------------------------------
-----------
Total net realized gain (loss)
11,243,006              11,707,935
16,882,644
--------------------------------------------------
--------------------------------------------------
-----------
Net change in unrealized
appreciation/depreciation on:
  Investments
27,653,840              20,366,798
6,803,397
--------------------------------------------------
--------------------------------------------------
-----------
  Financial futures contracts
--                      --                      --
--------------------------------------------------
--------------------------------------------------
-----------
  Foreign currency transactions
--                      --                      --
--------------------------------------------------
--------------------------------------------------
-----------
  Options written
--                      --                      --
--------------------------------------------------
--------------------------------------------------
-----------
Net change in unrealized
appreciation/depreciation
27,653,840              20,366,798
6,803,397
--------------------------------------------------
--------------------------------------------------
-----------
Net gain (loss)
38,896,846              32,074,733
23,686,041
--------------------------------------------------
--------------------------------------------------
-----------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                      $
39,286,962            $ 36,904,529            $
23,240,285
--------------------------------------------------
--------------------------------------------------
-----------

                                          SMALL
CAPITALIZATION
                                            VALUE
PORTFOLIO
NET INVESTMENT INCOME
--------------------------------------------------
---------------------------------
Income
  Interest                                    $
194,619
--------------------------------------------------
--------------------------------------------------
----
  Dividends
1,667,319
--------------------------------------------------
--------------------------------------------------
-----------
  Less: Foreign withholding taxes
(1,045)
--------------------------------------------------
--------------------------------------------------
-----------
      Total income
1,860,893
--------------------------------------------------
--------------------------------------------------
-----------
Expenses
  Management fee
663,383
--------------------------------------------------
--------------------------------------------------
-----------
  Custodian's fees and expenses
130,000
--------------------------------------------------
--------------------------------------------------
-----------
  Transfer agent's fees and expenses
88,300
--------------------------------------------------
--------------------------------------------------
-----------
  Registration fees
30,000
--------------------------------------------------
--------------------------------------------------
-----------
  Reports to shareholders
64,000
--------------------------------------------------
--------------------------------------------------
-----------
  Audit fees and expenses
15,200
--------------------------------------------------
--------------------------------------------------
-----------
  Legal fees and expenses
8,000
--------------------------------------------------
--------------------------------------------------
-----------
  Trustees' fees and expenses
4,250
--------------------------------------------------
--------------------------------------------------
-----------
  Amortization of organization expenses
5,786
--------------------------------------------------
--------------------------------------------------
-----------
  Insurance
1,906
--------------------------------------------------
--------------------------------------------------
-----------
  Miscellaneous
2,496
--------------------------------------------------
--------------------------------------------------
-----------
      Total expenses
1,013,321
--------------------------------------------------
--------------------------------------------------
-----------
Net investment income (loss)
847,572
--------------------------------------------------
--------------------------------------------------
-----------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS
--------------------------------------------------
--------------------------------------------------
-----------
Net realized gain (loss) on:
  Investment transactions
10,384,665
--------------------------------------------------
--------------------------------------------------
-----------
  Financial futures contracts
--
--------------------------------------------------
--------------------------------------------------
-----------
  Foreign currency transactions
--
--------------------------------------------------
--------------------------------------------------
-----------
  Options written
--
--------------------------------------------------
--------------------------------------------------
-----------
Total net realized gain (loss)
10,384,665
--------------------------------------------------
--------------------------------------------------
-----------
Net change in unrealized
appreciation/depreciation on:
  Investments
11,237,645
--------------------------------------------------
--------------------------------------------------
-----------
  Financial futures contracts
--
--------------------------------------------------
--------------------------------------------------
-----------
  Foreign currency transactions
--
--------------------------------------------------
--------------------------------------------------
-----------
  Options written
--
--------------------------------------------------
--------------------------------------------------
-----------
Net change in unrealized
appreciation/depreciation
11,237,645
--------------------------------------------------
--------------------------------------------------
-----------
Net gain (loss)
21,622,310
--------------------------------------------------
--------------------------------------------------
-----------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                     $
22,469,882
--------------------------------------------------
--------------------------------------------------
-----------

--------------------------------------------------
------------------------------
                See Notes to Financial Statements
beginning on page 46
                                     38

           INTERNATIONAL       INTERNATIONAL
TOTAL RETURN      INTERMEDIATE-TERM       MORTGAGE
BACKED
          EQUITY PORTFOLIO     BOND PORTFOLIO
BOND PORTFOLIO      BOND PORTFOLIO
SECURITIES PORTFOLIO
          $        656,640     $    2,465,375
$    3,125,856      $     5,247,889         $
5,310,118
                 6,372,612                 --
--                   --                     --
                  (918,206)                --
--                   --                     --
                 6,111,046          2,465,375
3,125,856            5,247,889
5,310,118
                 1,551,382            193,939
212,605              367,755
324,962
                   403,000            191,000
124,400              119,000
189,000
                    93,300             32,200
36,400               40,400                 49,700
                    35,000             25,000
18,000               18,000                 29,000
                    67,200             30,000
18,300               18,300                 31,000
                    25,200             15,200
15,200               15,200                 15,200
                     5,000             12,000
5,000                5,000                  5,000
                     4,250              4,250
4,250                4,250                  4,250
                     5,786             10,625
5,786                5,786                  5,786
                     3,887                900
814                1,411                  1,800
                     3,544              3,664
4,837                  999                  3,251
                 2,197,549            518,778
445,592              596,101
658,949
                 3,913,497          1,946,597
2,680,264            4,651,788
4,651,169
                12,088,732          1,247,895
(30,724)            (715,006)
271,285
                        --                 --
170,742              145,680
18,176
                  (273,753)        (1,376,360)
(206,259)             565,811
--
                        --                 --
38,957               56,559                 37,717
                11,814,979           (128,465)
(27,284)              53,044
327,178
                16,999,508             31,949
(121,548)            (228,099)
(1,124,991)
                        --                 --
(338,375)            (338,625)
--
                   (24,417)           (66,476)
166,706              172,531                     -
-
                        --                 --
--                   --                 19,899
                16,975,091            (34,527)
(293,217)            (394,193)
(1,105,092)
                28,790,070           (162,992)
(320,501)            (341,149)
(777,914)

          $     32,703,567     $    1,783,605
$    2,359,763      $     4,310,639         $
3,873,255

     U.S. GOVERNMENT MONEY
        MARKET PORTFOLIO
             $ 1,030,474
                     --
                     --
               1,030,474
                  47,830
                  62,000
                   7,400
                  18,300
                  12,100
                   6,200
                   5,000
                   4,250
                   5,786
                     378
                   1,269
                 170,513
                 859,961
                   2,578
                      --
                      --
                      --
                   2,578
                      --
                      --
                      --
                      --
                      --
                   2,578
             $   862,539

--------------------------------------------------
------------------------------
                See Notes to Financial Statements
beginning on page 46
                                        39

               THE TARGET PORTFOLIO TRUST
               Statements of Changes in Net
               Assets

SMALL

CAPITALIZATION
                                           LARGE
CAPITALIZATION                LARGE CAPITALIZATION
GROWTH

GROWTH PORTFOLIO                    VALUE
PORTFOLIO                PORTFOLIO
                                       -----------
-----------------        -------------------------
---        ------------

Year Ended
                                         Year
Ended December 31,             Year Ended December
31,           December 31,
                                       -----------
-----------------        -------------------------
---        ------------
                                           1996
1995                1996            1995
1996
INCREASE (DECREASE)
IN NET ASSETS
--------------------------------------------------
--------------------------------------------------
-----------------------
Operations
 Net investment income (loss)          $
390,116    $  1,438,204        $  4,829,796    $
4,478,126        $   (445,756)
--------------------------------------------------
--------------------------------------------------
-----------------------
 Net realized gain (loss) on
   investment and foreign currency
   transactions
11,243,006      19,526,858          11,707,935
6,876,322          16,882,644
--------------------------------------------------
--------------------------------------------------
-----------------------
 Net change in unrealized
   appreciation/
   depreciation of investments
27,653,840      15,296,515          20,366,798
33,534,250           6,803,397
--------------------------------------------------
--------------------------------------------------
-----------------------
 Net increase in net assets
   resulting from operations
39,286,962      36,261,577          36,904,529
44,888,698          23,240,285
--------------------------------------------------
--------------------------------------------------
-----------------------
Net equalization (debits)/credits                -
-          23,852                  --
137,234                  --
--------------------------------------------------
--------------------------------------------------
-----------------------
Dividends and Distributions
 Dividends from net investment
   income
(329,698)     (1,438,204)         (4,829,796)
(4,180,840)                 --
--------------------------------------------------
--------------------------------------------------
-----------------------
 Dividends in excess of net
   investment
   income                                        -
-        (172,473)           (435,227)
--                  --
--------------------------------------------------
--------------------------------------------------
-----------------------
 Distributions from net
   realized gains
(23,349,943)       (146,425)         (9,766,690)
(5,166,575)        (16,337,409)
--------------------------------------------------
--------------------------------------------------
-----------------------
 Distributions in excess of net
   realized gains                                -
-              --                  --
--                  --
--------------------------------------------------
--------------------------------------------------
-----------------------
Total distributions
(23,679,641)     (1,757,102)        (15,031,713)
(9,347,415)        (16,337,409)
--------------------------------------------------
--------------------------------------------------
-----------------------
Fund share transactions(a)
 Net proceeds from shares sold
63,352,161      56,432,734          67,051,579
54,585,252          52,292,568
--------------------------------------------------
--------------------------------------------------
-----------------------
 Net asset value of shares issued to
   shareholders in reinvestment of
   dividends and distributions
23,329,793       1,723,164          14,708,918
9,096,375          16,090,077
--------------------------------------------------
--------------------------------------------------
-----------------------
 Cost of shares reacquired
(61,584,086)    (54,679,344)        (63,523,667)
(53,982,606)        (49,348,968)
--------------------------------------------------
--------------------------------------------------
-----------------------
 Net increase/(decrease) in net
   assets from Fund share
   transactions
25,097,868       3,476,554          18,236,830
9,699,021          19,033,677
--------------------------------------------------
--------------------------------------------------
-----------------------
      Total increase/(decrease)
40,705,189      38,004,881          40,109,646
45,377,538          25,936,553
NET ASSETS
--------------------------------------------------
--------------------------------------------------
-----------------------
Beginning of year
180,077,240     142,072,359         187,596,203
142,218,665         121,532,722
--------------------------------------------------
--------------------------------------------------
-----------------------
End of year
$220,782,429    $180,077,240        $227,705,849
$187,596,203        $147,469,275
--------------------------------------------------
--------------------------------------------------
-----------------------



SMALL CAPITALIZATION

VALUE PORTFOLIO

----------------------------


Year Ended December 31,

----------------------------
                                          1995
1996            1995
INCREASE (DECREASE)
IN NET ASSETS
--------------------------------------------------
--------------------------------------------------
-----------------------
Operations
 Net investment income (loss)         $    131,644
$    847,572    $ 1,007,405
--------------------------------------------------
--------------------------------------------------
-----------------------

 Net realized gain (loss) on
   investment and foreign currency
   transactions                         15,587,518
10,384,665     (1,276,385)
--------------------------------------------------
--------------------------------------------------
-----------------------

 Net change in unrealized
   appreciation/
   depreciation of investments           7,737,858
11,237,645     15,684,311
--------------------------------------------------
--------------------------------------------------
-----------------------

 Net increase in net assets
   resulting from operations            23,457,020
22,469,882     15,415,331
--------------------------------------------------
--------------------------------------------------
-----------------------

Net equalization (debits)/credits            5,006
--         (6,129)
--------------------------------------------------
--------------------------------------------------
-----------------------

Dividends and Distributions
 Dividends from net investment
   income
(126,023)           (837,683)    (1,001,120)
--------------------------------------------------
--------------------------------------------------
-----------------------

 Dividends in excess of net
   investment
   income                                       --
--             --
--------------------------------------------------
--------------------------------------------------
-----------------------

 Distributions from net
   realized gains
(2,310,413)         (4,467,642)            --
--------------------------------------------------
--------------------------------------------------
-----------------------

 Distributions in excess of net
   realized gains                               --
--             --
--------------------------------------------------
--------------------------------------------------
-----------------------

Total distributions
(2,436,436)         (5,305,325)    (1,001,120)
--------------------------------------------------
--------------------------------------------------
-----------------------

Fund share transactions(a)
 Net proceeds from shares sold          43,301,027
44,712,582     33,516,882
--------------------------------------------------
--------------------------------------------------
-----------------------

 Net asset value of shares issued to
   shareholders in reinvestment of
   dividends and distributions           2,409,004
5,207,885        976,655
--------------------------------------------------
--------------------------------------------------
-----------------------

 Cost of shares reacquired
(41,665,163)        (38,007,600)   (35,469,754)
--------------------------------------------------
--------------------------------------------------
-----------------------

 Net increase/(decrease) in net
   assets from Fund share
   transactions                          4,044,868
11,912,867       (976,217)
--------------------------------------------------
--------------------------------------------------
-----------------------

      Total increase/(decrease)         25,070,458
29,077,424     13,431,865
NET ASSETS
--------------------------------------------------
--------------------------------------------------
-----------------------

Beginning of year                       96,462,264
97,594,479     84,162,614
--------------------------------------------------
--------------------------------------------------
-----------------------

End of year                           $121,532,722
$126,671,903    $97,594,479
--------------------------------------------------
--------------------------------------------------
-----------------------


(a) Fund share transactions are at $1 per share for the U.S. Government Money
    Market Portfolio.

--------------------------------------------------
------------------------------
                See Notes to Financial Statements
beginning on page 46
                                     40

              INTERNATIONAL
INTERNATIONAL
                 EQUITY
BOND                     TOTAL RETURN
INTERMEDIATE-TERM
                PORTFOLIO
PORTFOLIO                 BOND PORTFOLIO
BOND PORTFOLIO
       ---------------------------   -------------
--------------   -------------------------   -----
----------------------
         Year Ended December 31,       Year Ended
December 31,      Year Ended December 31,
Year Ended December 31,
       ---------------------------   -------------
--------------   -------------------------   -----
----------------------
           1996           1995          1996
1995           1996          1995           1996
1995
       $  3,913,497   $  2,424,043   $ 1,946,597
$ 1,640,903    $ 2,680,264   $ 2,302,300   $
4,651,788   $ 4,178,990
         11,814,979      5,756,251      (128,465)
1,246,953        (27,284)    2,690,163
53,044     3,510,267
         16,975,091     17,986,578       (34,527)
654,522       (293,217)    1,575,397
(394,193)    2,967,954
         32,703,567     26,166,872     1,783,605
3,542,378      2,359,763     6,567,860
4,310,639    10,657,211
                 --       (305,576)           --
--             --            --             --
--
         (3,405,100)    (1,548,526)     (812,023)
(1,640,903)    (2,614,993)   (2,138,946)
(4,651,788)   (4,081,709)
                 --             --            --
(21,207)            --            --
(47,210)           --
         (9,899,724)      (493,586)     (922,057)
(642,900)    (1,230,625)     (335,308)
(1,051,696)     (188,877)
                 --             --            --
--             --            --             --
--
        (13,304,824)    (2,042,112)   (1,734,080)
(2,305,010)    (3,845,618)   (2,474,254)
(5,750,694)   (4,270,586)
        354,553,935    140,908,056    18,342,835
20,469,941     20,202,045    23,640,083
44,780,207    29,966,150
         13,089,510      1,993,113     1,705,126
2,145,942      3,603,260     2,334,835
5,507,246     4,022,268
       (338,076,828)  (163,147,872)  (12,977,726)
(10,640,585)   (18,219,385)  (16,141,734)
(25,580,092)  (26,174,351)
         29,566,617    (20,246,703)    7,070,235
11,975,298      5,585,920     9,833,184
24,707,361     7,814,067
         48,965,360      3,572,481     7,119,760
13,212,666      4,100,065    13,926,790
23,267,306    14,200,692
        191,597,566    188,025,085    34,659,940
21,447,274     45,117,730    31,190,940
77,124,711    62,924,019
       $240,562,926   $191,597,566   $41,779,700
$34,659,940    $49,217,795   $45,117,730
$100,392,017   $77,124,711


U.S. GOVERNMENT
                          MORTGAGE BACKED
MONEY
                        SECURITIES PORTFOLIO
MARKET PORTFOLIO
                    --------------------------   -
--------------------------
                      Year Ended December 31,
Year Ended December 31,
                    --------------------------   -
--------------------------
                        1996           1995
1996           1995
                     $ 4,651,169   $ 4,423,653
$    859,961    $ 1,044,138
                         327,178     2,132,636
2,578            548
                      (1,105,092)    3,284,752
--             --
                       3,873,255     9,841,041
862,539      1,044,686
                              --            --
--             --
                      (4,503,951)   (4,423,653)
(862,539)     (1,044,686)
                              --      (196,430)
--             --
                              --            --
--             --
                              --            --
--             --
                      (4,503,951)   (4,620,083)
(862,539)    (1,044,686)
                      21,388,848    19,667,652
339,835,083    139,918,716
                       3,841,153     3,702,170
776,187        945,815
                     (20,491,299)  (20,802,368)
(332,068,470)  (143,448,009)
                       4,738,702     2,567,454
8,542,800     (2,583,478)
                       4,108,006     7,788,412
8,542,800     (2,583,478)
                      69,759,070    61,970,658
18,854,556     21,438,034
                     $73,867,076   $69,759,070
$ 27,397,356   $ 18,854,556

--------------------------------------------------
------------------------------
                See Notes to Financial Statements
beginning on page 46
                                        41

               THE TARGET PORTFOLIO TRUST
               Financial Highlights

LARGE

CAPITALIZATION

LARGE CAPITALIZATION
VALUE

GROWTH PORTFOLIO(e)
PORTFOLIO(e)
                                         ---------
--------------------------------------------------
----------       ------------

January 5,

1993(a)           Year Ended

Year Ended December 31,
Through          December 31,
                                         ---------
-----------------------------------------
December 31,       ------------
                                             1996
1995               1994               1993
1996
PER SHARE OPERATING
PERFORMANCE:
--------------------------------------------------
--------------------------------------------------
-----------------------------
Net asset value, beginning of period
$12.13              $9.74              $9.91
$10.00             $12.57
--------------------------------------------------
--------------------------------------------------
-----------------------------
Income from investment operations
Net investment income (loss)
 .02                .10                .10
 .07(c)             .31
--------------------------------------------------
--------------------------------------------------
-----------------------------
Net realized and unrealized gains
 (losses) on
 investment transactions
2.33               2.41               (.16)
(.12)              2.07
--------------------------------------------------
--------------------------------------------------
-----------------------------
      Total from investment
        operations
2.35               2.51               (.06)
(.05)              2.38
--------------------------------------------------
--------------------------------------------------
-----------------------------
Less distributions
Dividends from net investment
  income
(.02)              (.10)              (.10)
(.04)              (.31)
--------------------------------------------------
--------------------------------------------------
-----------------------------
Distributions in excess of net
 investment income                               -
-               (.01)              (.01)
--               (.03)
--------------------------------------------------
--------------------------------------------------
-----------------------------
Distributions from net realized gains
(1.49)              (.01)                --
--               (.64)
--------------------------------------------------
--------------------------------------------------
-----------------------------
Distributions in excess of net realized
 gains                                           -
-                 --                 --
--                 --
--------------------------------------------------
--------------------------------------------------
-----------------------------
      Total distributions
(1.51)              (.12)              (.11)
(.04)              (.98)
--------------------------------------------------
--------------------------------------------------
-----------------------------
Net asset value, end of period
$12.97             $12.13              $9.74
$9.91             $13.97
--------------------------------------------------
--------------------------------------------------
-----------------------------
TOTAL RETURN(d)
21.09%             25.76%               (.68)%
(.46)%           19.17%
--------------------------------------------------
--------------------------------------------------
-----------------------------
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------
--------------------------------------------------
-----------------------------
Net assets, end of period (000)
$220,782           $180,077           $142,072
$98,089           $227,706
--------------------------------------------------
--------------------------------------------------
-----------------------------
Average net assets (000)
$202,736           $162,982           $129,687
$48,033           $208,898
--------------------------------------------------
--------------------------------------------------
-----------------------------
Ratios to average net assets
 Expenses
 .82%               .78%               .81%
1.05%(b)(c)         .77%
--------------------------------------------------
--------------------------------------------------
-----------------------------
 Net investment income (loss)
 .19%               .88%              1.08%
 .84%(b)(c)        2.33%
--------------------------------------------------
--------------------------------------------------
-----------------------------
Portfolio turnover rate
65%               154%                24%
4%                22%
--------------------------------------------------
--------------------------------------------------
-----------------------------
Average commission rate per share          $
 .0572           $  .0578                N/A
N/A           $  .0509
--------------------------------------------------
--------------------------------------------------
-----------------------------



LARGE CAPITALIZATION

VALUE PORTFOLIO
                                        ----------
-----------------------------------------

January 5,

1993(a)

Through
                                            Year
Ended December 31,            December 31,
                                             1995
1994               1993
PER SHARE OPERATING
PERFORMANCE:
--------------------------------------------------
--------------------------------------------------
-----------------------------

Net asset value, beginning of period
$10.02             $10.11             $10.00
--------------------------------------------------
--------------------------------------------------
-----------------------------

Income from investment operations
Net investment income (loss)
 .33                .26                .21(c)
--------------------------------------------------
--------------------------------------------------
-----------------------------

Net realized and unrealized gains
 (losses) on
 investment transactions
2.89               (.04)               .02
--------------------------------------------------
--------------------------------------------------
-----------------------------

      Total from investment
        operations
3.22                .22                .23
--------------------------------------------------
--------------------------------------------------
-----------------------------

Less distributions
Dividends from net investment
  income
(.30)              (.25)              (.11)
--------------------------------------------------
--------------------------------------------------
-----------------------------

Distributions in excess of net
 investment income                               -
-                 --                 --
--------------------------------------------------
--------------------------------------------------
-----------------------------

Distributions from net realized gains
(.37)              (.06)              (.01)
--------------------------------------------------
--------------------------------------------------
-----------------------------

Distributions in excess of net realized
 gains                                           -
-                 --                 --
--------------------------------------------------
--------------------------------------------------
-----------------------------

      Total distributions
(.67)              (.31)              (.12)
--------------------------------------------------
--------------------------------------------------
-----------------------------

Net asset value, end of period
$12.57             $10.02             $10.11
--------------------------------------------------
--------------------------------------------------
-----------------------------

TOTAL RETURN(d)
32.08%               2.18%              2.29%
--------------------------------------------------
--------------------------------------------------
-----------------------------

RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------
--------------------------------------------------
-----------------------------

Net assets, end of period (000)
$187,596           $142,219            $96,074
--------------------------------------------------
--------------------------------------------------
-----------------------------

Average net assets (000)
$163,124           $128,865            $46,623
--------------------------------------------------
--------------------------------------------------
-----------------------------

Ratios to average net assets
 Expenses
 .76%               .81%              1.05%(b)(c)
--------------------------------------------------
--------------------------------------------------
-----------------------------

 Net investment income (loss)
2.83%              2.66%              2.12%(b)(c)
--------------------------------------------------
--------------------------------------------------
-----------------------------

Portfolio turnover rate
59%                 6%                 3%
--------------------------------------------------
--------------------------------------------------
-----------------------------

Average commission rate per share          $
 .0514                N/A                N/A
--------------------------------------------------
--------------------------------------------------
-----------------------------

 (a)  Commencement of investment operations.
 (b)  Annualized.
 (c)  Net of expense subsidies.

 (d)  Total return is calculated assuming a
purchase of shares on the first
      day and a sale on the last day of each
period reported and includes
      reinvestment of dividends and distributions.
Total return for periods of
      less than a full year are not annualized.
 (e)  Calculated based upon average shares
outstanding during the period.

--------------------------------------------------
------------------------------
                See Notes to Financial Statements
beginning on page 46
                                     42

                     SMALL CAPITALIZATION
SMALL CAPITALIZATION
                            GROWTH
VALUE
                           PORTFOLIO
PORTFOLIO(e)
--------------------------------------------------
-------------     --------------------------------
-------------------------------

January 5,
January 5,

1993(a)
1993(a)
           Year Ended December 31,
Through                   Year Ended December 31,
Through
----------------------------------------------
December 31,     ---------------------------------
-------------    December 31,
    1996          1995(e)         1994(e)
1993(e)            1996            1995
1994             1993
  $14.15          $11.59         $11.86
$10.00           $13.07          $11.07
$12.72         $10.00
    (.02)            .02            .01
 .01(c)             .11             .14
 .11           (.01)(c)
    2.63            2.84           (.27)
1.86             2.71            2.00
(1.49)          3.19
    2.61            2.86           (.26)
1.87             2.82            2.14
(1.38)          3.18
      --            (.02)          (.01)
(.01)           (.11)            (.14)
--             --
      --              --             --
--               --              --
--             --
   (1.83)           (.28)            --
--             (.56)             --
(.27)           (.46)
      --              --             --
--               --              --
--             --
   (1.83)           (.30)          (.01)
(.01)           (.67)            (.14)
(.27)           (.46)
  $14.93          $14.15         $11.59
$11.86           $15.22           $13.07
$11.07         $12.72
   18.88%          24.62%         (2.19)%
18.66%           21.75%           19.21%
(11.03)%        31.86%
  $147,469      $121,533        $96,462
$63,917         $126,672          $97,594
$84,163        $64,430
  $141,496      $107,649        $87,403
$29,313         $110,564          $88,085
$83,891        $29,039
       .89%          .85%           .93%
1.05(b)(c)        .92%         1.00%
 .93%          1.05%(b)(c)
      (.32)%         .12%           .10%
 .11(b)(c)        .77%         1.14%
 .88%          (.11)%(b)(c)
       108%          120%            97%
72%              60%          110%
97%            112%
  $  .0590      $  .0586            N/A
N/A         $  .0610      $  .0561
N/A             N/A


INTERNATIONAL
                                     EQUITY
PORTFOLIO
              ------------------------------------
---------------------------

January 5,

1993(a)
                         Year Ended December 31,
Through
              ------------------------------------
----------     December 31,
                  1996           1995(e)
1994(e)          1993(e)
                  $13.64           $11.95
$13.09           $10.00
                     .25              .17
 .06              .07
                    1.79             1.67
(.01)            3.16
                    2.04             1.84
 .05             3.23
                    (.22)            (.11)
(.01)            (.01)
                                       --
--               --
                    (.64)            (.04)
(1.07)            (.05)

(.11)            (.08)
                    (.86)            (.15)
(1.19)            (.14)
                  $14.82           $13.64
$11.95           $13.09
                   15.25%           15.38%
 .18%           32.38%
                $240,563         $191,598
$188,025         $127,121
                $221,626         $183,414
$179,614          $49,769
                     .99%            1.02%
1.07%            1.40%(b)
                    1.77%            1.32%
 .47%             .64%(b)
                      39%              76%
116%              65%
                $  .0240         $  .0250
N/A              N/A

--------------------------------------------------
------------------------------
                See Notes to Financial Statements
beginning on page 46
                                        43

               THE TARGET PORTFOLIO TRUST
               Financial Highlights

INTERNATIONAL                             TOTAL
RETURN

BOND                                     BOND

PORTFOLIO                                PORTFOLIO
                                          --------
----------------------------------------------
------------

May 17,

1994(a)             Year Ended
                                              Year
Ended December 31,                Through
December 31,
                                          --------
------------------------         December 31,
------------
                                              1996
1995                 1994                 1996
PER SHARE OPERATING
PERFORMANCE:
--------------------------------------------------
--------------------------------------------------
----------------
Net asset value, beginning of
period
$10.19               $9.57               $10.00
$10.62
--------------------------------------------------
--------------------------------------------------
----------------
Income from investment operations
Net investment income
 .51                 .57(c)               .27(c)
 .57
--------------------------------------------------
--------------------------------------------------
----------------
Net realized and unrealized gains
 (losses) on investment
 transactions
(.08)                .82                 (.19)
(.09)
--------------------------------------------------
--------------------------------------------------
----------------
      Total from investment
        operations
 .43                1.39                  .08
 .48
--------------------------------------------------
--------------------------------------------------
----------------
Less distributions
Dividends from net investment
  income
(.21)               (.57)                (.27)
(.56)
--------------------------------------------------
--------------------------------------------------
----------------
Distributions in excess of net
 investment income
--                  --                 (.24)
--
--------------------------------------------------
--------------------------------------------------
----------------
Distributions from net realized
 gains
(.24)               (.20)                  --
(.26)
--------------------------------------------------
--------------------------------------------------
----------------
Distributions in excess of net
 realized gains
--                  --                   --
--
--------------------------------------------------
--------------------------------------------------
----------------
      Total distributions
(.45)               (.77)                (.51)
(.82)
--------------------------------------------------
--------------------------------------------------
----------------
Net asset value, end of period
$10.17              $10.19                $9.57
$10.28
--------------------------------------------------
--------------------------------------------------
----------------
TOTAL RETURN(d)
4.45%              14.66%                 .71%
5.02%
--------------------------------------------------
--------------------------------------------------
----------------
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------
--------------------------------------------------
----------------
Net assets, end of period (000)
$41,780             $34,660              $21,447
$49,218
--------------------------------------------------
--------------------------------------------------
----------------
Average net assets (000)
$38,788             $29,510              $15,366
$47,246
--------------------------------------------------
--------------------------------------------------
----------------
Ratios to average net assets
 Expenses
1.34%               1.00%(c)
1.00%(b)(c)           .94%
--------------------------------------------------
--------------------------------------------------
----------------
 Net investment income
5.02%               5.56%(c)
4.84%(b)(c)          5.67%
--------------------------------------------------
--------------------------------------------------
----------------
Portfolio turnover rate
226%                456%                 361%
340%
--------------------------------------------------
--------------------------------------------------
----------------



TOTAL RETURN
                                             BOND
PORTFOLIO
                                     -------------
--------------------------------

January 5,

1993(a)

Through
                                       Year Ended
December 31,        December 31,
                                        1995
1994              1993
PER SHARE OPERATING
PERFORMANCE:
--------------------------------------------------
--------------------------------------------------
----------------
Net asset value, beginning of
period                                   $9.48
$10.28             $10.00
--------------------------------------------------
--------------------------------------------------
----------------
Income from investment operations
Net investment income                      .62(c)
 .47(c)             .44(c)
--------------------------------------------------
--------------------------------------------------
----------------
Net realized and unrealized gains
 (losses) on investment
 transactions                             1.18
(.82)               .56
--------------------------------------------------
--------------------------------------------------
----------------
      Total from investment
        operations                        1.80
(.35)              1.00
--------------------------------------------------
--------------------------------------------------
----------------
Less distributions
Dividends from net investment
  income                                  (.58)
(.45)              (.44)
--------------------------------------------------
--------------------------------------------------
----------------
Distributions in excess of net
 investment income                          --
--               (.02)
--------------------------------------------------
--------------------------------------------------
----------------
Distributions from net realized
 gains                                    (.08)
--               (.19)
--------------------------------------------------
--------------------------------------------------
----------------
Distributions in excess of net
 realized gains                             --
--               (.07)
--------------------------------------------------
--------------------------------------------------
----------------
      Total distributions                 (.66)
(.45)              (.72)
--------------------------------------------------
--------------------------------------------------
----------------
Net asset value, end of period          $10.62
$9.48             $10.28
--------------------------------------------------
--------------------------------------------------
----------------
TOTAL RETURN(d)                          19.63%
(3.54)%            10.18%
--------------------------------------------------
--------------------------------------------------
----------------
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------
--------------------------------------------------
----------------
Net assets, end of period (000)        $45,118
$31,191            $25,917
--------------------------------------------------
--------------------------------------------------
----------------
Average net assets (000)               $37,023
$31,141            $12,594
--------------------------------------------------
--------------------------------------------------
----------------
Ratios to average net assets
 Expenses                                  .85%(c)
 .85%(c)            .85%
--------------------------------------------------
--------------------------------------------------
----------------
 Net investment income                    6.21%(c)
4.90%(c)           3.87%
--------------------------------------------------
--------------------------------------------------
----------------
Portfolio turnover rate                    141%
121%               171%
--------------------------------------------------
--------------------------------------------------
----------------

 (a)  Commencement of investment operations.
 (b)  Annualized.
 (c)  Net of expense subsidies.
 (d)  Total return is calculated assuming a
purchase of shares on the first
      day and a sale on the last day of each
period reported and includes
      reinvestment of dividends and distributions.
Total return for periods of
      less than a full year are not annualized.

--------------------------------------------------
------------------------------
                See Notes to Financial Statements
beginning on page 46
                                     44

                       INTERMEDIATE-TERM
MORTGAGE BACKED
                        BOND PORTFOLIO
SECURITIES PORTFOLIO
--------------------------------------------------
-------------     --------------------------------
-------------------------------

January 5,
January 5,

1993(a)
1993(a)
         Year Ended December 31,
Through                   Year Ended December 31,
Through
----------------------------------------------
December 31,     ---------------------------------
-------------   December 31,
  1996             1995            1994
1993           1996             1995
1994            1993
   $10.51           $9.56          $10.26
$10.00           $10.31           $9.51
$10.18         $10.00
      .59             .63             .49
 .46(c)           .65             .68(c)
 .61(c)         .57(c)
     (.07)            .94            (.71)
 .46             (.12)            .83
(.66)           .28
      .52            1.57            (.22)
 .92              .53            1.51
(.05)           .85
     (.59)           (.60)           (.48)
(.45)            (.63)           (.68)
(.61)          (.57)
       --              --              --
--               --            (.03)
(.01)          (.02)
     (.14)           (.02)             --
(.18)              --              --
--           (.08)
       --              --              --
(.03)              --              --
--             --
     (.73)           (.62)           (.48)
(.66)            (.63)           (.71)
(.62)          (.67)
   $10.30          $10.51           $9.56
$10.26           $10.21          $10.31
$9.51         $10.18
     5.22%          16.87%          (2.23)%
9.33%            5.56%         16.18%
(.51)%         8.56%
 $100,392         $77,125         $62,924
$60,651          $73,867        $69,759
$61,971         $60,100
  $81,723         $68,628         $69,602
$32,441          $72,214        $65,149
$66,276         $29,710
      .73%            .79%            .80%
 .85%(b)(c)       .91%           .85%(c)
 .85%(c)         .85%(b)(c)
     5.69%           6.09%           5.06%
4.27%(b)(c)      6.44%          6.79%(c)
6.19%(c)        5.30%(b)(c)
      311%             93%             77%
129%            102%            154%
380%            134%

                                        U.S.
GOVERNMENT
                                             MONEY
                                       MARKET
PORTFOLIO
              ------------------------------------
-------------------------------

January 5,

1993(a)
                          Year Ended December 31,
Through
              ------------------------------------
------------      December 31,
                  1996             1995
1994               1993
                   $1.00            $1.00
$1.00             $1.00
                    .045             .051(c)
 .037(c)           .025(c)
                      --               --
--                --
                    .045             .051
 .037              .025
                   (.045)           (.051)
(.037)            (.025)
                      --               --
--                --
                      --               --
--                --
                      --               --
--                --
                   (.045)           (.051)
(.037)            (.025)
                   $1.00            $1.00
$1.00             $1.00
                    4.53%            5.25%
3.79%             2.56%
                 $27,397          $18,855
$21,438            $2,997
                 $19,132          $20,173
$15,048            $1,407
                     .89%             .75%(c)
 .50%(c)           .50%(b)(c)
                    4.49%            5.18%(c)
4.03%(c)          2.51%(b)(c)
                      --               --
--                --

--------------------------------------------------
------------------------------
                See Notes to Financial Statements
beginning on page 46
                                        45

               THE TARGET PORTFOLIO TRUST
               Notes to Financial Statements

           The Target Portfolio Trust (the
``Fund'') is an open-end management
           investment company. The Fund was
established as a Delaware business
           trust on July 29, 1992 and consists of
ten separate portfolios (the
           ``Portfolio'' or ``Portfolios''): Large
Capitalization Growth
           Portfolio, Large
CapiTtalization Value Portfolio, Small
Capitalization Growth Portfolio, Small
Capitalization Value Portfolio, International
Equity Portfolio, International
Bond Portfolio, Total Return Bond Portfolio,
Intermediate-Term Bond Portfolio,
Mortgage Backed Securities Portfolio and U.S.
Government Money Market Portfolio.
All the Portfolios are diversified as defined under the Investment Company Act of 1940 except for the International Bond
Portfolio. Investment operations
commenced on January 5, 1993 with the exception of the International Bond
Portfolio which commenced on May 17, 1994.

      The Portfolios' investment objectives are as follows: Large Capitalization
Growth Portfolio--long-term capital appreciation through investment primarily in common stocks that, in the investment adviser's opinion, are characterized by a growth of earnings faster than that of the S&P
500; Large Capitalization Value
Portfolio--total return of capital appreciation and dividend income through investment primarily in common stocks that, in the adviser's opinion, have above average price appreciation potential; Small
Capitalization Growth
Portfolio--maximum capital appreciation through investment primarily in common stocks of ``emerging growth'' companies; Small
Capitalization Value
Portfolio--above average capital appreciation through investment in common stocks that, in the adviser's opinion, are undervalued or overlooked in the marketplace; International Equity Portfolio-- capital appreciation through investment primarily in common stocks of companies domiciled outside the United
States; International Bond Portfolio--high total return through investment primarily in high quality foreign debt securities denominated primarily in foreign currencies; Total Return Bond Portfolio-- total return of current income and capital appreciation through investment primarily in fixed-income securities of varying maturities with a dollar-weighted average portfolio maturity of more than four years but not more than fifteen years;
Intermediate-Term Bond
Portfolio--current income and reasonable stability of principal through investment primarily in high quality fixed-income securities of varying maturities with a dollar-weighted average portfolio maturity of more than three years but not more than ten years; Mortgage Backed
Securities Portfolio--high
current income primarily and capital appreciation secondarily each consistent with the protection of capital through investment primarily in mortgage related securities; U.S. Government Money Market Portfolio-
-maximum current income
consistent with maintenance of liquidity and preservation of principal through investment exclusively in short-term securities issued or guaranteed by the U.S.
Government, its agencies or instrumentalities.

      The ability of issuers of debt securities
(other than those issued or
guaranteed by the U.S. Government) held by the
Portfolios to meet their
obligations may be affected by economic or
political developments in a specific
industry, region or country.
--------------------------------------------------
--------
Note 1. Accounting Policies

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      Securities Valuations: Securities, including options, futures contracts and options thereon, for which the primary market is on a national securities exchange, commodities exchange or board of trade are valued at the last sale price on such exchange or board of trade on the date of valuation or, if there was no sale on such day, at the average of readily available closing bid and asked prices on such day.

      Securities, including options, that are
actively traded in the
over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the average of the most recently quoted bid and asked prices provided by a principal market maker or dealer.

      U.S. Government securities for which market quotations are available are valued at a price provided by an independent broker/dealer or pricing service.

      Quotations of foreign securities in a
foreign currency are converted to
U.S. dollar equivalents at the current rate obtained from a recognized bank or dealer.

      Securities for which market quotations are not available, are valued in good faith under procedures adopted by the Trustees.

      Securities held by the U.S. Government Money
Market Portfolio are valued
at amortized cost, which approximates market value. Short-term securities held by the other portfolios which mature in 60 days or less are valued at amortized cost which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities held by the other portfolios which mature in more than 60 days are valued at current market quotations.

      In connection with transactions in
repurchase agreements, it is the Fund's
policy that its custodian take possession of the
underlying collateral
securities, the value of which exceeds the
principal amount of the repurchase
transaction, including accrued interest. If the
seller defaults, and the value
of the collateral declines or, if bankruptcy
proceedings are
--------------------------------------------------
------------------------------
                                             46
commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

      All securities (except those of the U.S.
Government Money Market
Portfolio) are valued as of 4:15 P.M., New York time. The U.S. Government Money
Market Portfolio calculates net asset value as of 4:30 P.M., New York time.

      Securities Transactions and Net Investment
Income: Securities transactions
are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis.
Dividend income is recorded on the
ex-dividend date and interest income is recorded on the accrual basis. The Fund amortizes premiums and discounts paid on purchases of portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The cost of portfolio securities for federal income tax purposes is substantially the same as for financial reporting purposes.

      Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the ``initial margin.'' Subsequent payments, known as ``variation margin,'' are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

      The Portfolio invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing interest rates.
Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.
The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The International Equity Portfolio,
International Bond Portfolio,
Intermediate-Term Bond Portfolio, Mortgage-Backed
Securities Portfolio and Total
Return Bond Portfolio are the only portfolios that may invest in financial futures contracts.

      Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S.
dollars on the following basis:

      (i) market value of investment securities, other assets and liabilities--at the closing rates of exchange.

      (ii) purchases and sales of investment
securities, income and expenses--at
the rate of exchange prevailing on the respective dates of such transactions.

      Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the fiscal period, the
Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising froms changes in the market prices of securities held at the end of the fiscal period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period.
Accordingly, these realized foreign currency gains
(losses) are included in the
reported net realized gains (losses) on investment transactions.

      Net realized gains (losses) on foreign
currency transactions represent net
foreign exchange gains (losses) from sales and maturities of short-term securities, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation/depreciation on investments and foreign currencies.

      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

      Forward Currency Contracts: The
International Equity Portfolio,
International Bond Portfolio, Intermediate-Term
Bond Portfolio and Total Return
Bond Portfolio may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The
Portfolio enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments.
Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counter parties to meet the terms of their contracts.

      Options: The International Equity Portfolio,
the International Bond
Portfolio, the Intermediate-Term Bond Portfolio,
the Total Return Bond Portfolio
and the Mortgage-Backed Securities Portfolio may
either purchase or write
options in order to hedge against adverse market
movements or fluctuations in
value caused by changes in prevailing interest
rates or foreign currency
exchange rates with respect to securities or
currencies which the Portfolio
currently owns or intends to purchase. When the
Portfolio purchases an option,
it pays a premium and an amount equal to that
premium is recorded as an
investment. When the Portfolio writes an option,
it receives a premium and an
amount equal to that premium is recorded as a
liability. The investment or
liability is adjusted daily to reflect the current
market value of the option.
If an option expires unexercised, the Fund
realizes a gain or loss to the extent
of the premium received or paid. If an option is
exercised, the premium received
or paid is an adjustment to the proceeds
--------------------------------------------------
------------------------------
                                             47
from the sale or the cost basis of the purchase in determining whether the
Portfolio has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain (loss) on investment transactions. Gain or loss on written options is presented separately as net realized gain (loss) on written option transactions.

      The Portfolio, as writer of an option, has no control over whether the underlying securities or currencies may be sold
(called) or purchased (put). As
a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. The Portfolio, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

      Equalization: Effective January 1, 1996, the
Portfolios discontinued the
accounting practice known as equalization by which a portion of the proceeds from sales and costs of reacquisitions of Portfolio shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income.
The following balances of undistributed net investment income at December 31,
1995, resulting from equalization, were
transferred to paid-in capital in excess of par.

Portfolio
Amount
-----------------------------------------   ------
----
Large Capitalization Growth Portfolio       $
682,397
Large Capitalization Value Portfolio
1,690,441
Small Capitalization Growth Portfolio
91,762
Small Capitalization Value Portfolio
25,342
International Equity Portfolio
1,094,130

      Such reclassifications have no effect on net assets, results of operations, or net asset value per share.

      Reclassification of Capital Accounts: The
Fund accounts for and reports
distributions to shareholders in accordance with AICPA Statement of Position
93-2: Determination, Disclosure, and Financial
Statement Presentation of Income,
Capital Gain, and Return of Capital Distributions by Investment Companies. The effect of applying this Statement of Position, on the International Equity
Portfolio, International Bond Portfolio, Total
Return Bond Portfolio and
Intermediate-Term Bond Portfolio was to reclassify
$(302,524), $(971,362),
$(50,758) and $(141,496), respectively, of net
foreign currency losses to
undistributed net investment income from accumulated net realized gains
(losses). In addition, the Large Capitalization
Growth Portfolio and Total
Return Bond Portfolio reclassified $227,589 and
$47,955, respectively of
overdistributed income to paid-in capital in excess of par from overdistributed net investment income. Lastly, the Small
Capitalization Growth Portfolio
reclassified $439,497 of net operating losses to paid-in capital in excess of par from overdistributed net investment income.
Current year net investment
income, net realized gains (losses) and net assets were not affected by this statement.

      Dividends and Distributions: The
International Bond Portfolio, Total
Return Bond Portfolio, Intermediate-Term Bond
Portfolio and Mortgage Backed
Securities Portfolio declare dividends of their net investment income daily and pay such dividends monthly. The U.S. Government
Money Market Portfolio declares
net investment income and any net capital gain
(loss) daily and pays such
dividends monthly. Each other Portfolio declares and pays a dividend of its net investment income, if any, at least annually. Each
Portfolio except for the U.S.
Government Money Market Portfolio declares and pays its net capital gains, if any, at least annually.

      Income distributions and capital gain
distributions are determined in
accordance with income tax regulations which may differ from generally accepted accounting principles.

      Taxes: For federal income tax purposes, each portfolio in the Fund is treated as a separate taxpaying entity. It is the intent of each portfolio to continue to meet the requirements of the Internal
Revenue Code applicable to
regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore, no federal income tax provision is required.

      Withholding taxes on foreign interest and dividends have been provided for in accordance with the Portfolios' understanding of the applicable country's tax rules and rates.

      Deferred Organizational Expenses: A total of
$279,000 was incurred in
connection with the organization of the Fund.
These costs have been deferred and
are being amortized ratably over a period of sixty
months from the date the
Portfolio commenced investment operations.
--------------------------------------------------
--------
Note 2. Agreements

      The Fund has a management agreement with Prudential Mutual Fund Management
LLC (``PMF'') pursuant to which PMF manages the investment operations of the
Fund, administers the Fund's affairs and is responsible for the selection, subject to review and approval of the Trustees, of the advisers. PMF supervises the advisers' performance of advisory services and makes recommendations to the
Trustees as to whether the advisers' contracts should be renewed, modified or terminated. PMF pays for the costs pursuant to the advisory agreements, the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses.

      PMF has subadvisory agreements with the
advisers noted below pursuant to
which each adviser furnishes investment advisory
services in connection with the
management of the Portfolios. Each of the two
Advisers of the domestic equity
Portfolios--the Large Capitalization Growth
Portfolio, Large Capitalization
Value Portfolio, Small Capitalization Growth
Portfolio and Small Capitalization
Value Portfolio--manages approximately 50% of the
assets of the respective
Portfolio. In general, in order to maintain an
approximately equal division of
assets between the two Advisers, all daily cash
inflows (i.e., subscriptions and
reinvested distributions) and outflows (i.e.,
redemptions and expenses items)
will be divided between the two Advisers as PMF
deems it appropriate. In
addition, there will be a periodic rebalancing of
each Portfolio's assets to
take account of market fluctuations in order to
maintain the approximately equal
allocation. As a consequence, each Portfolio will
allocate assets from the
better performing of the two Advisers to the
other.
--------------------------------------------------
------------------------------
                                             48

Portfolio                            Adviser
-----------------   ------------------------------
------------
Large
  Capitalization
  Growth.........   Oak Associates and
                    Columbus Circle Investors
Large
  Capitalization
  Value..........   INVESCO MIM Inc. and
                    Hotchkis and Willey
Small
  Capitalization
  Growth.........   Nicholas-Applegate Capital
Management and
                    Investment Advisors, Inc.
Small
  Capitalization
  Value..........   Wood, Struthers & Winthrop and
                    Lazard Freres Asset Management
International
  Equity.........   Lazard Freres Asset Management
International
  Bond...........   Fiduciary International, Inc.
Total Return Bond
  and
Intermediate-Term
  Bond...........   Pacific Investment Management
Co.
Mortgage Backed
  Securities and
  U.S. Government
  Money Market...   Wellington Management Co.

      The management fee paid PMF is computed
daily and payable monthly, at an
annual rate of the average daily net assets of the Portfolios specified below and PMF, in turn, pays each adviser a fee for its services.

                                Total
Portfolio                   Management Fee
Adviser Fee
-------------------------   --------------    ----
-------
Large Capitalization
  Growth.................         .60%
 .30%
Large Capitalization
  Value..................         .60%
 .30%
Small Capitalization
  Growth.................         .60%
 .30%
Small Capitalization
  Value..................         .60%
 .30%
International Equity.....         .70%
 .40%
International Bond.......         .50%
 .30%
Total Return Bond........         .45%
 .25%
Intermediate-Term Bond...         .45%
 .25%
Mortgage Backed
  Securities.............         .45%
 .25%
U.S. Government Money
  Market.................         .25%
 .125%

      The Fund has entered into a distribution agreement with Prudential
Securities Incorporated (``PSI'') for distribution of the Fund's shares. PSI serves the Fund without compensation.

      PMF and PSI are indirect, wholly-owned
subsidiaries of The Prudential
Insurance Company of America.
--------------------------------------------------
--------
Note 3. Other Transactions
with Affiliates

      Prudential Mutual Fund Services LLC
(``PMFS''), a wholly-owned subsidiary
of PMF, serves as the Fund's transfer agent. The following amounts represent the fees PMFS charged for the year ended December 31, 1996 as well as the fees due
PMFS as of December 31, 1996.

                           Amount incurred
                               for the
                                 year
Amount Due
                                ended
as of
                             December 31,
December 31,
Portfolio                        1996
1996
-------------------------  ----------------   ----
---------
Large Capitalization
  Growth.................      $ 93,300          $
8,600
Large Capitalization
  Value..................        93,300
8,600
Small Capitalization
  Growth.................        93,100
8,600
Small Capitalization
  Value..................        88,300
8,200
International Equity.....        93,300
8,600
International Bond.......        32,200
3,100
Total Return Bond........        36,400
3,300
Intermediate-Term Bond...        40,400
3,800
Mortgage Backed
  Securities.............        49,700
4,500
U.S. Government Money
  Market.................         7,400
700

      For the year ended December 31, 1996, PSI
earned approximately $1,200 and
$5,900 in brokerage commissions on behalf of
certain portfolio transactions
executed with the Large Capitalization Growth
Portfolio and Large Capitalization
Value Portfolio, respectively.
--------------------------------------------------
--------
Note 4. Portfolio Securities

      Purchases and sales of portfolio securities, excluding short-term investments and written options, for the year ended December 31, 1996 were as follows:

Portfolio                       Purchases
Sales
-----------------------------  ------------   ----
--------
Large Capitalization
  Growth.....................  $134,645,456
$127,086,409
Large Capitalization Value...    50,869,036
43,548,514
Small Capitalization
  Growth.....................   148,511,086
144,104,461
Small Capitalization Value...    69,546,350
64,779,045
International Equity.........   102,446,314
80,921,596
International Bond...........    83,398,854
74,144,918
Total Return Bond............   167,864,286
169,996,627
Intermediate-Term Bond.......   247,349,401
236,129,643
Mortgage Backed Securities...    78,650,256
71,993,367

      The federal income tax basis and unrealized appreciation/ depreciation of each of the Portfolios' investments, excluding written options as of December 31, 1996, were as follows:

                                     Net
                                 Unrealized
                                Appreciation
Gross Unrealized
Portfolio           Basis       (Depreciation)
Appreciation    Depreciation
---------------  ------------   -------------   --
----------   --------------
Large
 Capitalization
  Growth.......  $173,131,254    $47,241,081    $
52,148,606     $4,907,525
Large
 Capitalization
  Value........   173,048,592     53,684,411
59,549,452      5,865,041
Small
 Capitalization
  Growth.......   116,668,107     27,870,724
34,293,241      6,422,517
Small
 Capitalization
  Value........   104,449,585     20,956,271
22,976,898      2,020,627
International
  Equity.......   206,680,959     35,955,731
42,612,257      6,656,526
International
  Bond.........    39,970,371        808,839
1,030,199        221,360
Total Return
  Bond.........    54,078,662        408,873
541,350        132,477
Intermediate-Term
  Bond.........   115,332,914        313,899
582,209        268,310
Mortgage Backed
  Securities...    72,416,518        965,456
1,111,388        145,932

--------------------------------------------------
------------------------------
                                             49

      For federal income tax purposes, the
Mortgage Backed Securities Portfolio
had a capital loss carryforward as of December 31, 1996. Accordingly, no capital gain distributions are expected to be paid to shareholders of the Mortgage
Backed Securities Portfolio until future net gains have been realized in excess of such carryforward. In addition, certain portfolios have either partially or fully utilized prior year capital losses and/or are electing to treat net currency losses incurred in the two month period ended December 31, 1996 as having been incurred in the following year.


Utilization     Net Losses

of           in two

Prior Year    months ended
                  Capital Loss    Expiration
Capital Loss   December 31,
Portfolio         Carryforward       Year
Carryforward       1996
----------------  -------------   -----------   --
----------   ------------
Small
  Capitalization
  Value
  Portfolio.....            --          --      $
3,493,800            --
International
  Equity
  Portfolio                 --          --
--       $39,900
International
  Bond
  Portfolio.....            --          --
--       306,300
Total Return
  Bond Portfolio            --          --
--       349,000
Intermediate-Term
  Bond Portfolio            --          --
--       138,200
Mortgage Backed
  Securities
  Portfolio.....   $ 1,277,400        2002
262,500            --

      At December 31, 1996, the Total Return and
Intermediate-Term Bond
Portfolios bought 166 and 300 financial futures contracts, respectively, on U.S.
Treasury Bonds expiring in September 1996.

      The unrealized appreciation on such
contracts as of December 31, 1996 were
as follows:

                                        Value on
Unrealized
                         Value at     December 31,
Appreciation
Portfolio               Disposition       1996
(Depreciation)
----------------------  -----------   ------------
--------------
Total Return Bond.....  $18,401,750   $18,210,750
$ (191,000)
Intermediate-Term
  Bond................   32,523,750    32,343,250
(180,500)

      At December 31, 1996, the International Bond
Portfolio had outstanding
forward currency contracts, both to purchase and sell foreign currencies, as follows:

                         Value at
Foreign Currency      Settlement Date      Current
Appreciation
Purchase Contracts        Payable           Value
(Depreciation)
-------------------   ---------------    ---------
--    --------------
Australian Dollars,
  expiring
  1/17/97..........     $   141,764      $
143,038      $    1,274
British Pounds,
  expiring
  5/8/97...........         241,632
245,876           4,244
Canadian Dollars,
  expiring
  1/21/97..........       1,512,029
1,502,168          (9,861)
Deutschemarks,
  expiring
  2/21/97..........       7,669,822
7,493,329        (176,493)
French Francs,
  expiring
  1/17/97..........       2,480,921
2,480,554            (367)
Japanese Yen,
  expiring
  1/9/97...........       3,470,296
3,383,673         (86,623)
Spanish Pesetas,
  expiring
  1/13/97..........         926,698
928,748           2,050
Swedish Krona,
  expiring
  2/12/97..........       2,354,085
2,328,109         (25,976)
                      ---------------    ---------
--    --------------
                        $18,797,247
$18,505,495      $ (291,752)
                      ---------------    ---------
--    --------------
                      ---------------    ---------
--    --------------

                         Value at
Foreign Currency      Settlement Date      Current
Appreciation
Sale Contracts          Receivable          Value
(Depreciation)
-------------------   ---------------    ---------
--    --------------
British Pounds,
  expiring
  5/8/97...........     $ 4,338,641      $
4,487,230      $ (148,589)
Danish Kroner,
  expiring
  2/13/97..........          41,667
41,005             662
Deutschemarks,
  expiring
  2/21/97..........       2,371,287
2,353,491          17,796

                         Value at
Foreign Currency      Settlement Date      Current
Appreciation
Sale Contracts          Receivable          Value
(Depreciation)
-------------------   ---------------    ---------
--    --------------
French Francs,
  expiring
  1/17/97..........     $ 4,668,016      $
4,598,240      $   69,776
Irish Punts,
  expiring
  1/10/97..........       1,980,748
2,031,728         (50,980)
Italian Lira,
  expiring
  1/21/97..........       3,805,590
3,828,345         (22,755)
Japanese Yen,
  expiring
  1/9/97...........       2,077,504
2,060,929          16,575
Netherlands
  Guilder,
  expiring
  1/21/97..........         469,400
471,569          (2,169)
Spanish Pesetas,
  expiring
  1/13/97..........         227,481
223,338           4,143
Swedish Krona,
  expiring
  2/12/97..........         843,707
818,375          25,332
                      ---------------    ---------
--    --------------
                        $20,824,041
$20,914,250      $  (90,209)
                      ---------------    ---------
--    --------------
                      ---------------    ---------
--    --------------

      At December 31, 1996, the Total Return Bond
Portfolio had outstanding
forward currency contracts, both to purchase and sell foreign currencies, as follows:

                          Value at
Foreign Currency       Settlement Date     Current
Purchase Contracts         Payable          Value
Depreciation
--------------------   ---------------    --------
--    --------------
Deutschemarks,
  expiring 1/16/97 -
  3/26/97...........     $ 6,063,970
$5,791,521      $ (272,449)
                       ---------------    --------
--    --------------
                       ---------------    --------
--    --------------

                          Value at
Foreign Currency       Settlement Date     Current
Sale Contracts           Receivable         Value
Appreciation
--------------------   ---------------    --------
--    --------------
Canadian Dollars,
  expiring 3/26/97 -
  9/5/97............     $ 2,280,226
$2,255,424      $   24,802
Deutschemarks,
  expiring 1/16/97 -
  3/26/97...........       6,168,787
5,791,522         377,265
                       ---------------    --------
--    --------------
                         $ 8,449,013
$8,046,946      $  402,067
                       ---------------    --------
--    --------------
                       ---------------    --------
--    --------------

      At December 31, 1996, the Intermediate-Term
Bond Portfolio had outstanding
forward currency contracts, both to purchase and sell foreign currencies, as follows:

                           Value at
Foreign Currency        Settlement Date
Current
Purchase Contracts          Payable          Value
Depreciation
---------------------   ---------------    -------
---    ------------
Deutschemarks,
  expiring 3/26/97...     $ 6,877,265
$6,568,391     $ (308,874)
                        ---------------    -------
---    ------------
                        ---------------    -------
---    ------------

                           Value at
Foreign Currency        Settlement Date
Current
Sale Contracts            Receivable         Value
Appreciation
---------------------   ---------------    -------
---    ------------
Canadian Dollars,
  expiring 3/26/97 -
  9/5/97.............     $ 2,973,578
$2,949,542     $   24,036
Deutschemarks,
  expiring 3/26/97...       6,950,933
6,568,391        382,542
                        ---------------    -------
---    ------------
                          $ 9,924,511
$9,517,933     $  406,578
                        ---------------    -------
---    ------------
                        ---------------    -------
---    ------------

      Transactions in options written during the year ended December 31, 1996, were as follows:

                                         Number of
                                         Contracts
Premiums
Total Return Bond Portfolio                (000)
Received
--------------------------------------   ---------
--------
Options outstanding at December 31,
  1995................................         --
--
Options written.......................      1,569
$55,062
Options terminated in closing purchase
  transactions........................        (11)
(4,582 )
Options exercised.....................        (35)
(15,874 )
Options expired.......................     (1,523)
(34,606 )
                                         ---------
--------
Options outstanding at December 31,
  1996................................         --
$    --
                                         ---------
--------
                                         ---------
--------

--------------------------------------------------
------------------------------
                                             50

      Transactions in options written during the year ended December 31, 1996, were as follows:

                                         Number of
                                         Contracts
Premiums
Intermediate-Term Bond Portfolio           (000)
Received
--------------------------------------   ---------
--------
Options outstanding at December 31,
  1995................................         --
$    --
Options written.......................         96
72,947
Options terminated in closing purchase
  transactions........................        (19)
(7,913 )
Options exercised.....................        (37)
(15,989 )
Options expired.......................        (40)
(49,045 )
                                         ---------
--------
Options outstanding at December 31,
  1996................................         --
$    --
                                         ---------
--------
                                         ---------
--------

                                         Number of
Premiums
Mortgage Backed Securities Portfolio     Contracts
Received
--------------------------------------   ---------
--------
Options outstanding at December 31,
  1995................................     40,000
$14,595
Options written.......................        200
93,289
Options terminated in closing purchase
  transactions........................    (40,150)
(83,390 )
                                         ---------
--------
Options outstanding at December 31,
  1996................................         50
$24,494
                                         ---------
--------
                                         ---------
--------

--------------------------------------------------
------------------------------
Note 5. Capital

      The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value per share. Of the shares outstanding at December 31,
1996, PMF owned 1,125 shares of each portfolio, except for the International
Bond Portfolio, of which it owns 237,179 shares.

      Transactions in shares of beneficial
interest during the year ended
December 31, 1996 were as follows:


Shares

Issued in

Reinvestment                          Increase/

of Dividends                         (Decrease)

Shares               and              Shares
in Shares
Portfolio
Sold            Distributions      Reacquired
Outstanding
--------------------------------------      ------
-------       ------------       -----------
-----------
Large Capitalization Growth
  Portfolio...........................
5,104,185          1,992,947         (4,916,826)
2,180,306
Large Capitalization Value
  Portfolio...........................
4,977,765          1,077,960         (4,680,804)
1,374,921
Small Capitalization Growth
  Portfolio...........................
3,362,005          1,099,203         (3,168,065)
1,293,143
Small Capitalization Value
  Portfolio...........................
3,200,088            356,460         (2,704,301)
852,247
International Equity Portfolio........
24,759,385            913,832        (23,486,609)
2,186,608
International Bond Portfolio..........
1,851,839            170,401         (1,313,693)
708,547
Total Return Bond Portfolio...........
1,977,896            356,327         (1,796,916)
537,307
Intermediate-Term Bond Portfolio......
4,363,436            539,430         (2,495,825)
2,407,041
Mortgage Backed Securities Portfolio..
2,108,789            378,715         (2,018,658)
468,846

      Transactions in shares of beneficial
interest during the year ended
December 31, 1995 were as follows:


Shares

Issued in

Reinvestment                          Increase/

of Dividends                         (Decrease)

Shares               and              Shares
in Shares
Portfolio
Sold            Distributions      Reacquired
Outstanding
--------------------------------------      ------
-------       ------------       -----------
-----------
Large Capitalization Growth
  Portfolio...........................
5,088,274           140,781          (4,979,073)
249,982
Large Capitalization Value
  Portfolio...........................
4,775,800           734,989          (4,779,753)
731,036
Small Capitalization Growth
  Portfolio...........................
3,325,532           172,318          (3,236,827)
261,023
Small Capitalization Value
  Portfolio...........................
2,807,377            76,421          (3,018,792)
(134,994)
International Equity Portfolio........
11,209,899           150,197         (13,045,509)
(1,685,413)
International Bond Portfolio..........
1,976,236           208,497          (1,025,274)
1,159,459
Total Return Bond Portfolio...........
2,317,689           227,833          (1,588,241)
957,281
Intermediate-Term Bond Portfolio......
2,958,764           396,173          (2,600,802)
754,135
Mortgage Backed Securities Portfolio..
1,971,802           371,098          (2,094,123)
248,777

--------------------------------------------------
------------------------------
                                             51

               THE TARGET PORTFOLIO TRUST
               Independent Auditors' Report

The Shareholders and Trustees of
The Target Portfolio Trust:

      We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of The
Target Portfolio Trust
(consisting of the Large Capitalization Growth
Portfolio, Large Capitalization
Value Portfolio, Small Capitalization Growth
Portfolio, Small Capitalization
Value Portfolio, International Equity Portfolio,
International Bond Portfolio,
Total Return Bond Portfolio, Intermediate-Term
Bond Portfolio, Mortgage Backed
Securities Portfolio and U.S. Government Money
Market Portfolio) as of December
31, 1996, the related statements of operations and of changes in net assets, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of
December 31, 1996 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures.
An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the respective portfolios constituting The Target
Portfolio Trust as of December 31,
1996, the results of their operations, the changes in their net assets, and their financial highlights for the periods presented in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP
New York, New York
February 21, 1997
--------------------------------------------------
------------------------------
                                             52

               THE TARGET PORTFOLIO TRUST
               Federal Income Tax Information

   As required by the Internal Revenue Code, we wish to advise you as to the federal tax status of dividends and distributions paid by the Fund during its fiscal year ended December 31, 1996. Further, we wish to advise you of the percentage of the ordinary income dividends
(excluding long-term capital gains
distributions) paid in 1996 that qualify for the corporate dividends received deduction available to corporate taxpayers.

   Detailed below, please find the aggregate dividends and distributions, per share, paid by each portfolio during the year ended December 31, 1996 as well as the corporate dividend received deduction percentage:


Ordinary Dividends*
Total        Corporate

------------------------      Long-Term
Dividends      Dividend

Short-Term      Capital Gains         and
Received
Portfolio
Income    Capital Gains     Distributions
Distributions    Deduction
------------------------------------------------
------    --------------    -------------    -----
--------    ---------
Large Capitalization Growth Portfolio...........
$0.020            --           $ 1.489          $
1.509          100%
Large Capitalization Value Portfolio............
0.342         $0.121             0.514
0.977           92%
Small Capitalization Growth Portfolio...........
--             --             1.831
1.831            0%
Small Capitalization Value Portfolio............
0.105          0.080             0.480
0.665           44%
International Equity Portfolio..................
0.221          0.180             0.463
0.864            0%
International Bond Portfolio....................
0.212          0.240                --
0.452            0%
Total Return Bond Portfolio.....................
0.563             --             0.262
0.826            0%
Intermediate-Term Bond Portfolio................
0.588             --             0.137
0.725            0%
Mortgage Backed Securities Portfolio............
0.632             --                --
0.632            0%
U.S. Government Money Market Portfolio..........
0.045             --                --
0.045            0%

   * For federal income tax purposes, ordinary income dividends and short-term capital gains distributions are taxable as ordinary income. Long-term capital gains distributions are taxable as capital gains income.


               Important Notice For Certain
               Shareholders

   Many states do not tax the portion of mutual fund dividends attributed to interest from U.S. Government obligations. Listed below is the percentage of interest earned by the following TARGET portfolios from U.S. Government obligations for the calendar year 1996.

   To determine the amount of your dividends which may be exempt from state and local tax, simply multiply the amount in Box 1b of your 1099-Div (Ordinary
Dividends) by the percentage listed below. These percentages do not apply to taxable capital gain distributions paid by the portfolios.

                                       Percentage
of Interest from
                                             U.S.
Government
Portfolio*
obligations
--------------------------------       -----------
----------------
Large Capitalization Growth.....
0.00%
Large Capitalization Value......
1.15%
Small Capitalization Growth.....
0.06%
Small Capitalization Value......
1.98%
International Equity............
5.38%
International Bond..............
5.89%
Total Return Bond...............
5.73%
Intermediate-Term Bond..........
10.58%
Mortgage Backed Securities......
1.30%
U.S. Government Money Market....
30.15%

       * Due to certain minimum portfolio holding requirements in California,
Connecticut, New York, and New Jersey, residents of those states will not be able to exclude 1996 U.S. interest income from state and local taxes.

   Please consult your tax adviser or state/local
authorities to properly report
this information on your tax return. If you have
any questions concerning the
amounts listed above, please call your Prudential
Securities Financial Advisor.
--------------------------------------------------
------------------------------
                                             53

               THE TARGET PORTFOLIO TRUST
               Supplemental Proxy Information

   A Meeting of Shareholders of the Trust was held on Wednesday, October 30,
1996 at the offices of Prudential Securities
Incorporated, One Seaport Plaza,
New York, New York. The meeting was held for the following purposes:

(1) To elect Trustees as follows: Eugene C.
Dorsey, Douglas H. McCorkindale,
    Thomas T. Mooney, Richard A. Redeker.

(2) Approval of proposal which would permit the Manager to enter into or make material changes to subadvisory agreements without obtaining shareholder approval.

(3) Approval of subadvisory agreement between Prudential Mutual Fund Management
    LLC and Hotchkis and Wiley with respect to the Large Capitalization Value
    Portfolio.

(4) To ratify the selection of Deloitte & Touche
LLP as independent public
    accountants for the fiscal year ending
December 31, 1996.

(5) The results of the proxy solicitation on the above matters were as follows:

Director/Matter
Votes for       Votes against      Abstentions
--------------------------------------------------
--------------     -----------      -------------
-----------
(1) Eugene C.
Dorsey............................................
Large Capitalization Growth
Portfolio...........................
8,224,387          --                263,844
Large Capitalization Value
Portfolio............................
7,600,782          --                243,164
Small Capitalization Growth
Portfolio...........................
4,473,508          --                166,728
Small Capitalization Value
Portfolio............................
3,883,589          --                140,982
International Equity
Portfolio..................................
7,518,180          --                327,705
International Bond
Portfolio....................................
1,957,025          --                 53,108
Total Return Bond
Portfolio.....................................
2,263,386          --                 73,617
Intermediate-Term Bond
Portfolio................................
3,928,137          --                153,773
Mortgage Backed Securities
Portfolio............................
3,739,978          --                105,111
U.S. Government Money Market
Portfolio..........................
10,517,621          --                427,182
  Douglas H. McCorkindale
Large Capitalization Growth
Portfolio...........................
8,223,439          --                264,792
Large Capitalization Value
Portfolio............................
7,599,948          --                243,998
Small Capitalization Growth
Portfolio...........................
4,472,205          --                168,031
Small Capitalization Value
Portfolio............................
3,884,333          --                140,238
International Equity
Portfolio..................................
7,517,836          --                328,049
International Bond
Portfolio....................................
1,955,979          --                 54,154
Total Return Bond
Portfolio.....................................
2,264,433          --                 72,570
Intermediate-Term Bond
Portfolio................................
3,924,714          --                157,196
Mortgage Backed Securities
Portfolio............................
3,739,663          --                105,426
U.S. Government Money Market
Portfolio..........................
10,527,603          --                417,200
  Thomas T. Mooney
Large Capitalization Growth
Portfolio...........................
8,217,778          --                270,453
Large Capitalization Value
Portfolio............................
7,594,592          --                249,354
Small Capitalization Growth
Portfolio...........................
4,470,219          --                170,017
Small Capitalization Value
Portfolio............................
3,881,525          --                143,046
International Equity
Portfolio..................................
7,511,618          --                334,267
International Bond
Portfolio....................................
1,954,422          --                 55,711
Total Return Bond
Portfolio.....................................
2,261,959          --                 75,044
Intermediate-Term Bond
Portfolio................................
3,919,978          --                161,932
Mortgage Backed Securities
Portfolio............................
3,737,274          --                107,815
U.S. Government Money Market
Portfolio..........................
10,527,603          --                417,200

--------------------------------------------------
------------------------------
                                             54

Director/Matter
Votes for       Votes against      Abstentions
--------------------------------------------------
--------------     -----------      -------------
-----------
  Richard A. Redeker
Large Capitalization Growth
Portfolio...........................
8,226,077          --                262,154
Large Capitalization Value
Portfolio............................
7,602,097          --                241,849
Small Capitalization Growth
Portfolio...........................
4,475,481          --                164,755
Small Capitalization Value
Portfolio............................
3,885,563          --                139,008
International Equity
Portfolio..................................
7,521,357          --                324,528
International Bond
Portfolio....................................
1,956,504          --                 53,629
Total Return Bond
Portfolio.....................................
2,262,823          --                 74,180
Intermediate-Term Bond
Portfolio................................
3,922,976          --                158,934
Mortgage Backed Securities
Portfolio............................
3,738,790          --                106,299
U.S. Government Money Market
Portfolio..........................
10,522,246          --                422,557
(2) Approval to permit changes to subadvisory
agreements.
Large Capitalization Growth
Portfolio...........................
6,080,583          557,256           411,520
Large Capitalization Value
Portfolio............................
5,624,885          523,932           372,695
Small Capitalization Growth
Portfolio...........................
3,261,569          315,025           214,395
Small Capitalization Value
Portfolio............................
2,796,401          267,812           186,781
International Equity
Portfolio..................................
5,609,888          535,299           382,599
International Bond
Portfolio....................................
1,562,468           81,537            79,935
Total Return Bond
Portfolio.....................................
1,648,880          119,612           113,546
Intermediate-Term Bond
Portfolio................................
3,166,077          227,016           199,443
Mortgage Backed Securities
Portfolio............................
2,588,811          195,751         1,060.527
U.S. Government Money Market
Portfolio..........................
7,359,356          402,081           335,186
(3) Approval of subadvisory agreement between PMF
and Hotchkis and Wiley.
Large Capitalization Value
Portfolio............................
6,013,240          138,938           369,334
(4) Deloitte & Touche LLP
Large Capitalization Growth
Portfolio...........................
8,091,107           80,960           316,164
Large Capitalization Value
Portfolio............................
7,503,024           67,099           273,823
Small Capitalization Growth
Portfolio...........................
4,420,174           54,933           165,129
Small Capitalization Value
Portfolio............................
3,837,129           50,843           136,599
International Equity
Portfolio..................................
7,439,362           84,424           322,099
International Bond
Portfolio....................................
1,929,051           19,573            61,509
Total Return Bond
Portfolio.....................................
2,233,218           22,157            81,628
Intermediate-Term Bond
Portfolio................................
3,869,512           55,635           156,763
Mortgage Backed Securities
Portfolio............................
3,685,435           34,932           124,722
U.S. Government Money Market
Portfolio..........................
10,472,304          154,121           318,378

--------------------------------------------------
------------------------------
                                             55
Large Capitalization
Growth Portfolio

Average Annual Total Returns
With Advisory Fee                   One Year
Since Inception (1/5/93)
                                     19.29%
9.16%

Without Advisory Fee                One Year
Since Inception (1/5/93)
                                     21.09%
10.81%

Comparison of Change in Value of a $10,000
Investment

                            (CHART)

    1/5/93
12/31/96
  --Large Cap. Growth Portfolio
--S&P 500
Past performance is not predictive of future performance and an investor's shares, when redeemed, may be worth more or less than their original cost.
This graph is furnished to you in accordance with SEC regulations. It compares a $10,000 investment in the Target Large
Capitalization Growth Portfolio with
a similar investment in the Standard & Poor's 500
Index (S&P 500) by portraying
 the initial account values on commencement of operations and subsequent account values at the end of each fiscal year
(December 31), as measured on
a quarterly basis, beginning in 1993. The graph and the accompanying table take into account the maximum quarterly investment advisory fee associated with the Prudential Securities Target Program of
1.50% annually. For
individual retirement plans and qualified employee benefit plans, taking into account the maximum investment advisory fee of 1.25%, the average annual total return since inception would have been 6.2% and the growth of a $10,000 investment would have been $12,015.
The S&P 500 is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York
Stock Exchange. The S&P 500 is an unmanaged index and includes the reinvestment of all dividends, but does not reflect the payment of transaction costs. The securities which comprise the S&P 500 may differ substantially from the securities in the Portfolio. The S&P 500 is not the only index which may be used to characterize performance of growth equity funds and other indices may portray different comparative performance.

Large Capitalization
Value Portfolio

Average Annual Total Returns
 With Advisory Fee     One Year        Since
Inception (1/5/93)
                      17.39%
11.61%

Without Advisory Fee       One Year       Since
Inception (1/5/93)
                           19.17%
13.30%

          Comparison of Change in Value of a
$10,000 Investment

                                 (CHART)

                1/5/93
12/31/96
           --Large Cap. Value Portfolio
--S&P 500
Past performance is not predictive of future performance and an investor's shares, when redeemed, may be worth more or less than their original cost.
This graph is furnished to you in accordance with SEC regulations. It compares a $10,000 investment in the Target Large
Capitalization Value Portfolio with a
similar investment in the Standard & Poor's 500
Index (S&P 500) by portraying
the initial account values on commencement of operations and subsequent account values at the end of each fiscal year (December
31), as measured on a quarterly
basis, beginning in 1993. The graph and the accompanying table take into account the maximum quarterly investment advisory fee associated with the
Prudential Securities Target Program of 1.50% annually. For individual retirement plans and qualified employee benefit plans, taking into account the maximum investment advisory fee of 1.25%, the average annual total return since inception would have been 10.0% and the growth of a $10,000 investment would have been $13,340.
The S&P 500 is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York
Stock Exchange. The S&P 500 is an unmanaged index and includes the reinvestment of all dividends, but does not reflect the payment of transaction costs. The securities which comprise the S&P 500 may differ substantially from the securities in the Portfolio. The S&P 500 is not the only index which may be used to characterize performance of growth equity funds and other indices may portray different comparative performance.

Small Capitalization
Growth Portfolio

Average Annual Total Returns
With Advisory Fee          One Year        Since
Inception (1/5/93)
                          17.11%           12.86%

Without Advisory Fee      One Year        Since
Inception (1/5/93)
                           18.88%          14.57%

Comparison of Change in Value of a $10,000
Investment

$17,465
$16,258
                       (CHART)
           1/5/93
12/31/96
  --Small Cap. Growth Portfolio
--Russell 2000
Past performance is not predictive of future performance and an investor's shares, when redeemed, may be worth more or less than their original cost.
This graph is furnished to you in accordance with SEC regulations. It compares a $10,000 investment in the Target Small
Capitalization Growth Portfolio with
a similar investment in the Russell 2000 Index
(Russell 2000) by portraying
the initial account values on commencement of operations and subsequent account values at the end of each fiscal year
(December 31), as measured on
a quarterly basis, beginning in 1993. The graph and the accompanying table take into account the maximum quarterly investment advisory fee associated with the Prudential Securities Target Program of
1.50% annually. For
individual retirement plans and qualified employee benefit plans, taking into account the maximum investment advisory fee of 1.25%, the average annual total return since inception would have been 11.8%
and the growth of a $10,000
investment would have been $13,978.
The Russell 2000 is a stock market index comprised of the 2,000 smallest U.S.
domiciled publicly traded common stocks that are included in the Russell 3000
Index. These common stocks represent approximately
11% of the U.S. equity
market. The Russell 3000 Index is comprised of the 3,000 largest U.S.
domiciled publicly - traded common stocks by market capitalization representing approximately 98% of the U.S.
publicly - traded equity market.
The Russell 2000 is an unmanaged index and includes the reinvestment of all dividends, but does not reflect the payment of transaction costs. The securities that comprise the Russell 2000 may differ substantially from the securities in the Portfolio. The Russell 2000 is not the only index which may be used to characterize performance of growth funds and other indices may portray different comparative performance.

Small Capitalization
Value Portfolio

Average Annual Total Returns
With Advisory Fee          One Year        Since
Inception (1/5/93)
                           20.03%          12.60%

Without Advisory Fee       One Year        Since
Inception (1/5/93)
                          21.75%           14.31%
Comparison of Change in Value of a $10,000
Investment

$17,465

$16,111
                         (CHART)

          1/5/93
12/31/96
    --Small Cap. Value Portfolio
--Russell 2000
Past performance is not predictive of future
performance and an investor's
shares, when redeemed, may be worth more or less
than their original cost.
This graph is furnished to you in accordance with
SEC regulations. It compares
a $10,000 investment in the Target Small
Capitalization Value Portfolio with a
similar investment in the Russell 2000 Index
(Russell 2000) by portraying the
initial account values on commencement of
operations and subsequent account
values at the end of each fiscal year (December
31), as measured on a
quarterly basis, beginning in 1993. The graph and
the accompanying table
take into account the maximum quarterly investment
advisory fee associated
with the Prudential Securities Target Program of
1.50% annually. For
individual retirement plans and qualified employee
benefit plans, taking
into account the maximum investment advisory fee
of 1.25%, the average annual
total return since inception would have been 10.5%
and the growth of a
$10,000 investment would have been $13,515.
The Russell 2000 is a stock market index comprised
of the 2,000 smallest U.S.
domiciled publicly traded common stocks that are
included in the Russell 3000
Index. These common stocks represent approximately
11% of the U.S. equity
market. The Russell 3000 Index is comprised of the
3,000 largest U.S.
domiciled publicly - traded common stocks by
market capitalization
representing approximately 98% of the U.S.
publicly - traded equity market.
The Russell 2000 is an unmanaged index and
includes the reinvestment of all
dividends, but does not reflect the payment of
transaction costs. The
securities that comprise the Russell 2000 may
differ substantially from the
securities in the Portfolio. The Russell 2000 is
not the only index which may
be used to characterize performance of growth
funds and other indices may
portray different comparative performance.
                                      59

International Equity
Portfolio

Average Annual Total Returns
With Advisory Fee          One Year        Since
Inception (1/5/93)
                             13.53%
13.58%

Without Advisory Fee       One Year        Since
Inception (1/5/93)
                            15.25%
15.29%

Comparison of Change in Value of a $10,000
Investment
$17,045
$16,673
                           (CHART)
         1/5/93
12/31/96
  --International Equity Portfolio          --
Morgan Stanley EAFE Index
Past performance is not predictive of future performance and an investor's shares, when redeemed, may be worth more or less than their original cost.
This graph is furnished to you in accordance with SEC regulations. It compares a $10,000 investment in the Target International
Equity Portfolio with a
similar investment in the Morgan Stanley Capital
International Europe,
Australia, Far East Index (EAFE Index) by portraying the initial account values on commencement of operations and subsequent account values at the end of each fiscal year (December 31), as measured on a quarterly basis, beginning in 1993. The graph and the accompanying table take into account the maximum quarterly investment advisory fee associated with the Prudential
Securities Target Program of 1.50% annually. For individual retirement plans and qualified employee benefit plans, taking into account the maximum investment advisory fee of 1.25%, the average annual total return since inception would have been 13.9% and the growth of a $10,000 investment would have been $14,786.
The EAFE Index is an arithmetical average weighted by market value of the performance of 1023 non-U.S. companies representing 18 stock markets in
Europe, Australia, New Zealand and the Far East.
The EAFE Index is an
unmanaged index and includes the reinvestment of all dividends, but does not reflect the payment of transaction costs. The securities which comprise the EAFE Index may differ substantially from the securities in the Portfolio.
The EAFE Index is not the only index that may be used to characterize performance of international equity funds and other indices may portray different comparative performance.

International Bond
Portfolio

Average Annual Total Returns
With Advisory Fee         One Year         Since
Inception (5/17/94)
                            3.41%
6.33%

Without Advisory Fee      One Year         Since
Inception (5/17/94)
                          4.45%            7.39%

Comparison of Change in Value of a $10,000
Investment
$12,807
$11,228
                          (CHART)
        5/17/94
12/31/96
  --International Bond Portfolio        --Salomon
WB Bond Index
Past performance is not predictive of future performance and an investor's shares, when redeemed, may be worth more or less than their original cost.
This graph is furnished to you in accordance with SEC regulations. It compares a $10,000 investment in the Target International
Bond Portfolio with a similar
investment in the Salomon World Bond Index
(Salomon WB Index) by portraying the
initial account values on commencement of operations and subsequent account values at the end of each fiscal year (December
31), as measured on a
quarterly basis, beginning in 1994. The graph and the accompanying table take into account the maximum quarterly investment advisory fee associated with the Prudential Securities Target Program of
1.00% annually. For
individual retirement plans and qualified employee benefit plans, taking into account the maximum investment advisory fee of 1.35%, the average annual total return since inception would have been 7.8%
and the growth of a $10,000
investment would have been $11,336.
The Salomon WB Index measures the total return performance of high-quality securities in major sectors of the international bond market. The index covers approximately 600 bonds from 10 currencies. Only high-quality, straight issues are included. The index is calculated on both a weighted and an unweighted basis. Generally, index samples for each market are restricted to bonds with a least 5 years of remaining life. The Salomon WB
Index is an unmanaged index
and includes the reinvestment of all dividends, but does not reflect the payment of transaction costs. The securities which comprise the Salomon WB
Index may differ substantially from the securities in the Portfolio. The
Salomon WB Index is not the only index that may be used to characterize performance of international bond funds and other indices may portray different comparative performance.
Total Return Bond
Portfolio

Average Annual Total Returns
With Advisory Fee          One Year       Since
Inception (1/5/93)
                            3.97%
6.45%

Without Advisory Fee       One Year        Since
Inception (1/5/93)
                             5.02%
7.52%

Comparison of Change in Value of a $10,000
Investment
$12,863
$12,663
                      (CHART)
        1/5/93
12/31/96
  --Total Return Bond Portfolio           --Lehman
Gov't Corp. Index
Past performance is not predictive of future performance and an investor's shares, when redeemed, may be worth more or less than their original cost.
This graph is furnished to you in accordance with SEC regulations. It compares a $10,000 investment in the Target Total Return
Bond Portfolio with a similar
investment in the Lehman Government/Corporate
Index (LGCI) by portraying the
initial account values on commencement of operations and subsequent account values at the end of each fiscal year (December
31), as measured on a
quarterly basis, beginning in 1993. The graph and the accompanying table take into account the maximum quarterly investment advisory fee associated with the Prudential Securities Target Program of
1.00% annually. For
individual retirement plans and qualified employee benefit plans, taking into account the maximum investment advisory fee of 1.35%, the average annual total return since inception would have been 6.9%
and the growth of a $10,000
investment would have been $12,255.
The LGCI is a weighted index comprised of publicly traded intermediate and long-term government and corporate debt with an average maturity of 11 years.
The LGCI is an unmanaged index and includes the reinvestment of all income, but does not reflect the payment of transaction costs. The securities that comprise the LGCI may differ substantially from the securities in the
Portfolio. The LGCI is not the only index that may be used to characterize performance of bond funds and other indices may portray different comparative performance.

Intermediate-Term
Bond Portfolio

Average Annual Total Returns
With Advisory Fee         One Year         Since
Inception (1/5/93)
                           4.17%
6.03%

Without Advisory Fee       One Year        Since
Inception (1/5/93)
                           5.22%
7.10%
Comparison of Change in Value of a $10,000
Investment
$12,558
$12,663
                                 (CHART)
             1/5/93
12/31/96
  --Intermediate-Term Bond Portfolio        --
Lehman Int. Gov't Corp. Index

Past performance is not predictive of future
performance and an investor's
shares, when redeemed, may be worth more or less
than their original cost.
This graph is furnished to you in accordance with
SEC regulations. It compares
a $10,000 investment in the Target Intermediate-
Term Bond Portfolio with a
similar investment in the Lehman Intermediate
Government/Corporate Index
(LIGC Index) by portraying the initial account
values on commencement of
operations and subsequent account values at the
end of each fiscal year
(December 31), as measured on a quarterly basis,
beginning in 1993. The graph
and the accompanying table take into account the
maximum quarterly investment
advisory fee associated with the Prudential
Securities Target Program of 1.00%
annually. For individual retirement plans and
qualified employee benefit
plans, taking into account the maximum investment
advisory fee of 1.35%, the
average annual total return since inception would
have been 6.3% and the
growth of a $10,000 investment would have been
$12,040.
The LIGC Index is a weighted index comprised of
securities issued or backed by
the U.S. government and its agencies and
securities publicly issued by
corporations with one to 9.99 years remaining to
maturity, rated investment
grade and having $50 million or more outstanding.
The LIGC is an unmanaged
index and includes the reinvestment of all
dividends, but does not reflect the
payment of transaction costs. The securities that
comprise the LIGC may differ
substantially from the securities in the
Portfolio. The LIGC is not the only
index that may be used to characterize performance
of intermediate-term bond
funds and other indices may portray different
comparative performance.
                                       63

Mortgage Backed
Securities Portfolio

Average Annual Total Returns
With Advisory Fee         One Year        Since
Inception (1/5/93)
                           4.50%
6.31%

Without Advisory Fee       One Year        Since
Inception (1/5/93)
                             5.56%
7.38%
Comparison of Change in Value of a $10,000
Investment
$12,807
$12,794

     1/5/93
12/31/96
  --Mortgage Backed Securities Portfolio        --
Salomon MBS Index
Past performance is not predictive of future
performance and an investor's
shares, when redeemed, may be worth more or less
than their original cost.
This graph is furnished to you in accordance with
SEC regulations. It compares
a $10,000 investment in the Target Mortgage-Backed
Securities Portfolio with a
similar investment in the Salomon Bros. Mortgages
Index (Mortgage Index) by
portraying the initial account values on
commencement of operations and
subsequent account values at the end of each
fiscal year (December 31), as
measured on a quarterly basis, beginning in 1993.
The graph and the
accompanying table take into account the maximum
quarterly investment advisory
fee associated with the Prudential Securities
Target Program of 1.00%
annually. For individual retirement plans and
qualified employee benefit
plans, taking into account the maximum investment
advisory fee of 1.35%,
the average annual total return since inception
would have been 6.6% and the
growth of a $10,000 investment would have been
$12,126.
The Mortgage Index is comprised of mortgage-backed
pass-through securities
consisting of 70% pass-through securities issued
by the Government National
Mortgage Association, 23% by the Federal Home Loan
Mortgage Corporation, 5% by
the Federal National Mortgage Association and the
balance a mixture of
conventional and Federal Housing Administration
project mortgage pools. The
Mortgage Index is an unmanaged index and includes
the reinvestment of all
dividends, but does not reflect the payment of
transaction costs. The
securities which comprise the Mortgage Index may
differ substantially from
the securities in the Portfolio. The Mortgage
Index is not the only index that
may be used to characterize performance of
mortgage-backed security funds and
other indices may portray different comparative
performance.
                                           64

Trustees
Eugene C. Dorsey
Douglas H. McCorkindale
Thomas T. Mooney
Richard A. Redeker

Officers
Richard A Redeker
President
Robert F. Gunia
Vice President
Grace Torres
Treasurer
Stephen M. Ungerman
Assistant Treasurer
S. Jane Rose
Secretary
Marguerite E.H. Morrison
Assistant Secretary

Manager
Prudential Mutual Fund
Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077


Investment Advisers
Columbus Circle Investors
Metro Center One Station Plaza
Stamford, Connecticut 06902

Fiduciary International
Two World Trade Center
New York, NY 10048
Hotchkis and Wiley
800 West Sixth Street
Los Angeles, California 90017

INVESCO Capital Management
1315 Peachtree Street
Suite 500Atlanta, GA 30309

Investment Advisors, Inc.
3700 First Bank Place
P.O. Box 357
Minneapolis, Minnesota 55440

Lazard Fr_res Asset Management
30 Rockefeller Plaza
New York, NY 10020
Oak Associates
3875 Embassy Parkway
Suite 250
Akron, OH 44333
Nicholas-Applegate Capital Management
600 West Broadway
San Diego, CA 92101

Pacific Investment
Management Company
840 Newport Center Drive
Newport Beach, CA 92658

Wellington
Management Company
75 State Street
Boston, MA 02109

Wood, Struthers & Winthrop
277 Park Avenue
New York, NY 10005

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and
Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund
Services LLC
Raritan Plaza One
Edison, NJ 08837

Independent Auditors
Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281

Legal Counsel
Shereff, Friedman, Hoffman & Goodman LLP
919 Third Avenue
New York, NY 10022

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
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